John Hancock
Multifactor ETFs
Quarterly portfolio holdings 7/31/2024

Funds’ investments
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

As of 7-31-24 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 98.8%		$703,174,674
(Cost $598,461,649)
Australia - 7.3%		51,727,163
Ampol, Ltd.	15,508	338,941
ANZ Group Holdings, Ltd.	87,859	1,666,654
APA Group	107,298	554,219
Aristocrat Leisure, Ltd.	21,763	770,533
ASX, Ltd.	7,216	306,142
BHP Group, Ltd.	129,721	3,583,139
BlueScope Steel, Ltd.	58,167	841,704
Brambles, Ltd.	120,982	1,229,259
carsales.com, Ltd.	19,267	438,460
Cochlear, Ltd.	6,101	1,374,503
Coles Group, Ltd.	79,416	938,641
Commonwealth Bank of Australia	52,144	4,681,538
Computershare, Ltd.	48,244	871,067
CSL, Ltd.	7,380	1,492,584
Dexus	35,887	164,508
EBOS Group, Ltd.	2,757	58,951
Endeavour Group, Ltd.	109,433	392,314
Fortescue, Ltd.	111,624	1,375,443
Goodman Group	31,188	714,838
Insurance Australia Group, Ltd.	431,201	2,083,649
Macquarie Group, Ltd.	9,664	1,323,962
Medibank Private, Ltd.	274,007	712,128
Mineral Resources, Ltd.	13,387	474,500
Mirvac Group	130,910	182,936
National Australia Bank, Ltd.	82,503	2,078,476
Northern Star Resources, Ltd.	102,582	943,163
Origin Energy, Ltd.	152,056	1,041,579
Pilbara Minerals, Ltd. (A)	218,803	418,633
Pro Medicus, Ltd.	2,300	215,913
Qantas Airways, Ltd. (B)	43,308	182,690
QBE Insurance Group, Ltd.	180,070	2,125,949
Ramsay Health Care, Ltd.	16,273	493,803
REA Group, Ltd. (A)	4,659	622,521
Reece, Ltd.	24,155	435,972
Rio Tinto, Ltd.	23,182	1,778,394
Santos, Ltd.	414,380	2,162,015
Scentre Group	177,033	401,141
SEEK, Ltd.	12,809	183,763
Seven Group Holdings, Ltd.	12,755	326,331
Sonic Healthcare, Ltd.	53,505	966,406
South32, Ltd.	135,466	271,570
Stockland	96,809	290,795
Suncorp Group, Ltd.	112,116	1,303,901
Telstra Group, Ltd.	146,224	376,208
The GPT Group	63,927	193,276
The Lottery Corp., Ltd.	191,566	621,710
TPG Telecom, Ltd. (A)	36,748	113,983
Transurban Group	47,195	400,946
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Australia (continued)
Treasury Wine Estates, Ltd.	71,343	$575,349
Vicinity, Ltd.	144,948	199,714
Wesfarmers, Ltd.	29,735	1,430,058
Westpac Banking Corp.	109,796	2,136,564
WiseTech Global, Ltd.	2,667	165,552
Woodside Energy Group, Ltd.	98,175	1,769,388
Woolworths Group, Ltd.	41,316	930,787
Austria - 0.2%		1,606,353
ANDRITZ AG	2,708	173,329
BAWAG Group AG (B)(C)	4,245	309,833
Erste Group Bank AG	8,669	451,025
EVN AG	2,794	91,306
OMV AG	5,441	227,854
Raiffeisen Bank International AG	4,849	94,500
Strabag SE, Bearer Shares	854	35,763
Telekom Austria AG	2,556	23,676
Verbund AG	1,240	99,294
voestalpine AG	3,897	99,773
Belgium - 1.0%		7,254,697
Ackermans & van Haaren NV	2,893	555,353
Ageas SA/NV	32,272	1,541,436
Anheuser-Busch InBev SA/NV	35,670	2,121,374
D’ieteren Group	710	163,185
Elia Group SA/NV	499	51,783
KBC Group NV	16,643	1,290,193
Lotus Bakeries NV	19	206,421
Syensqo SA	9,564	845,840
UCB SA	1,572	263,069
Umicore SA (A)	6,116	83,984
Warehouses De Pauw CVA	4,866	132,059
Chile - 0.1%		521,850
Antofagasta PLC	20,113	521,850
Denmark - 3.3%		23,230,987
AP Moller - Maersk A/S, Series A	170	276,106
AP Moller - Maersk A/S, Series B	286	474,047
Carlsberg A/S, Class B	9,031	1,091,436
Coloplast A/S, B Shares	16,873	2,193,815
Danske Bank A/S	59,219	1,811,977
DSV A/S	6,758	1,238,723
Novo Nordisk A/S, B Shares	95,017	12,566,236
Novonesis A/S, B Shares	18,493	1,177,283
Orsted A/S (B)(C)	6,754	401,955
Svitzer Group A/S (B)	924	35,408
Vestas Wind Systems A/S (B)	79,551	1,964,001
Finland - 1.2%		8,414,567
Elisa OYJ	13,057	607,829
Fortum OYJ	55,775	856,425
Kesko OYJ, A Shares	10,872	202,822
2	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Finland (continued)
Kesko OYJ, B Shares	24,309	$439,290
Kone OYJ, Class B	13,828	705,668
Metso Corp.	60,540	614,356
Neste OYJ	15,146	305,828
Nokia OYJ	181,586	711,506
Nordea Bank ABP	152,629	1,787,029
Sampo OYJ, A Shares	11,361	497,528
Stora Enso OYJ, R Shares	73,602	919,100
UPM-Kymmene OYJ	16,129	532,846
Wartsila OYJ ABP	11,365	234,340
France - 10.4%		73,859,519
Air Liquide SA	9,070	1,656,516
Airbus SE	18,076	2,737,623
AXA SA	68,700	2,415,315
BNP Paribas SA	63,469	4,358,420
Capgemini SE	17,039	3,385,199
Cie de Saint-Gobain SA	46,205	3,971,875
Credit Agricole SA	135,250	2,053,347
Danone SA	57,933	3,771,388
Dassault Systemes SE	26,892	1,019,658
Engie SA	196,084	3,085,134
EssilorLuxottica SA	7,947	1,820,503
Hermes International SCA	894	1,957,045
Kering SA	4,828	1,486,336
L’Oreal SA	6,161	2,671,061
LVMH Moet Hennessy Louis Vuitton SE	7,260	5,129,998
Orange SA	401,239	4,450,352
Pernod Ricard SA (A)	15,827	2,123,673
Safran SA	12,972	2,850,915
Sanofi	29,812	3,075,304
Sartorius Stedim Biotech	1,465	293,197
Schneider Electric SE	8,628	2,080,608
Thales SA	12,476	1,983,866
TotalEnergies SE	147,235	9,954,501
Vinci SA	48,374	5,527,685
Germany - 7.6%		54,437,567
adidas AG	9,468	2,369,743
Allianz SE	12,281	3,465,842
BASF SE	31,975	1,491,266
Bayer AG	59,743	1,777,494
Bayerische Motoren Werke AG	17,821	1,654,962
Beiersdorf AG	5,579	810,170
Continental AG	13,417	823,201
Daimler Truck Holding AG	59,152	2,287,659
Deutsche Bank AG	186,645	2,915,618
Deutsche Boerse AG	12,042	2,468,005
Deutsche Telekom AG	198,315	5,186,801
DHL Group	31,116	1,388,913
E.ON SE	165,587	2,323,091
Fresenius SE & Company KGaA (B)	54,006	1,939,620
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Germany (continued)
Hannover Rueck SE	5,003	$1,243,538
Hapag-Lloyd AG (C)	3,463	616,058
Heidelberg Materials AG	10,883	1,136,196
Henkel AG & Company KGaA	8,610	667,555
Infineon Technologies AG	29,900	1,036,971
Mercedes-Benz Group AG	56,532	3,741,358
Merck KGaA	1,923	345,010
Muenchener Rueckversicherungs-Gesellschaft AG	5,831	2,874,711
Rheinmetall AG	1,991	1,085,418
RWE AG	32,178	1,200,935
SAP SE	14,534	3,067,127
Siemens AG	18,411	3,375,277
Siemens Healthineers AG (C)	5,598	300,638
Talanx AG	9,462	719,278
Volkswagen AG	2,276	268,698
Vonovia SE	60,386	1,856,414
Hong Kong - 1.6%		11,425,454
AIA Group, Ltd.	396,724	2,666,156
BOC Hong Kong Holdings, Ltd.	126,795	369,251
Budweiser Brewing Company APAC, Ltd. (C)	26,600	32,382
Chow Tai Fook Jewellery Group, Ltd. (A)	194,800	177,046
CK Asset Holdings, Ltd.	150,469	575,912
CK Hutchison Holdings, Ltd.	169,773	891,026
CK Infrastructure Holdings, Ltd.	58,429	390,050
CLP Holdings, Ltd.	99,571	854,613
Galaxy Entertainment Group, Ltd.	29,641	124,642
Hang Seng Bank, Ltd.	24,689	302,924
Henderson Land Development Company, Ltd.	124,398	349,531
Hong Kong & China Gas Company, Ltd.	579,065	472,177
Link REIT	87,152	368,154
MTR Corp., Ltd.	50,913	164,887
Power Assets Holdings, Ltd.	124,573	794,129
Prudential PLC	36,221	325,296
Sun Hung Kai Properties, Ltd.	51,662	448,703
Swire Pacific, Ltd., Class A	27,500	237,087
Swire Pacific, Ltd., Class B	45,000	58,410
Swire Properties, Ltd.	98,801	156,321
Techtronic Industries Company, Ltd.	130,077	1,666,757
Ireland - 0.6%		4,513,827
AIB Group PLC	58,385	334,846
Bank of Ireland Group PLC	43,728	495,657
Experian PLC	35,302	1,665,020
Flutter Entertainment PLC (B)	3,386	668,682
James Hardie Industries PLC, CHESS Depositary Interest (B)	16,372	584,472
Kerry Group PLC, Class A	2,300	215,035
Kingspan Group PLC	5,884	550,115
Israel - 0.4%		3,155,410
Azrieli Group, Ltd.	759	46,837
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	3

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Israel (continued)
Bank Hapoalim BM	70,495	$651,112
Bank Leumi Le-Israel BM	86,519	750,809
CyberArk Software, Ltd. (B)	392	100,501
Elbit Systems, Ltd.	380	68,266
ICL Group, Ltd.	25,086	105,846
Israel Discount Bank, Ltd., Class A	43,735	224,765
Mizrahi Tefahot Bank, Ltd.	9,053	328,784
Nice, Ltd. (B)	817	149,010
Teva Pharmaceutical Industries, Ltd. (B)	36,165	620,177
Wix.com, Ltd. (B)	701	109,303
Italy - 2.5%		17,786,447
Banco BPM SpA	65,590	454,240
Davide Campari-Milano NV	29,796	268,900
Enel SpA	222,852	1,590,131
Eni SpA	150,321	2,407,078
Ferrari NV	4,053	1,668,340
FinecoBank SpA	50,749	862,173
Generali	15,929	412,476
Infrastrutture Wireless Italiane SpA (C)	17,151	190,788
Intesa Sanpaolo SpA	478,205	1,940,755
Leonardo SpA	22,464	535,026
Mediobanca Banca di Credito Finanziario SpA	79,606	1,291,694
Moncler SpA	11,621	692,636
Nexi SpA (B)(C)	9,388	57,661
Poste Italiane SpA (C)	30,856	417,867
PRADA SpA	43,700	315,499
Prysmian SpA	13,436	923,814
Recordati Industria Chimica e Farmaceutica SpA	5,770	314,371
Snam SpA	81,811	391,027
Terna - Rete Elettrica Nazionale (A)	81,218	675,843
UniCredit SpA	57,854	2,376,128
Japan - 24.9%		176,944,833
Advantest Corp.	27,300	1,093,923
Aeon Company, Ltd.	23,600	538,788
AGC, Inc.	25,200	904,259
Aisin Corp.	19,900	681,144
Ajinomoto Company, Inc.	16,300	675,032
ANA Holdings, Inc.	23,000	439,715
Asahi Group Holdings, Ltd.	12,400	457,809
Asahi Intecc Company, Ltd.	11,900	188,315
Asahi Kasei Corp.	105,800	769,276
Asics Corp.	49,600	815,898
Astellas Pharma, Inc.	27,000	313,588
Bandai Namco Holdings, Inc.	18,403	392,131
Bridgestone Corp.	36,900	1,516,858
Canon, Inc.	28,500	898,225
Capcom Company, Ltd.	28,900	615,033
Central Japan Railway Company	28,920	681,386
Chubu Electric Power Company, Inc.	62,600	787,805
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Chugai Pharmaceutical Company, Ltd.	17,200	$755,515
Concordia Financial Group, Ltd.	99,900	637,405
Dai Nippon Printing Company, Ltd.	25,224	833,200
Daifuku Company, Ltd.	20,700	377,102
Dai-ichi Life Holdings, Inc.	34,700	1,071,950
Daiichi Sankyo Company, Ltd.	25,400	1,037,879
Daikin Industries, Ltd.	7,447	1,084,185
Daito Trust Construction Company, Ltd.	5,486	661,230
Daiwa House Industry Company, Ltd.	38,400	1,095,648
Daiwa Securities Group, Inc.	121,600	1,016,297
Denso Corp.	51,800	865,514
Dentsu Group, Inc.	23,800	633,201
Disco Corp.	3,294	1,082,821
East Japan Railway Company	50,400	946,298
Ebara Corp.	21,500	313,512
Eisai Company, Ltd.	3,572	136,745
ENEOS Holdings, Inc.	380,300	2,002,351
FANUC Corp.	12,450	373,186
Fast Retailing Company, Ltd.	5,357	1,482,913
Fuji Electric Company, Ltd.	15,493	878,548
FUJIFILM Holdings Corp.	37,700	897,022
Fujitsu, Ltd.	45,000	817,244
GMO Payment Gateway, Inc.	3,800	213,892
Hamamatsu Photonics KK	11,000	317,952
Hankyu Hanshin Holdings, Inc.	26,500	758,225
Hikari Tsushin, Inc.	1,341	251,426
Hitachi Construction Machinery Company, Ltd.	17,100	430,966
Hitachi, Ltd.	152,700	3,336,951
Honda Motor Company, Ltd.	168,362	1,842,963
Hoshizaki Corp.	5,300	167,215
Hoya Corp.	12,900	1,623,860
Hulic Company, Ltd.	83,500	816,631
Ibiden Company, Ltd.	9,100	353,392
Idemitsu Kosan Company, Ltd.	165,095	1,101,657
Inpex Corp.	105,400	1,629,406
Isuzu Motors, Ltd.	110,600	1,519,776
ITOCHU Corp.	21,600	1,117,326
Japan Airlines Company, Ltd.	23,500	384,690
Japan Exchange Group, Inc.	42,800	1,009,552
Japan Post Bank Company, Ltd.	32,200	337,173
Japan Post Holdings Company, Ltd.	52,800	562,882
Japan Post Insurance Company, Ltd.	16,000	333,165
Japan Real Estate Investment Corp.	50	172,803
Japan Tobacco, Inc.	42,000	1,237,724
JFE Holdings, Inc.	76,000	1,116,310
Kajima Corp.	47,300	917,958
Kao Corp.	7,300	320,412
Kawasaki Kisen Kaisha, Ltd.	32,200	500,784
KDDI Corp.	51,500	1,547,122
Keisei Electric Railway Company, Ltd.	7,700	230,243
Keyence Corp.	2,870	1,256,841
4	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Kikkoman Corp.	18,400	$231,131
Kintetsu Group Holdings Company, Ltd.	9,600	222,422
Kirin Holdings Company, Ltd.	42,200	597,548
Kobe Bussan Company, Ltd.	12,300	323,564
Komatsu, Ltd.	57,600	1,667,973
Konami Group Corp.	8,300	629,423
Kubota Corp.	29,800	431,769
Kyocera Corp.	42,900	542,024
Kyowa Kirin Company, Ltd.	7,800	164,803
Lasertec Corp.	2,700	481,464
LY Corp.	68,900	170,808
M3, Inc.	12,800	119,569
Makita Corp.	18,000	590,748
Marubeni Corp.	58,300	1,108,382
MatsukiyoCocokara & Company	13,600	221,499
Mazda Motor Corp.	105,700	963,847
MEIJI Holdings Company, Ltd.	29,000	732,228
MINEBEA MITSUMI, Inc.	48,700	1,174,290
Mitsubishi Chemical Group Corp.	248,900	1,479,240
Mitsubishi Corp.	121,800	2,545,123
Mitsubishi Electric Corp.	49,600	857,435
Mitsubishi Estate Company, Ltd.	28,100	480,815
Mitsubishi HC Capital, Inc.	157,700	1,142,974
Mitsubishi Heavy Industries, Ltd.	118,000	1,435,199
Mitsubishi Motors Corp. (A)	75,800	221,213
Mitsubishi UFJ Financial Group, Inc.	336,170	3,909,993
Mitsui & Company, Ltd.	91,100	2,137,332
Mitsui Chemicals, Inc.	22,000	639,997
Mitsui Fudosan Company, Ltd.	69,300	724,734
Mitsui O.S.K. Lines, Ltd.	30,700	981,845
Mizuho Financial Group, Inc.	65,400	1,498,732
MonotaRO Company, Ltd. (A)	18,000	253,024
MS&AD Insurance Group Holdings, Inc.	44,500	1,059,411
Murata Manufacturing Company, Ltd.	28,100	625,835
NEC Corp.	9,203	795,155
Nexon Company, Ltd.	4,800	104,480
Nidec Corp.	6,500	289,359
Nintendo Company, Ltd.	28,570	1,592,750
Nippon Building Fund, Inc.	50	192,410
Nippon Express Holdings, Inc.	12,600	624,724
Nippon Paint Holdings Company, Ltd.	12,400	78,936
Nippon Sanso Holdings Corp.	20,000	660,641
Nippon Steel Corp.	50,900	1,109,611
Nippon Telegraph & Telephone Corp.	1,570,850	1,674,627
Nippon Yusen KK	37,700	1,227,518
Nissan Chemical Corp.	10,800	349,855
Nissan Motor Company, Ltd.	150,300	485,683
Nissin Foods Holdings Company, Ltd.	8,748	260,068
Nitori Holdings Company, Ltd.	6,401	760,028
Nitto Denko Corp.	8,094	706,867
Nomura Holdings, Inc.	103,200	644,811
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Nomura Real Estate Master Fund, Inc.	144	$141,359
Nomura Research Institute, Ltd.	24,900	772,850
NTT Data Group Corp.	21,300	334,025
Obayashi Corp.	69,200	913,177
Obic Company, Ltd.	2,300	348,531
Odakyu Electric Railway Company, Ltd.	17,800	179,999
Olympus Corp.	17,100	295,948
Omron Corp.	5,200	192,538
Ono Pharmaceutical Company, Ltd.	9,765	145,216
Oracle Corp. Japan	3,200	260,109
Oriental Land Company, Ltd.	24,400	694,409
ORIX Corp.	41,500	1,010,607
Osaka Gas Company, Ltd.	60,900	1,379,013
Otsuka Corp.	20,300	449,417
Otsuka Holdings Company, Ltd.	10,800	557,227
Pan Pacific International Holdings Corp.	31,800	832,938
Panasonic Holdings Corp.	80,404	665,847
Rakuten Group, Inc. (B)	35,700	209,369
Recruit Holdings Company, Ltd.	33,900	1,950,726
Renesas Electronics Corp.	30,400	520,877
Resona Holdings, Inc.	172,100	1,249,058
Ricoh Company, Ltd.	49,900	468,123
SBI Holdings, Inc. (A)	29,400	770,465
SCREEN Holdings Company, Ltd.	3,900	334,245
SCSK Corp.	10,800	212,002
Secom Company, Ltd.	5,761	368,419
Seiko Epson Corp.	37,400	653,866
Sekisui Chemical Company, Ltd.	49,200	743,428
Sekisui House, Ltd. (A)	46,700	1,173,242
Seven & i Holdings Company, Ltd.	111,500	1,341,690
SG Holdings Company, Ltd.	25,100	254,153
Shimadzu Corp.	25,200	746,654
Shimano, Inc.	1,786	317,292
Shin-Etsu Chemical Company, Ltd.	47,190	2,116,430
Shionogi & Company, Ltd.	8,071	353,877
Shiseido Company, Ltd.	6,477	203,186
SMC Corp.	845	416,435
SoftBank Corp.	74,300	970,354
SoftBank Group Corp.	36,836	2,243,064
Sompo Holdings, Inc.	47,000	1,083,005
Sony Group Corp.	31,100	2,796,644
Square Enix Holdings Company, Ltd.	5,400	182,752
Subaru Corp.	88,700	1,760,618
SUMCO Corp.	22,000	364,595
Sumitomo Corp.	37,400	939,101
Sumitomo Electric Industries, Ltd.	64,900	996,404
Sumitomo Metal Mining Company, Ltd.	32,300	989,652
Sumitomo Mitsui Financial Group, Inc.	41,100	2,981,567
Sumitomo Mitsui Trust Holdings, Inc.	49,250	1,257,273
Sumitomo Realty & Development Company, Ltd.	22,700	754,806
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	5

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Suntory Beverage & Food, Ltd.	10,400	$374,776
Suzuki Motor Corp.	99,400	1,162,397
Sysmex Corp.	27,944	459,202
T&D Holdings, Inc.	51,000	965,699
Taisei Corp.	20,661	882,274
Takeda Pharmaceutical Company, Ltd.	57,947	1,656,839
TDK Corp.	14,000	980,261
Terumo Corp.	21,300	383,077
The Chiba Bank, Ltd.	69,300	657,949
The Kansai Electric Power Company, Inc.	132,800	2,270,557
TIS, Inc.	17,100	367,094
Tobu Railway Company, Ltd.	10,800	189,571
Toho Company, Ltd.	5,400	194,452
Tokio Marine Holdings, Inc.	65,000	2,601,555
Tokyo Century Corp.	27,100	290,705
Tokyo Electric Power Company Holdings, Inc. (B)	211,000	1,048,689
Tokyo Electron, Ltd.	12,071	2,488,651
Tokyo Gas Company, Ltd.	74,800	1,641,563
Tokyu Corp.	44,900	543,569
TOPPAN Holdings, Inc.	28,200	801,243
Toray Industries, Inc.	181,900	949,396
TOTO, Ltd.	9,300	255,215
Toyo Suisan Kaisha, Ltd.	1,800	122,564
Toyota Industries Corp.	5,500	468,995
Toyota Motor Corp.	478,440	9,377,368
Toyota Tsusho Corp.	41,900	844,628
Trend Micro, Inc.	11,300	544,422
Unicharm Corp.	14,000	466,915
USS Company, Ltd.	40,400	364,099
West Japan Railway Company	63,462	1,246,801
Yakult Honsha Company, Ltd.	9,800	201,002
Yamaha Motor Company, Ltd.	171,000	1,608,168
Yamato Holdings Company, Ltd.	16,500	200,356
Yaskawa Electric Corp.	21,300	744,353
Zensho Holdings Company, Ltd.	5,600	227,298
ZOZO, Inc.	12,500	364,383
Luxembourg - 0.2%		1,398,436
ArcelorMittal SA	56,999	1,291,550
Tenaris SA	6,747	106,886
Macau - 0.0%		73,563
Sands China, Ltd. (B)	39,200	73,563
Netherlands - 4.7%		33,385,372
Adyen NV (B)(C)	530	648,414
Argenx SE (B)	595	303,318
Argenx SE, Additional Offering (B)	27	13,764
ASM International NV	3,951	2,708,879
ASML Holding NV	9,899	9,110,308
Ferrovial SE	29,225	1,161,879
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Netherlands (continued)
Heineken Holding NV	11,993	$883,776
Heineken NV (A)	6,859	608,763
ING Groep NV	121,277	2,198,167
Koninklijke Ahold Delhaize NV	61,962	1,996,722
Koninklijke Philips NV (B)	53,524	1,510,510
Prosus NV (B)	39,495	1,372,516
Stellantis NV	155,419	2,590,628
Universal Music Group NV	29,419	700,036
Wolters Kluwer NV	45,150	7,577,692
New Zealand - 0.2%		1,382,693
Auckland International Airport, Ltd.	31,488	139,893
Fisher & Paykel Healthcare Corp., Ltd.	14,428	277,224
Infratil, Ltd.	19,166	122,716
Mainfreight, Ltd. (A)	1,644	72,756
Mercury NZ, Ltd.	14,473	59,142
Meridian Energy, Ltd.	36,531	141,034
Spark New Zealand, Ltd.	57,120	146,562
Xero, Ltd. (B)	4,692	423,366
Norway - 0.5%		3,286,188
Aker BP ASA	23,391	566,672
DNB Bank ASA	30,792	635,017
Equinor ASA	33,843	897,569
Gjensidige Forsikring ASA	2,205	37,226
Kongsberg Gruppen ASA	1,682	168,592
Mowi ASA	6,600	111,182
Norsk Hydro ASA	38,359	211,887
Orkla ASA	10,168	85,644
Salmar ASA	1,112	63,865
Schibsted ASA, A Shares	1,266	36,309
Schibsted ASA, B Shares	1,463	39,684
Telenor ASA	20,320	241,584
Var Energi ASA	6,787	21,613
Yara International ASA	5,954	169,344
Portugal - 0.2%		1,691,307
EDP SA	90,631	372,673
Galp Energia SGPS SA	54,389	1,145,011
Jeronimo Martins SGPS SA	9,935	173,623
Singapore - 1.4%		10,264,842
CapitaLand Ascendas REIT	110,192	224,075
CapitaLand Integrated Commercial Trust	176,959	275,175
CapitaLand Investment, Ltd.	58,900	118,892
DBS Group Holdings, Ltd.	72,713	1,989,062
Genting Singapore, Ltd.	448,600	285,070
Grab Holdings, Ltd., Class A (B)	39,753	131,185
Jardine Cycle & Carriage, Ltd. (A)	16,500	320,230
Keppel, Ltd.	146,100	725,257
Mapletree Logistics Trust	95,900	92,487
Mapletree Pan Asia Commercial Trust	92,000	88,038
Oversea-Chinese Banking Corp., Ltd.	145,968	1,620,533
6	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Singapore (continued)
Sea, Ltd., ADR (B)	4,424	$290,657
Sembcorp Industries, Ltd.	52,300	186,506
Singapore Airlines, Ltd. (A)	102,800	535,673
Singapore Exchange, Ltd.	95,100	700,310
Singapore Technologies Engineering, Ltd.	133,700	441,802
Singapore Telecommunications, Ltd.	124,800	288,301
United Overseas Bank, Ltd.	74,324	1,797,534
Wilmar International, Ltd.	64,800	154,055
Spain - 3.0%		21,349,143
Aena SME SA (C)	2,651	502,300
Amadeus IT Group SA	27,463	1,805,054
Banco Bilbao Vizcaya Argentaria SA	368,482	3,869,318
Banco Santander SA	554,251	2,671,909
CaixaBank SA	129,040	752,070
Cellnex Telecom SA (B)(C)	15,500	539,741
EDP Renovaveis SA	1,914	29,700
Iberdrola SA	118,789	1,565,636
Industria de Diseno Textil SA	41,915	2,034,680
Naturgy Energy Group SA (A)	10,141	243,394
Repsol SA	231,462	3,299,877
Telefonica SA (A)	892,388	4,035,464
Sweden - 2.9%		20,573,343
Alfa Laval AB	3,939	173,840
Assa Abloy AB, B Shares	14,907	453,291
Atlas Copco AB, A Shares	91,940	1,635,046
Atlas Copco AB, B Shares	51,787	809,595
Axfood AB	6,169	152,878
Beijer Ref AB (A)	16,816	266,731
Boliden AB	24,809	756,011
Castellum AB (B)	30,123	376,622
Epiroc AB, A Shares	21,898	408,636
Epiroc AB, B Shares	13,382	224,623
EQT AB	4,831	156,367
Essity AB, B Shares	16,507	464,055
Evolution AB (C)	4,418	427,677
Fastighets AB Balder, B Shares (B)	38,327	281,867
Getinge AB, B Shares	11,163	217,581
Hennes & Mauritz AB, B Shares (A)	24,128	374,270
Hexagon AB, B Shares	39,844	405,221
Holmen AB, B Shares	7,627	299,455
Indutrade AB	23,577	691,630
Lifco AB, B Shares	7,303	216,413
Nibe Industrier AB, B Shares	18,091	79,352
Saab AB, B Shares	19,268	444,234
Sagax AB, B Shares	16,318	402,560
Sandvik AB	48,922	1,000,569
Skandinaviska Enskilda Banken AB, A Shares	44,409	683,687
Skandinaviska Enskilda Banken AB, C Shares	455	7,158
Skanska AB, B Shares	42,360	826,442
SKF AB, B Shares	43,260	803,032
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Sweden (continued)
SSAB AB, A Shares	24,483	$126,097
SSAB AB, B Shares	61,712	312,084
Svenska Cellulosa AB SCA, B Shares	37,276	506,399
Svenska Handelsbanken AB, A Shares	52,788	532,924
Svenska Handelsbanken AB, B Shares	2,271	28,034
Swedbank AB, A Shares	34,049	724,339
Swedish Orphan Biovitrum AB (B)	13,504	352,543
Tele2 AB, B Shares	63,836	656,372
Telefonaktiebolaget LM Ericsson, B Shares	65,009	444,368
Telia Company AB (A)	128,365	372,845
Trelleborg AB, B Shares	22,007	816,823
Volvo AB, A Shares	17,951	465,960
Volvo AB, B Shares	83,626	2,132,472
Volvo Car AB, B Shares (A)(B)	22,347	63,240
Switzerland - 9.9%		70,327,073
ABB, Ltd.	70,254	3,893,201
Alcon, Inc.	43,266	4,098,289
Chocoladefabriken Lindt & Spruengli AG	9	1,110,366
Cie Financiere Richemont SA, A Shares	15,612	2,376,607
Coca-Cola HBC AG (B)	12,259	447,189
DSM-Firmenich AG	6,306	805,540
Givaudan SA	567	2,774,290
Glencore PLC	632,307	3,490,694
Holcim, Ltd. (B)	46,511	4,345,430
Kuehne + Nagel International AG	5,299	1,640,418
Lonza Group AG	1,891	1,261,884
Nestle SA	68,407	6,927,350
Novartis AG	58,809	6,586,074
Partners Group Holding AG	2,045	2,751,835
Roche Holding AG	17,753	5,764,053
Roche Holding AG, Bearer Shares	1,202	423,038
Schindler Holding AG	1,605	420,281
Schindler Holding AG, Participation Certificates	3,460	923,715
Sika AG	8,600	2,606,623
STMicroelectronics NV	104,317	3,454,172
Straumann Holding AG	8,543	1,101,055
Swiss Re AG	34,940	4,304,735
Swisscom AG	5,063	3,094,455
UBS Group AG	97,559	2,954,755
Zurich Insurance Group AG	5,048	2,771,024
United Arab Emirates - 0.0%		0
NMC Health PLC (B)(D)	5,181	0
United Kingdom - 14.6%		104,172,352
3i Group PLC	104,265	4,189,119
Admiral Group PLC	29,450	1,041,757
Anglo American PLC	42,347	1,278,227
Ashtead Group PLC	37,501	2,698,381
Associated British Foods PLC	29,855	951,779
AstraZeneca PLC	32,367	5,141,849
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	7

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
Auto Trader Group PLC (C)	80,847	$846,951
Aviva PLC	242,737	1,559,542
BAE Systems PLC	46,037	766,945
Barclays PLC	1,186,399	3,562,810
BP PLC	948,375	5,589,439
British American Tobacco PLC	103,798	3,659,727
BT Group PLC (A)	1,164,900	2,107,477
Bunzl PLC	20,534	859,295
Centrica PLC	870,632	1,482,285
Coca-Cola Europacific Partners PLC	18,995	1,399,761
Compass Group PLC	41,370	1,273,180
Croda International PLC	8,008	415,755
Diageo PLC	70,680	2,196,088
Entain PLC	36,052	264,413
GSK PLC	106,898	2,076,055
Haleon PLC	231,448	1,039,303
Halma PLC	22,217	759,645
HSBC Holdings PLC	577,665	5,223,554
Imperial Brands PLC	84,404	2,324,370
Informa PLC	126,890	1,416,656
InterContinental Hotels Group PLC	7,568	762,105
Intertek Group PLC	14,988	972,193
JD Sports Fashion PLC	220,143	372,116
Legal & General Group PLC	526,355	1,566,470
Lloyds Banking Group PLC	2,279,568	1,744,498
London Stock Exchange Group PLC	10,831	1,317,455
Melrose Industries PLC	78,874	596,512
Mondi PLC	57,248	1,118,058
National Grid PLC	173,608	2,198,690
NatWest Group PLC	430,937	2,037,497
Next PLC	15,634	1,822,159
Pearson PLC	52,738	715,328
Reckitt Benckiser Group PLC	10,666	572,384
RELX PLC	64,724	3,053,540
Rentokil Initial PLC	150,561	918,014
Rio Tinto PLC	35,212	2,273,163
Rolls-Royce Holdings PLC (B)	158,459	915,083
Schroders PLC	84,902	428,358
Segro PLC	43,016	505,997
Severn Trent PLC	24,345	803,950
Shell PLC	237,159	8,651,180
Smith & Nephew PLC	34,001	490,443
Spirax Group PLC	4,397	511,684
SSE PLC	81,437	1,967,037
Standard Chartered PLC	251,691	2,480,240
Tesco PLC	642,775	2,737,732
The Sage Group PLC	59,275	826,835
Unilever PLC	76,541	4,695,435
United Utilities Group PLC	41,074	544,985
Vodafone Group PLC	1,041,033	968,635
Whitbread PLC	20,563	768,594
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
Wise PLC, Class A (B)	10,521	$96,826
WPP PLC	63,768	614,793
United States - 0.1%		391,688
Carnival PLC (B)	5,524	85,534
CRH PLC	3,594	306,154

PREFERRED SECURITIES - 0.6%		$4,134,565
(Cost $4,892,691)
Germany - 0.6%		4,134,565
Bayerische Motoren Werke AG	3,903	335,130
Dr. Ing. h.c. F. Porsche AG (C)	1,649	124,479
Henkel AG & Company KGaA	15,033	1,286,736
Porsche Automobil Holding SE	14,048	628,271
Sartorius AG	1,787	507,986
Volkswagen AG	11,211	1,251,963

SHORT-TERM INVESTMENTS - 0.7%		$5,020,451
(Cost $5,020,189)
Short-term funds - 0.7%		5,020,451
John Hancock Collateral Trust, 5.4652% (E)(F)	394,942	3,949,380

State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2484% (E)	1,071,071	1,071,071
Total investments (Multifactor Developed International ETF) (Cost $608,374,529) - 100.1%		$712,329,690
Other assets and liabilities, net - (0.1%)		(726,503)
Total net assets - 100.0%		$711,603,187

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 7-31-24. The value of securities on loan amounted to $11,175,734. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $7,807,481 in the form of U.S. Treasuries was pledged to the fund.
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 7-31-24.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 7-31-24:
Financials	20.6%
Industrials	17.9%
Consumer discretionary	11.1%
Health care	9.6%
Consumer staples	8.4%
Materials	7.4%
Information technology	6.6%
8	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

Energy	5.9%
Communication services	5.5%
Utilities	4.5%
Real estate	1.9%
Short-term investments and other	0.6%
TOTAL	100.0%
MULTIFACTOR EMERGING MARKETS ETF

As of 7-31-24 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 98.9%		$671,868,715
(Cost $557,011,107)
Brazil - 3.3%		22,647,105
Ambev SA	288,900	591,829
Atacadao SA (A)	47,800	78,303
B3 SA - Brasil Bolsa Balcao	390,800	750,109
Banco Bradesco SA	164,005	325,819
Banco BTG Pactual SA	74,848	431,789
Banco do Brasil SA	201,000	944,063
BB Seguridade Participacoes SA	107,000	665,727
BRF SA (A)	16,900	62,963
Caixa Seguridade Participacoes S/A	38,800	98,978
CCR SA	108,500	237,624
Centrais Eletricas Brasileiras SA	65,237	456,668
Cia de Saneamento Basico do Estado de Sao Paulo	32,700	510,450
Cia Energetica de Minas Gerais	43,079	95,946
Cia Paranaense de Energia	11,000	17,475
Cia Siderurgica Nacional SA	73,500	154,210
Cosan SA	66,600	157,524
CPFL Energia SA	31,200	179,271
Energisa SA	22,802	177,204
Eneva SA (A)	33,900	75,743
Engie Brasil Energia SA	42,625	333,520
Equatorial Energia SA	90,919	524,983
Hapvida Participacoes e Investimentos SA (A)(B)	412,807	297,223
Hypera SA	33,300	169,659
JBS SA (A)	119,300	711,653
Klabin SA	105,010	410,361
Localiza Rent a Car SA	79,575	617,005
Natura & Company Holding SA	90,800	239,820
Neoenergia SA	12,200	39,107
Petroleo Brasileiro SA	543,400	3,902,886
PRIO SA	76,800	652,822
Raia Drogasil SA	176,672	862,615
Rede D’Or Sao Luiz SA (B)	48,936	238,847
Rumo SA	105,990	415,316
Suzano SA	87,165	830,517
Telefonica Brasil SA	63,400	544,077
TIM SA	132,800	410,892
Ultrapar Participacoes SA	38,600	151,662
Vale SA	379,800	4,140,830
Vibra Energia SA	42,400	173,718
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Brazil (continued)
WEG SA	108,000	$967,897
Chile - 0.4%		2,557,484
Banco de Chile	3,658,517	434,484
Banco de Credito e Inversiones SA	7,629	222,382
Banco Santander Chile	3,980,836	197,599
Cencosud SA	243,017	447,788
Cia Sud Americana de Vapores SA	1,519,406	104,092
Empresas CMPC SA	153,774	266,258
Empresas COPEC SA	37,786	262,344
Enel Americas SA	2,033,215	189,689
Enel Chile SA	3,409,571	194,142
Falabella SA (A)	72,289	238,706
China - 19.9%		135,448,834
360 Security Technology, Inc., Class A	27,000	27,945
Agricultural Bank of China, Ltd., H Shares	3,585,000	1,606,183
Aier Eye Hospital Group Company, Ltd., A Shares	81,543	124,903
Alibaba Group Holding, Ltd.	901,600	8,921,362
Alibaba Group Holding, Ltd., ADR	109,004	8,594,965
Aluminum Corp. of China, Ltd., H Shares	754,000	422,750
Anhui Conch Cement Company, Ltd., H Shares	205,000	500,691
Anhui Gujing Distillery Company, Ltd., A Shares	2,671	69,559
Anhui Yingjia Distillery Company, Ltd., Class A	1,800	13,014
ANTA Sports Products, Ltd.	163,200	1,464,455
Baidu, Inc., Class A (A)	234,200	2,629,204
Bank of Beijing Company, Ltd., Class A	138,000	101,776
Bank of Chengdu Company, Ltd., Class A	12,400	25,050
Bank of China, Ltd., H Shares	7,928,000	3,531,674
Bank of Communications Company, Ltd., H Shares	2,482,000	1,804,629
Bank of Hangzhou Company, Ltd., A Shares	37,800	70,401
Bank of Jiangsu Company, Ltd., Class A	115,600	123,005
Bank of Nanjing Company, Ltd., Class A	77,000	107,503
Bank of Ningbo Company, Ltd., A Shares	68,715	204,328
Bank of Shanghai Company, Ltd., A Shares	120,300	121,348
Baoshan Iron & Steel Company, Ltd., A Shares	216,900	204,083
Beijing Kingsoft Office Software, Inc., Class A	1,215	35,412
Beijing Tongrentang Company, Ltd., Class A	2,700	13,931
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	1,960	18,683
Beijing-Shanghai High Speed Railway Company, Ltd., A Shares	63,500	50,258
BOE Technology Group Company, Ltd., A Shares	353,600	192,774
BYD Company, Ltd., H Shares	97,500	2,845,622
BYD Electronic International Company, Ltd.	55,000	214,030
Changchun High-Tech Industry Group Company, Ltd., A Shares	3,100	40,668
Chaozhou Three-Circle Group Company, Ltd., Class A	4,500	20,392
China CITIC Bank Corp., Ltd., H Shares	1,571,000	941,152
China Coal Energy Company, Ltd., H Shares	336,000	340,645
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	9

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
China Construction Bank Corp., H Shares	8,723,000	$6,107,887
China Eastern Airlines Corp., Ltd., H Shares (A)(C)	134,000	34,992
China Energy Engineering Corp., Ltd., H Shares	698,000	75,054
China Everbright Bank Company, Ltd., H Shares	543,000	164,040
China Galaxy Securities Company, Ltd., H Shares	381,000	195,084
China Hongqiao Group, Ltd.	344,000	428,899
China International Capital Corp., Ltd., H Shares (B)	258,400	288,103
China Life Insurance Company, Ltd., H Shares	873,000	1,213,618
China Longyuan Power Group Corp., Ltd., H Shares	635,000	570,622
China Mengniu Dairy Company, Ltd.	347,000	581,887
China Merchants Bank Company, Ltd., H Shares	386,500	1,607,943
China Merchants Energy Shipping Company, Ltd., A Shares	3,300	3,562
China Merchants Expressway Network & Technology Holdings Company, Ltd., A Shares	10,000	17,047
China Merchants Securities Company, Ltd., H Shares (B)	105,740	84,056
China Merchants Shekou Industrial Zone Holdings Company, Ltd., A Shares	36,400	44,272
China Minsheng Banking Corp., Ltd., H Shares	1,052,500	373,198
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	21,700	52,486
China Pacific Insurance Group Company, Ltd., H Shares	402,000	1,070,353
China Petroleum & Chemical Corp., H Shares	2,848,000	1,830,128
China Railway Signal & Communication Corp., Ltd., H Shares (B)	62,000	25,714
China Resources Microelectronics, Ltd., Class A	6,368	35,034
China Resources Mixc Lifestyle Services, Ltd. (B)	34,600	97,218
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	3,090	17,650
China Shenhua Energy Company, Ltd., H Shares	462,000	1,925,000
China Southern Airlines Company, Ltd., H Shares (A)	208,000	76,416
China Tourism Group Duty Free Corp., Ltd., H Shares (B)(C)	11,600	81,966
China Tower Corp., Ltd., H Shares (B)	8,444,000	1,037,665
China Vanke Company, Ltd., H Shares (A)(C)	325,172	178,570
China Zheshang Bank Company, Ltd., H Shares	135,700	36,826
Chongqing Zhifei Biological Products Company, Ltd., A Shares (A)	16,350	64,092
CITIC Securities Company, Ltd., H Shares	172,750	260,054
CITIC, Ltd.	723,000	667,285
CMOC Group, Ltd., H Shares	603,000	480,887
Contemporary Amperex Technology Company, Ltd., A Shares	19,360	499,092
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares (C)	82,000	98,459
COSCO SHIPPING Holdings Company, Ltd., H Shares	716,699	1,022,021
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
CSC Financial Company, Ltd., H Shares (B)(C)	138,000	$97,688
CSPC Pharmaceutical Group, Ltd.	1,767,840	1,317,054
Daqin Railway Company, Ltd., Class A	65,700	63,363
East Money Information Company, Ltd., A Shares	65,206	100,511
ENN Energy Holdings, Ltd.	132,800	933,272
ENN Natural Gas Company, Ltd., Class A	9,500	25,804
Eve Energy Company, Ltd., A Shares	10,700	56,838
Everbright Securities Company, Ltd., H Shares (B)	26,600	17,332
Flat Glass Group Company, Ltd., H Shares (C)	39,000	56,513
Focus Media Information Technology Company, Ltd., A Shares	10,200	8,186
Foshan Haitian Flavouring & Food Company, Ltd., Class A	18,164	88,319
Founder Securities Company, Ltd., A Shares	17,800	19,137
Foxconn Industrial Internet Company, Ltd., Class A (A)	62,200	205,180
Fuyao Glass Industry Group Company, Ltd. , H Shares (B)	103,200	538,986
Ganfeng Lithium Group Company, Ltd., H Shares (B)(C)	39,000	81,974
GD Power Development Company, Ltd., Class A	151,800	116,785
GF Securities Company, Ltd., H Shares	168,600	145,032
GigaDevice Semiconductor, Inc., Class A (A)	2,000	23,794
GoerTek, Inc., A Shares	34,600	103,028
Gree Electric Appliances, Inc. of Zhuhai, A Shares	56,600	313,424
Guangdong Haid Group Company, Ltd., A Shares	10,200	62,001
Guangzhou Automobile Group Company, Ltd., H Shares	272,000	100,277
Guosen Securities Company, Ltd., Class A	25,600	31,313
Guotai Junan Securities Company, Ltd., H Shares (B)(C)	103,400	107,741
H World Group, Ltd.	135,600	408,779
Haidilao International Holding, Ltd. (B)	67,000	108,922
Haier Smart Home Company, Ltd., H Shares	398,600	1,308,767
Hainan Airlines Holding Company, Ltd., Class A (A)	159,500	24,277
Haitong Securities Company, Ltd., H Shares	423,600	195,750
Hangzhou First Applied Material Company, Ltd., Class A	13,987	30,037
Hansoh Pharmaceutical Group Company, Ltd. (B)	140,000	306,093
Henan Shuanghui Investment & Development Company, Ltd., A Shares	18,000	57,459
Hengli Petrochemical Company, Ltd., A Shares	65,700	126,999
Hithink RoyalFlush Information Network Company, Ltd., Class A	2,300	34,024
Huadian Power International Corp., Ltd., H Shares	60,000	30,876
Huadong Medicine Company, Ltd., Class A	9,900	39,986
Huaneng Power International, Inc., H Shares	372,000	220,952
10	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Huatai Securities Company, Ltd., H Shares (B)	226,200	$250,465
Huaxia Bank Company, Ltd., Class A	104,009	90,379
Huayu Automotive Systems Company, Ltd., Class A	11,000	23,729
Huizhou Desay Sv Automotive Company, Ltd., Class A	3,000	39,564
Hundsun Technologies, Inc., Class A	6,770	17,161
Iflytek Company, Ltd., A Shares	12,900	70,899
Imeik Technology Development Company, Ltd., Class A	1,120	27,213
Industrial & Commercial Bank of China, Ltd., H Shares	6,492,000	3,606,667
Industrial Bank Company, Ltd., A Shares	144,600	335,137
Industrial Securities Company, Ltd., Class A	22,200	16,772
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	305,400	61,697
Inner Mongolia Yili Industrial Group Company, Ltd., A Shares	46,500	161,433
Innovent Biologics, Inc. (A)(B)	32,500	161,002
JA Solar Technology Company, Ltd., Class A	19,336	28,869
JCET Group Company, Ltd., Class A	5,400	24,949
JD Health International, Inc. (A)(B)	67,650	188,350
JD.com, Inc., Class A	190,100	2,530,773
Jiangsu Eastern Shenghong Company, Ltd., Class A	40,100	44,000
Jiangsu Expressway Company, Ltd., H Shares	44,000	41,848
Jiangsu Hengli Hydraulic Company, Ltd., A Shares	6,100	38,658
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	26,551	155,073
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	8,400	51,374
Jiangsu Yanghe Distillery Company, Ltd., A Shares	10,690	120,996
Jiangxi Copper Company, Ltd., H Shares	65,000	114,324
KE Holdings, Inc., ADR	69,408	961,301
Kuaishou Technology (A)(B)	116,500	653,187
Kweichow Moutai Company, Ltd., A Shares	6,492	1,276,724
Lenovo Group, Ltd.	1,532,000	1,976,774
Lens Technology Company, Ltd., A Shares	16,600	41,000
Li Auto, Inc., Class A (A)	63,100	619,530
Li Ning Company, Ltd.	276,500	516,756
Longfor Group Holdings, Ltd. (B)(C)	287,500	373,912
Luxshare Precision Industry Company, Ltd., A Shares	54,900	290,413
Luzhou Laojiao Company, Ltd., A Shares	10,900	197,064
Mango Excellent Media Company, Ltd., A Shares	700	1,992
Maxscend Microelectronics Company, Ltd., Class A	1,200	12,810
Meituan, Class B (A)(B)	174,770	2,445,259
Metallurgical Corp. of China, Ltd., H Shares	292,000	56,068
Montage Technology Company, Ltd., Class A	2,303	18,992
Muyuan Foods Company, Ltd., A Shares (A)	28,760	173,983
NARI Technology Company, Ltd., A Shares	46,352	154,057
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
NAURA Technology Group Company, Ltd., Class A	2,200	$104,292
NetEase, Inc.	142,600	2,668,730
New China Life Insurance Company, Ltd., H Shares	131,100	255,756
Ningbo Tuopu Group Company, Ltd., Class A	6,525	33,054
Ningxia Baofeng Energy Group Company, Ltd., Class A	58,000	120,622
NIO, Inc., Class A (A)(C)	141,950	644,154
Nongfu Spring Company, Ltd., H Shares (B)	146,600	571,425
Orient Securities Company, Ltd., H Shares (B)(C)	93,200	38,893
PetroChina Company, Ltd., H Shares	2,786,000	2,428,656
PICC Property & Casualty Company, Ltd., H Shares	1,196,000	1,567,721
Ping An Bank Company, Ltd., A Shares	139,700	198,521
Ping An Insurance Group Company of China, Ltd., H Shares	639,500	2,795,561
Poly Developments and Holdings Group Company, Ltd., A Shares	124,400	151,820
Postal Savings Bank of China Company, Ltd., H Shares (B)	864,000	462,304
Rongsheng Petrochemical Company, Ltd., A Shares	92,050	115,523
SAIC Motor Corp., Ltd., Class A (A)	37,100	75,360
Sanan Optoelectronics Company, Ltd., A Shares	12,400	20,435
Sany Heavy Industry Company, Ltd., A Shares	70,900	158,437
Satellite Chemical Company, Ltd., Class A	17,400	42,013
SDIC Power Holdings Company, Ltd., Class A	27,500	64,649
Seres Group Company, Ltd., A Shares (A)	1,600	17,629
SF Holding Company, Ltd., A Shares	34,600	167,804
Shaanxi Coal Industry Company, Ltd., A Shares	113,900	368,632
Shandong Gold Mining Company, Ltd., H Shares (B)	68,470	141,988
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	21,600	74,271
Shanghai Baosight Software Company, Ltd., Class A	16,164	71,884
Shanghai Electric Group Company, Ltd., H Shares (A)	86,000	16,733
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	60,000	99,693
Shanghai International Airport Company, Ltd., A Shares	14,600	69,858
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	43,200	64,811
Shanghai Pudong Development Bank Company, Ltd., Class A	205,900	239,318
Shanghai Rural Commercial Bank Company, Ltd., A Shares	18,100	16,680
Shanxi Coking Coal Energy Group Company, Ltd., Class A	22,300	25,549
Shanxi Lu’an Environmental Energy Development Company, Ltd., Class A	5,800	12,480
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., A Shares	9,045	230,698
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	11

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Shenwan Hongyuan Group Company, Ltd., H Shares (B)	184,000	$33,917
Shenzhen Inovance Technology Company, Ltd., A Shares	15,250	98,437
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., A Shares	8,500	302,397
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	1,800	15,469
Shenzhen Transsion Holdings Company, Ltd., Class A	4,851	54,276
Shenzhou International Group Holdings, Ltd.	140,700	1,195,013
Sichuan Chuantou Energy Company, Ltd., Class A	17,500	45,354
Sichuan Road and Bridge Group Company, Ltd., Class A	51,040	44,493
Silergy Corp.	23,000	313,127
Sinopharm Group Company, Ltd., H Shares	114,000	267,926
Spring Airlines Company, Ltd., A Shares (A)	2,600	19,481
Sungrow Power Supply Company, Ltd., A Shares	14,240	135,621
Sunny Optical Technology Group Company, Ltd.	110,900	623,209
TBEA Company, Ltd., Class A	53,730	100,664
TCL Technology Group Corp., A Shares	135,420	73,453
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	18,875	22,800
Tencent Holdings, Ltd.	507,600	23,534,654
Tencent Music Entertainment Group, ADR	65,274	925,585
The People’s Insurance Company Group of China, Ltd., H Shares	961,000	323,532
Tianqi Lithium Corp., H Shares	12,800	35,064
Tongwei Company, Ltd., A Shares	42,700	107,119
Trina Solar Company, Ltd., Class A	5,955	14,370
Trip.com Group, Ltd. (A)	60,500	2,616,091
Tsingtao Brewery Company, Ltd., H Shares	48,000	306,912
Unigroup Guoxin Microelectronics Company, Ltd., Class A	5,519	41,176
Unisplendour Corp., Ltd., Class A	9,700	31,071
Vipshop Holdings, Ltd., ADR	28,206	384,730
Wanhua Chemical Group Company, Ltd., A Shares	29,000	311,386
Weichai Power Company, Ltd., H Shares	323,000	516,006
Wens Foodstuffs Group Company, Ltd., Class A	29,400	81,117
Will Semiconductor Company, Ltd., A Shares (A)	6,815	97,099
Wingtech Technology Company, Ltd., A Shares	8,500	35,084
Wuliangye Yibin Company, Ltd., A Shares	24,000	421,284
WuXi AppTec Company, Ltd., H Shares (B)	43,480	178,384
WuXi Biologics Cayman, Inc. (A)(B)	246,000	362,765
XCMG Construction Machinery Company, Ltd., Class A	47,400	42,959
XPeng, Inc., Class A (A)(C)	96,500	399,613
Yankuang Energy Group Company, Ltd., H Shares (C)	488,799	638,217
Yum China Holdings, Inc.	61,800	1,873,303
Yunnan Baiyao Group Company, Ltd., A Shares	10,840	75,761
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., A Shares	5,600	$164,853
Zhejiang Dahua Technology Company, Ltd., Class A	8,600	17,850
Zhejiang Huayou Cobalt Company, Ltd., A Shares	14,360	46,654
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	8,200	33,903
Zhejiang NHU Company, Ltd., A Shares	6,100	17,641
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	7,000	17,841
Zhongji Innolight Company, Ltd., Class A	2,760	49,456
Zijin Mining Group Company, Ltd., H Shares	994,000	2,018,029
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	71,800	40,532
Hong Kong - 0.7%		4,680,614
China Resources Beer Holdings Company, Ltd.	251,500	785,535
China Resources Land, Ltd.	470,500	1,412,343
China Resources Power Holdings Company, Ltd.	288,000	792,627
Geely Automobile Holdings, Ltd.	868,000	884,444
Kunlun Energy Company, Ltd.	164,000	159,130
Orient Overseas International, Ltd.	22,000	310,625
The Wharf Holdings, Ltd.	41,000	112,577
Want Want China Holdings, Ltd.	372,000	223,333
India - 25.0%		169,957,594
3M India, Ltd.	128	60,078
ABB India, Ltd.	3,505	330,858
ACC, Ltd.	3,006	92,985
Adani Energy Solutions, Ltd. (A)	14,124	191,207
Adani Enterprises, Ltd.	5,168	195,539
Adani Green Energy, Ltd. (A)	9,670	213,083
Adani Ports & Special Economic Zone, Ltd.	10,117	190,067
Adani Power, Ltd. (A)	19,969	171,002
Adani Total Gas, Ltd.	10,853	115,862
Aditya Birla Capital, Ltd. (A)	59,998	162,663
AIA Engineering, Ltd.	833	46,331
Alkem Laboratories, Ltd.	3,397	215,889
Ambuja Cements, Ltd.	30,422	247,525
APL Apollo Tubes, Ltd.	13,697	244,073
Apollo Hospitals Enterprise, Ltd.	12,281	967,768
Ashok Leyland, Ltd.	154,114	473,043
Asian Paints, Ltd.	49,899	1,839,908
Astral, Ltd.	13,309	348,745
AU Small Finance Bank, Ltd. (B)	32,493	250,696
Aurobindo Pharma, Ltd.	22,055	375,886
Avenue Supermarts, Ltd. (A)(B)	9,752	576,987
Axis Bank, Ltd.	285,164	3,977,302
Bajaj Auto, Ltd.	6,727	777,718
Bajaj Finance, Ltd.	20,190	1,642,002
Bajaj Finserv, Ltd.	25,993	512,231
Bajaj Holdings & Investment, Ltd.	4,746	546,878
12	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Balkrishna Industries, Ltd.	9,053	$357,995
Bandhan Bank, Ltd. (B)	116,683	303,258
Bank of Baroda	119,679	363,774
Bank of India	59,341	89,052
Berger Paints India, Ltd.	42,340	281,057
Bharat Electronics, Ltd.	587,790	2,220,480
Bharat Forge, Ltd.	17,708	366,199
Bharat Heavy Electricals, Ltd.	91,544	344,402
Bharat Petroleum Corp., Ltd.	352,738	1,478,716
Bharti Airtel, Ltd.	252,784	4,507,490
Bosch, Ltd.	807	335,412
Britannia Industries, Ltd. (A)	14,672	1,016,349
Canara Bank	195,138	267,156
CG Power & Industrial Solutions, Ltd.	55,286	488,192
Cholamandalam Investment and Finance Company, Ltd.	64,052	1,085,144
Cipla, Ltd.	95,123	1,754,116
Coal India, Ltd.	396,749	2,475,631
Coforge, Ltd.	2,480	186,808
Colgate-Palmolive India, Ltd.	16,298	663,278
Container Corp. of India, Ltd.	30,687	380,780
CRISIL, Ltd.	927	48,661
Cummins India, Ltd.	6,703	308,781
Dabur India, Ltd.	57,054	433,891
Dalmia Bharat, Ltd.	5,845	129,495
Divi’s Laboratories, Ltd.	12,270	723,191
Dixon Technologies India, Ltd.	1,214	175,440
DLF, Ltd.	39,983	425,503
Dr. Reddy’s Laboratories, Ltd.	24,824	2,002,997
Eicher Motors, Ltd.	14,108	839,112
Escorts Kubota, Ltd.	1,436	71,775
Federal Bank, Ltd.	131,153	315,787
FSN E-Commerce Ventures, Ltd. (A)	24,695	56,983
GAIL India, Ltd.	434,070	1,250,180
GlaxoSmithKline Pharmaceuticals, Ltd.	1,403	45,854
Global Health, Ltd. (A)	3,128	46,512
GMR Airports Infrastructure, Ltd. (A)	125,223	152,100
Godrej Consumer Products, Ltd.	36,021	622,085
Godrej Properties, Ltd. (A)	9,004	346,594
Grasim Industries, Ltd.	48,434	1,606,392
Gujarat Fluorochemicals, Ltd.	2,625	106,282
Gujarat Gas, Ltd.	22,602	183,062
Havells India, Ltd.	38,284	844,519
HCL Technologies, Ltd.	115,517	2,263,811
HDFC Asset Management Company, Ltd. (B)	9,730	478,082
HDFC Bank, Ltd.	428,544	8,281,060
HDFC Life Insurance Company, Ltd. (B)	63,912	547,111
Hero MotoCorp, Ltd.	27,878	1,838,517
Hindalco Industries, Ltd.	242,097	1,943,050
Hindustan Aeronautics, Ltd.	14,927	877,128
Hindustan Petroleum Corp., Ltd.	101,061	474,956
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Hindustan Unilever, Ltd.	90,412	$2,923,073
ICICI Bank, Ltd.	476,827	6,925,570
ICICI Lombard General Insurance Company, Ltd. (B)	23,853	575,452
ICICI Prudential Life Insurance Company, Ltd. (B)	26,714	235,972
IDFC First Bank, Ltd. (A)	248,451	225,903
Indian Bank	19,211	139,387
Indian Oil Corp., Ltd.	776,925	1,687,399
Indian Railway Catering & Tourism Corp., Ltd.	23,659	279,713
Indus Towers, Ltd. (A)	194,311	1,005,452
IndusInd Bank, Ltd.	48,244	822,805
Info Edge India, Ltd.	6,831	576,805
Infosys, Ltd.	313,393	6,995,584
InterGlobe Aviation, Ltd. (A)(B)	8,894	475,156
IRB Infrastructure Developers, Ltd.	54,475	43,155
ITC, Ltd.	345,375	2,043,901
Jindal Stainless, Ltd.	36,100	318,903
Jindal Steel & Power, Ltd.	62,808	741,885
Jio Financial Services, Ltd. (A)	84,536	331,364
JSW Energy, Ltd.	45,833	398,123
JSW Steel, Ltd.	109,971	1,225,421
Kotak Mahindra Bank, Ltd.	84,569	1,829,225
KPIT Technologies, Ltd.	6,344	140,096
L&T Finance, Ltd.	30,853	66,438
L&T Technology Services, Ltd. (B)	3,025	188,555
Larsen & Toubro, Ltd.	64,835	2,954,129
Linde India, Ltd.	1,044	101,995
LTIMindtree, Ltd. (B)	8,805	595,737
Lupin, Ltd.	14,314	326,528
Macrotech Developers, Ltd. (B)	9,629	150,653
Mahindra & Mahindra Financial Services, Ltd.	31,117	112,570
Mahindra & Mahindra, Ltd.	100,203	3,481,367
Marico, Ltd.	78,768	635,008
Maruti Suzuki India, Ltd.	8,201	1,310,044
Max Healthcare Institute, Ltd.	45,674	503,796
Mphasis, Ltd.	9,002	311,629
MRF, Ltd.	237	402,654
Muthoot Finance, Ltd.	25,538	559,920
Nestle India, Ltd.	41,296	1,214,287
NHPC, Ltd.	262,917	330,465
NMDC, Ltd.	206,762	595,799
NTPC, Ltd.	807,008	4,008,113
Oberoi Realty, Ltd.	11,062	247,059
Oil & Natural Gas Corp., Ltd.	652,991	2,611,457
Oil India, Ltd.	35,652	245,646
Oracle Financial Services Software, Ltd.	1,748	230,783
Page Industries, Ltd.	560	282,914
Patanjali Foods, Ltd.	1,670	34,306
PB Fintech, Ltd. (A)	10,921	188,111
Persistent Systems, Ltd.	8,858	511,260
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	13

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Petronet LNG, Ltd.	164,844	$725,498
PI Industries, Ltd.	5,462	288,793
Pidilite Industries, Ltd.	19,453	740,656
Polycab India, Ltd.	4,371	357,602
Power Finance Corp., Ltd.	138,682	922,573
Power Grid Corp. of India, Ltd.	814,136	3,395,444
Prestige Estates Projects, Ltd.	5,214	113,211
Procter & Gamble Hygiene & Health Care, Ltd.	1,367	275,202
Punjab National Bank	250,228	370,372
Rail Vikas Nigam, Ltd.	13,777	98,973
REC, Ltd.	162,810	1,251,281
Reliance Industries, Ltd.	280,473	10,079,492
Samvardhana Motherson International, Ltd.	391,040	918,885
SBI Cards & Payment Services, Ltd.	26,417	229,168
SBI Life Insurance Company, Ltd. (B)	37,848	793,315
Schaeffler India, Ltd.	3,389	172,832
Shree Cement, Ltd.	1,014	335,462
Shriram Finance, Ltd.	29,405	1,029,717
Siemens, Ltd.	8,491	722,045
Solar Industries India, Ltd.	2,079	267,669
Sona Blw Precision Forgings, Ltd. (B)	28,245	229,661
SRF, Ltd.	15,514	490,089
State Bank of India	202,730	2,117,159
Steel Authority of India, Ltd.	197,895	363,037
Sun Pharmaceutical Industries, Ltd.	71,224	1,460,994
Sundaram Finance, Ltd.	2,654	137,568
Supreme Industries, Ltd.	4,835	308,941
Suzlon Energy, Ltd. (A)	466,572	386,670
Tata Communications, Ltd.	12,363	293,982
Tata Consultancy Services, Ltd.	91,944	4,822,932
Tata Consumer Products, Ltd.	58,092	824,248
Tata Elxsi, Ltd.	3,394	283,101
Tata Motors, Ltd.	190,084	2,631,203
Tata Steel, Ltd.	1,261,033	2,491,681
Tech Mahindra, Ltd.	109,170	2,023,580
The Indian Hotels Company, Ltd.	48,626	372,904
The Phoenix Mills, Ltd.	1,942	83,262
The Tata Power Company, Ltd.	181,792	984,314
Thermax, Ltd.	827	49,836
Titan Company, Ltd.	40,900	1,692,420
Torrent Pharmaceuticals, Ltd.	12,730	482,411
Torrent Power, Ltd.	11,486	255,843
Trent, Ltd.	19,153	1,337,962
Tube Investments of India, Ltd.	9,891	489,064
TVS Motor Company, Ltd.	17,616	533,558
UltraTech Cement, Ltd.	7,904	1,122,417
Union Bank of India, Ltd.	118,047	190,333
United Breweries, Ltd.	6,850	164,994
United Spirits, Ltd.	30,762	516,896
UNO Minda, Ltd.	13,447	167,331
UPL, Ltd.	89,089	609,257
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Varun Beverages, Ltd.	50,404	$952,260
Vedanta, Ltd.	340,058	1,834,545
Vodafone Idea, Ltd. (A)	155,244	30,167
Voltas, Ltd.	5,154	94,796
Wipro, Ltd.	164,189	1,021,662
Yes Bank, Ltd. (A)	635,366	201,699
Zomato, Ltd. (A)	302,265	829,409
Zydus Lifesciences, Ltd.	45,240	675,125
Indonesia - 1.9%		12,841,791
Adaro Energy Indonesia Tbk PT	2,143,700	424,521
Adaro Minerals Indonesia Tbk PT (A)	198,700	16,375
Astra International Tbk PT	2,565,000	744,576
Bank Central Asia Tbk PT	4,784,600	3,023,479
Bank Mandiri Persero Tbk PT	5,786,100	2,277,432
Bank Negara Indonesia Persero Tbk PT	2,626,700	802,872
Bank Rakyat Indonesia Persero Tbk PT	5,651,150	1,623,055
Barito Pacific Tbk PT	2,423,048	162,431
Charoen Pokphand Indonesia Tbk PT	721,500	231,847
Dayamitra Telekomunikasi PT	1,717,300	73,402
Indah Kiat Pulp & Paper Tbk PT	260,700	133,877
Indofood CBP Sukses Makmur Tbk PT	215,900	145,062
Indofood Sukses Makmur Tbk PT	743,200	279,957
Indosat Tbk PT	241,200	164,657
Kalbe Farma Tbk PT	1,983,100	193,919
Mayora Indah Tbk PT	660,000	105,941
Merdeka Copper Gold Tbk PT (A)	1,022,689	154,724
Sarana Menara Nusantara Tbk PT	3,160,800	154,541
Semen Indonesia Persero Tbk PT	589,046	141,646
Sumber Alfaria Trijaya Tbk PT	1,964,800	343,175
Telkom Indonesia Persero Tbk PT	5,970,000	1,057,417
United Tractors Tbk PT	331,300	525,679
Vale Indonesia Tbk PT (A)	266,100	61,206
Ireland - 0.7%		5,008,150
PDD Holdings, Inc., ADR (A)	38,856	5,008,150
Malaysia - 1.9%		12,720,804
Axiata Group BHD	486,595	254,180
CELCOMDIGI BHD	380,600	314,785
CIMB Group Holdings BHD	694,424	1,122,988
Dialog Group BHD	371,000	205,102
Genting BHD	379,400	390,589
Genting Malaysia BHD	472,800	267,555
HAP Seng Consolidated BHD	67,100	62,799
Hong Leong Bank BHD	69,700	292,484
Hong Leong Financial Group BHD	44,800	167,714
IHH Healthcare BHD	212,500	291,381
IOI Corp. BHD	294,800	245,105
Kuala Lumpur Kepong BHD	55,838	256,190
Malayan Banking BHD	634,022	1,410,318
Maxis BHD	236,000	181,321
14	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Malaysia (continued)
MISC BHD	156,400	$299,218
Mr. DIY Group M BHD (B)	100,400	45,890
Nestle Malaysia BHD	6,100	144,185
Petronas Chemicals Group BHD	190,300	240,231
Petronas Dagangan BHD	57,900	223,560
Petronas Gas BHD	76,500	303,036
PPB Group BHD	99,800	321,914
Press Metal Aluminium Holdings BHD	381,500	445,063
Public Bank BHD	1,492,100	1,367,231
QL Resources BHD	40,000	58,156
RHB Bank BHD	360,216	447,673
SD Guthrie BHD	307,438	299,107
Sime Darby BHD	621,300	351,590
Sunway BHD	75,300	70,310
Telekom Malaysia BHD	202,570	307,305
Tenaga Nasional BHD	593,100	1,817,575
Westports Holdings BHD	169,100	164,886
YTL Corp. BHD	128,900	95,669
YTL Power International BHD	252,100	255,694
Mexico - 2.4%		16,587,017
America Movil SAB de CV (A)	2,204,488	1,842,349
Arca Continental SAB de CV	43,264	426,289
Cemex SAB de CV	2,144,888	1,376,928
Coca-Cola Femsa SAB de CV	39,300	355,104
El Puerto de Liverpool SAB de CV, Series C1	21,671	153,508
Fibra Uno Administracion SA de CV	283,040	360,057
Fomento Economico Mexicano SAB de CV	162,448	1,792,112
Gruma SAB de CV, Class B	19,795	371,462
Grupo Aeroportuario del Pacifico SAB de CV, Series B (C)	44,283	709,222
Grupo Aeroportuario del Sureste SAB de CV, Series B	21,559	647,505
Grupo Bimbo SAB de CV, Series A (C)	158,900	559,419
Grupo Carso SAB de CV, Series A1	48,604	314,887
Grupo Comercial Chedraui SA de CV	10,218	76,082
Grupo Elektra SAB de CV (C)	4,451	225,757
Grupo Financiero Banorte SAB de CV, Series O	254,104	1,908,252
Grupo Financiero Inbursa SAB de CV, Series O (A)	303,440	744,165
Grupo Mexico SAB de CV, Series B	429,108	2,413,351
Industrias Penoles SAB de CV (A)	13,100	191,467
Kimberly-Clark de Mexico SAB de CV, Class A	167,200	297,954
Wal-Mart de Mexico SAB de CV	547,240	1,821,147
Netherlands - 0.1%		431,748
NEPI Rockcastle NV (A)	57,029	431,748
Philippines - 0.9%		6,256,794
Aboitiz Equity Ventures, Inc.	390,280	237,007
Aboitiz Power Corp.	229,900	130,161
Ayala Corp.	27,180	273,078
Ayala Land, Inc.	678,300	342,778
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Philippines (continued)
Bank of the Philippine Islands	446,101	$926,965
BDO Unibank, Inc.	319,006	748,667
Emperador, Inc.	55,100	17,537
Globe Telecom, Inc.	5,789	213,410
International Container Terminal Services, Inc.	96,350	587,586
JG Summit Holdings, Inc.	373,543	177,891
Jollibee Foods Corp.	54,070	213,036
Manila Electric Company	45,670	305,116
Metropolitan Bank & Trust Company	381,972	449,529
PLDT, Inc.	15,180	393,962
San Miguel Corp.	55,450	94,846
SM Investments Corp.	30,925	481,022
SM Prime Holdings, Inc.	730,300	360,299
Universal Robina Corp.	149,080	303,904
Poland - 1.0%		7,061,405
Allegro.eu SA (A)(B)	29,332	269,043
Bank Handlowy w Warszawie SA	1,198	29,282
Bank Polska Kasa Opieki SA	29,678	1,199,549
Budimex SA	482	77,429
CD Projekt SA	2,015	80,758
Dino Polska SA (A)(B)	5,665	502,483
ING Bank Slaski SA	2,474	188,272
KGHM Polska Miedz SA	16,053	550,546
LPP SA	147	562,671
mBank SA (A)	964	151,337
ORLEN SA	80,719	1,315,400
PGE Polska Grupa Energetyczna SA (A)	130,530	240,111
Powszechna Kasa Oszczednosci Bank Polski SA	71,549	1,063,017
Powszechny Zaklad Ubezpieczen SA	45,513	556,462
Santander Bank Polska SA	2,091	275,045
Russia - 0.0%		154,224
Gazprom PJSC, ADR (A)(D)	551,670	55,167
LUKOIL PJSC, ADR (A)(D)	472	1,094
MMC Norilsk Nickel PJSC, ADR (A)(D)	780	365
Novatek PJSC, GDR (A)(D)	50	213
Sberbank of Russia PJSC, ADR (A)(D)	263,203	97,385
Saudi Arabia - 3.6%		24,135,382
ACWA Power Company	5,055	532,190
Al Rajhi Bank	164,653	3,756,576
Alinma Bank	140,511	1,213,400
Almarai Company JSC	29,477	474,536
Arabian Internet & Communications Services Company	2,137	167,342
Bank AlBilad	42,997	421,730
Bank Al-Jazira (A)	50,165	229,974
Banque Saudi Fransi	68,071	671,294
Bupa Arabia for Cooperative Insurance Company	3,041	186,744
Dallah Healthcare Company	708	31,249
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	15

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Saudi Arabia (continued)
Dar Al Arkan Real Estate Development Company (A)	46,981	$169,547
Dr Sulaiman Al Habib Medical Services Group Company	9,608	737,521
Elm Company	2,713	660,914
Etihad Etisalat Company	82,170	1,138,847
Jarir Marketing Company	73,918	255,725
Mouwasat Medical Services Company	10,831	348,149
Nahdi Medical Company	1,695	59,995
Power & Water Utility Company for Jubail & Yanbu	9,810	160,803
Riyad Bank	156,377	1,144,100
Riyadh Cables Group Company	1,336	34,790
SABIC Agri-Nutrients Company	27,612	865,474
Sahara International Petrochemical Company	61,647	469,101
Saudi Arabian Mining Company (A)	79,563	912,921
Saudi Aramco Base Oil Company	3,975	137,730
Saudi Awwal Bank	41,079	430,837
Saudi Basic Industries Corp.	75,835	1,592,739
Saudi Electricity Company	94,236	428,996
Saudi Industrial Investment Group	31,380	170,621
Saudi Kayan Petrochemical Company (A)	131,339	285,299
Saudi Research & Media Group (A)	2,217	154,107
Saudi Tadawul Group Holding Company	2,499	154,260
Saudi Telecom Company	211,553	2,170,844
The Company for Cooperative Insurance	5,407	207,524
The Saudi Investment Bank	61,860	210,712
The Saudi National Bank	276,393	2,799,364
The Savola Group (A)	27,011	328,647
Yanbu National Petrochemical Company	39,029	420,780
South Africa - 3.3%		22,254,564
Absa Group, Ltd.	94,677	831,685
Anglo American Platinum, Ltd. (C)	3,643	141,484
Aspen Pharmacare Holdings, Ltd.	42,613	589,982
Bid Corp., Ltd.	38,056	948,322
Capitec Bank Holdings, Ltd.	10,398	1,621,039
Clicks Group, Ltd.	31,839	619,584
Discovery, Ltd.	82,341	646,371
Exxaro Resources, Ltd. (C)	28,835	308,889
FirstRand, Ltd.	595,853	2,676,077
Gold Fields, Ltd.	104,515	1,833,914
Harmony Gold Mining Company, Ltd.	22,343	218,649
Impala Platinum Holdings, Ltd.	131,478	673,607
Investec, Ltd.	37,026	289,430
Kumba Iron Ore, Ltd.	6,355	138,791
MTN Group, Ltd.	108,595	472,257
Naspers, Ltd., N Shares	13,415	2,597,427
Nedbank Group, Ltd.	78,196	1,195,255
Old Mutual, Ltd.	248,429	168,248
OUTsurance Group, Ltd.	46,524	123,527
Pepkor Holdings, Ltd. (B)	122,841	137,689
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Africa (continued)
Sanlam, Ltd.	155,780	$698,350
Sasol, Ltd.	66,262	536,725
Shoprite Holdings, Ltd.	55,433	927,974
Sibanye Stillwater, Ltd.	522,017	598,600
Standard Bank Group, Ltd.	154,265	1,880,733
The Bidvest Group, Ltd.	38,287	575,318
Vodacom Group, Ltd.	79,656	447,602
Woolworths Holdings, Ltd.	107,889	357,035
South Korea - 12.8%		86,777,475
Alteogen, Inc. (A)	811	185,557
AMOREPACIFIC Corp.	2,525	333,243
Celltrion Pharm, Inc. (A)	601	43,828
Celltrion, Inc.	11,457	1,701,802
CJ CheilJedang Corp.	1,717	482,020
CosmoAM&T Company, Ltd. (A)	1,741	164,141
Coway Company, Ltd.	9,988	451,972
DB Insurance Company, Ltd.	8,581	688,724
Doosan Bobcat, Inc.	7,255	217,110
Doosan Enerbility Company, Ltd. (A)	33,749	461,590
Ecopro BM Company, Ltd. (A)	4,185	546,854
Ecopro Company, Ltd. (A)	7,190	482,032
Enchem Company, Ltd. (A)	152	19,266
F&F Company, Ltd.	1,463	61,209
GS Holdings Corp.	12,986	461,242
Hana Financial Group, Inc.	59,883	2,814,186
Hankook Tire & Technology Company, Ltd.	13,640	442,365
Hanmi Pharm Company, Ltd.	702	147,360
Hanmi Semiconductor Company, Ltd.	2,406	229,284
Hanon Systems	23,545	75,932
Hanwha Aerospace Company, Ltd.	2,710	566,900
Hanwha Ocean Company, Ltd. (A)	4,164	92,399
HD Hyundai Company, Ltd.	7,300	444,867
HD Hyundai Electric Company, Ltd.	888	199,949
HD Hyundai Heavy Industries Company, Ltd. (A)	921	141,152
HD Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	7,263	1,092,022
HLB, Inc. (A)	6,812	399,789
HMM Company, Ltd.	34,322	453,721
HYBE Company, Ltd.	1,088	139,087
Hyundai Autoever Corp.	299	35,682
Hyundai Engineering & Construction Company, Ltd.	12,295	298,724
Hyundai Glovis Company, Ltd.	9,028	796,733
Hyundai Mobis Company, Ltd.	7,336	1,174,932
Hyundai Motor Company	18,417	3,330,912
Hyundai Steel Company	11,239	225,719
Industrial Bank of Korea	60,607	616,305
Kakao Corp.	19,878	565,983
KakaoBank Corp.	13,869	215,578
Kangwon Land, Inc.	10,224	107,234
KB Financial Group, Inc.	47,712	3,046,221
16	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
Kia Corp.	34,836	$2,836,474
Korea Aerospace Industries, Ltd.	5,405	223,777
Korea Electric Power Corp. (A)	42,009	602,635
Korea Investment Holdings Company, Ltd.	6,942	369,097
Korea Zinc Company, Ltd.	1,303	458,073
Korean Air Lines Company, Ltd.	32,281	498,254
Krafton, Inc. (A)	1,341	286,366
KT&G Corp.	11,119	753,516
Kum Yang Company, Ltd. (A)	1,389	68,101
Kumho Petrochemical Company, Ltd.	2,821	284,200
L&F Company, Ltd. (A)	1,490	123,053
LG Chem, Ltd.	3,179	705,418
LG Corp.	19,611	1,234,991
LG Display Company, Ltd. (A)	39,317	320,990
LG Electronics, Inc.	23,228	1,754,648
LG Energy Solution, Ltd. (A)	1,853	436,079
LG H&H Company, Ltd.	923	235,988
LG Innotek Company, Ltd.	1,724	320,569
LG Uplus Corp.	66,199	482,278
Lotte Chemical Corp.	3,162	232,887
Lotte Corp.	7,239	129,873
Macquarie Korea Infrastructure Fund	30,188	269,921
Meritz Financial Group, Inc.	11,083	679,430
Mirae Asset Securities Company, Ltd.	43,443	244,549
NAVER Corp.	8,693	1,098,661
NCSoft Corp.	1,540	196,086
Netmarble Corp. (A)(B)	3,078	141,520
Orion Corp.	2,859	181,913
Posco DX Company, Ltd.	1,994	41,857
POSCO Future M Company, Ltd.	2,095	321,839
POSCO Holdings, Inc.	7,424	1,895,432
Posco International Corp.	4,946	190,403
Samsung Biologics Company, Ltd. (A)(B)	1,118	761,710
Samsung C&T Corp.	10,248	1,155,994
Samsung Card Company, Ltd.	3,613	110,483
Samsung E&A Company, Ltd. (A)	14,944	309,897
Samsung Electro-Mechanics Company, Ltd.	7,103	823,417
Samsung Electronics Company, Ltd.	419,891	25,588,418
Samsung Fire & Marine Insurance Company, Ltd.	6,947	1,879,613
Samsung Heavy Industries Company, Ltd. (A)	68,988	586,780
Samsung Life Insurance Company, Ltd.	13,057	915,199
Samsung SDI Company, Ltd.	3,959	918,758
Samsung SDS Company, Ltd.	4,113	440,951
Shinhan Financial Group Company, Ltd.	78,615	3,414,692
SK Biopharmaceuticals Company, Ltd. (A)	1,704	106,071
SK Bioscience Company, Ltd. (A)	1,391	56,074
SK Hynix, Inc.	28,774	4,067,129
SK IE Technology Company, Ltd. (A)(B)	1,816	49,201
SK Innovation Company, Ltd. (A)	6,599	499,449
SK Telecom Company, Ltd.	21,362	839,429
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
SK, Inc.	4,726	$514,565
SKC Company, Ltd. (A)	1,067	105,634
S-Oil Corp.	7,908	390,015
Woori Financial Group, Inc.	121,385	1,387,761
Yuhan Corp.	4,138	283,731
Taiwan - 18.4%		124,733,786
Accton Technology Corp.	73,000	1,125,981
Acer, Inc.	206,000	274,813
Advantech Company, Ltd.	47,981	505,793
Airtac International Group	15,743	400,879
Alchip Technologies, Ltd.	4,000	318,832
ASE Technology Holding Company, Ltd.	403,000	1,839,063
Asia Cement Corp.	455,000	573,768
Asia Vital Components Company, Ltd.	25,000	483,724
ASMedia Technology, Inc.	3,000	151,962
ASPEED Technology, Inc.	3,000	372,376
Asustek Computer, Inc.	112,000	1,553,757
AUO Corp. (A)	1,189,600	646,010
Catcher Technology Company, Ltd.	118,000	764,649
Cathay Financial Holding Company, Ltd.	1,107,513	2,102,489
Chailease Holding Company, Ltd.	201,618	932,338
Chang Hwa Commercial Bank, Ltd.	1,133,367	646,505
Cheng Shin Rubber Industry Company, Ltd.	343,000	503,491
Chicony Electronics Company, Ltd.	27,000	127,730
China Airlines, Ltd.	549,000	383,315
China Development Financial Holding Corp.	3,103,159	1,519,953
China Steel Corp.	1,477,000	1,042,483
Chroma ATE, Inc.	16,000	146,517
Chunghwa Telecom Company, Ltd.	359,000	1,327,000
Compal Electronics, Inc.	729,000	697,507
CTBC Financial Holding Company, Ltd.	2,248,000	2,427,867
Delta Electronics, Inc.	133,000	1,677,168
E Ink Holdings, Inc.	67,000	549,331
E.Sun Financial Holding Company, Ltd.	1,870,184	1,510,599
Eclat Textile Company, Ltd.	22,000	353,392
Elite Material Company, Ltd.	17,000	226,529
eMemory Technology, Inc.	6,266	439,402
Eva Airways Corp.	511,000	535,563
Evergreen Marine Corp. Taiwan, Ltd.	178,000	923,304
Far Eastern New Century Corp.	683,000	706,480
Far EasTone Telecommunications Company, Ltd.	328,000	860,164
Feng TAY Enterprise Company, Ltd.	105,601	449,776
First Financial Holding Company, Ltd.	1,936,858	1,729,443
Formosa Chemicals & Fibre Corp.	481,000	729,475
Formosa Petrochemical Corp.	206,000	403,602
Formosa Plastics Corp.	502,000	884,265
Fortune Electric Company, Ltd.	8,800	185,799
Fubon Financial Holding Company, Ltd.	966,830	2,594,293
Giant Manufacturing Company, Ltd.	21,797	157,161
Gigabyte Technology Company, Ltd.	21,000	165,470
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	17

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Global Unichip Corp.	8,000	$279,890
Globalwafers Company, Ltd.	43,000	648,859
Gold Circuit Electronics, Ltd.	25,000	166,946
Hiwin Technologies Corp.	34,845	212,547
Hon Hai Precision Industry Company, Ltd.	1,126,800	6,787,539
Hotai Motor Company, Ltd.	30,820	606,649
Hua Nan Financial Holdings Company, Ltd.	1,809,097	1,527,303
Innolux Corp. (A)	1,364,381	637,154
International Games System Company, Ltd.	10,000	227,259
Inventec Corp.	504,000	731,390
Jentech Precision Industrial Company, Ltd.	2,000	70,581
King Slide Works Company, Ltd.	1,000	33,617
King Yuan Electronics Company, Ltd.	81,000	258,747
Largan Precision Company, Ltd.	12,000	1,027,685
Lien Hwa Industrial Holdings Corp.	42,120	80,216
Lite-On Technology Corp.	378,000	1,139,635
Lotes Company, Ltd.	9,000	380,590
MediaTek, Inc.	148,537	5,513,086
Mega Financial Holding Company, Ltd.	1,334,843	1,754,342
Micro-Star International Company, Ltd.	118,000	608,488
momo.com, Inc.	9,812	124,777
Nan Ya Plastics Corp.	663,000	1,008,518
Nan Ya Printed Circuit Board Corp.	35,000	176,757
Nanya Technology Corp. (A)	198,000	343,955
Nien Made Enterprise Company, Ltd.	14,000	169,303
Novatek Microelectronics Corp.	107,850	1,716,019
Oneness Biotech Company, Ltd. (A)	17,447	84,130
Pegatron Corp.	362,000	1,106,815
PharmaEssentia Corp. (A)	11,307	225,658
Phison Electronics Corp.	14,000	218,497
Pou Chen Corp.	436,000	478,844
Powertech Technology, Inc.	50,000	248,707
President Chain Store Corp.	92,000	776,696
Quanta Computer, Inc.	195,000	1,616,596
Realtek Semiconductor Corp.	47,000	732,096
Ruentex Development Company, Ltd.	158,250	246,498
Shin Kong Financial Holding Company, Ltd. (A)	3,034,696	1,001,717
Sino-American Silicon Products, Inc.	90,000	527,076
SinoPac Financial Holdings Company, Ltd.	2,186,890	1,769,738
Synnex Technology International Corp.	126,000	272,546
TA Chen Stainless Pipe	260,180	310,285
Taishin Financial Holding Company, Ltd.	2,237,961	1,382,130
Taiwan Business Bank	630,680	359,758
Taiwan Cooperative Financial Holding Company, Ltd.	1,243,885	1,016,073
Taiwan High Speed Rail Corp.	419,000	379,229
Taiwan Mobile Company, Ltd.	247,000	792,775
Taiwan Semiconductor Manufacturing Company, Ltd.	1,185,000	33,671,748
Tatung Company, Ltd. (A)	135,000	205,354
TCC Group Holdings Company, Ltd.	975,117	1,027,922
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Teco Electric & Machinery Company, Ltd.	118,000	$174,469
The Shanghai Commercial & Savings Bank, Ltd.	537,265	681,593
Tripod Technology Corp.	35,000	211,363
Unimicron Technology Corp.	228,000	1,245,087
Uni-President Enterprises Corp.	518,000	1,322,184
United Microelectronics Corp.	1,342,000	2,057,706
Vanguard International Semiconductor Corp.	145,000	513,918
Voltronic Power Technology Corp.	7,000	395,041
Walsin Lihwa Corp.	280,000	293,885
Wan Hai Lines, Ltd.	148,950	353,003
Winbond Electronics Corp.	340,105	239,532
Wistron Corp.	250,000	736,234
Wiwynn Corp.	17,064	1,053,846
WPG Holdings, Ltd.	71,000	185,546
WT Microelectronics Company, Ltd.	20,000	63,280
Yageo Corp.	56,469	1,360,616
Yang Ming Marine Transport Corp.	309,000	596,002
Yuanta Financial Holding Company, Ltd.	2,223,798	2,219,062
Zhen Ding Technology Holding, Ltd.	96,000	398,661
Thailand - 1.6%		11,067,788
Advanced Info Service PCL, NVDR	122,800	806,150
Airports of Thailand PCL, NVDR	289,900	459,513
Asset World Corp. PCL, NVDR	824,500	84,196
Bangkok Bank PCL, NVDR	70,000	269,042
Bangkok Dusit Medical Services PCL, NVDR	340,200	250,533
Bangkok Expressway & Metro PCL, NVDR	732,000	160,180
Bank of Ayudhya PCL, NVDR	176,500	120,819
Berli Jucker PCL, NVDR	184,400	107,086
Bumrungrad Hospital PCL, NVDR	44,800	309,182
Central Pattana PCL, NVDR	127,800	198,091
Central Retail Corp. PCL, NVDR	372,900	332,152
Charoen Pokphand Foods PCL, NVDR (A)	589,200	396,712
CP ALL PCL, NVDR	286,400	468,026
Delta Electronics Thailand PCL, NVDR	363,000	1,038,743
Energy Absolute PCL, NVDR	243,400	24,582
Global Power Synergy PCL, NVDR	99,686	111,166
Gulf Energy Development PCL, NVDR	357,240	478,558
Home Product Center PCL, NVDR	484,600	123,716
Indorama Ventures PCL, NVDR	314,300	170,178
Intouch Holdings PCL, NVDR	69,800	161,062
Kasikornbank PCL, NVDR	65,900	243,115
Krung Thai Bank PCL, NVDR	399,600	202,911
Krungthai Card PCL, NVDR	127,500	139,501
Land & Houses PCL, NVDR	577,000	93,078
Minor International PCL, NVDR	379,129	308,451
Muangthai Capital PCL, NVDR	90,600	102,305
PTT Exploration & Production PCL, NVDR	272,500	1,123,790
PTT Global Chemical PCL, NVDR	226,800	173,385
PTT Oil & Retail Business PCL, NVDR	302,900	134,263
PTT PCL, NVDR	1,288,500	1,156,740
18	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Thailand (continued)
SCB X PCL, NVDR	94,000	$271,623
SCG Packaging PCL, NVDR	103,200	81,790
Thai Beverage PCL	1,002,800	378,599
Thai Oil PCL, NVDR	158,661	224,783
The Siam Cement PCL, NVDR	35,200	218,241
TMBThanachart Bank PCL, NVDR	3,069,385	145,526
Turkey - 0.8%		5,379,985
Akbank TAS	373,415	698,101
Arcelik AS	5,673	28,784
Aselsan Elektronik Sanayi Ve Ticaret AS	70,132	132,383
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	12,006	33,668
BIM Birlesik Magazalar AS	31,733	599,479
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (A)	886	11,232
Coca-Cola Icecek AS	4,665	119,195
Enka Insaat ve Sanayi AS	173,869	244,810
Eregli Demir ve Celik Fabrikalari TAS	133,208	225,497
Ford Otomotiv Sanayi AS	7,815	234,612
KOC Holding AS	145,482	945,116
Koza Altin Isletmeleri AS (A)	34,994	24,499
Oyak Cimento Fabrikalari AS (A)	14,101	33,751
Pegasus Hava Tasimaciligi AS (A)	8,912	60,292
Tofas Turk Otomobil Fabrikasi AS	4,333	36,642
Turk Hava Yollari AO (A)	37,481	327,431
Turk Traktor ve Ziraat Makineleri AS	1,160	27,134
Turkcell Iletisim Hizmetleri AS	141,284	450,601
Turkiye Is Bankasi AS, Class C	935,402	423,765
Turkiye Petrol Rafinerileri AS	68,325	336,978
Turkiye Sise ve Cam Fabrikalari AS	67,785	96,302
Yapi ve Kredi Bankasi AS	317,633	289,713
United Kingdom - 0.1%		297,696
Anglogold Ashanti PLC	8,919	256,226
Pepco Group NV (A)	8,587	41,470
United States - 0.1%		868,475
BeiGene, Ltd. (A)	54,800	688,858
Parade Technologies, Ltd.	8,000	179,617

PREFERRED SECURITIES - 1.4%		$9,620,534
(Cost $10,935,311)
Brazil - 1.4%		9,242,628
Banco Bradesco SA	518,947	1,141,128
Centrais Eletricas Brasileiras SA, B Shares	34,860	268,939
Cia Energetica de Minas Gerais	226,626	435,391
Cia Paranaense de Energia, B Shares	163,400	291,664
Gerdau SA	232,896	752,321
Itau Unibanco Holding SA	302,150	1,810,949
Petroleo Brasileiro SA	677,600	4,484,369
Raizen SA	109,400	57,867
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Chile - 0.0%		$377,906

Sociedad Quimica y Minera de Chile SA, B Shares	9,999	377,906

RIGHTS - 0.0%		$11,529
(Cost $0)
Localiza Rent a Car SA (Expiration Date: 8-7-24; Strike Price: BRL 33.48) (A)	808	1,657
Tata Consumer Products, Ltd. (Expiration Date: 8-20-24; Strike Price: INR 818.00) (A)	2,234	9,872

SHORT-TERM INVESTMENTS - 0.3%		$1,914,637
(Cost $1,914,617)
Short-term funds - 0.3%		1,914,637
John Hancock Collateral Trust, 5.4652% (E)(F)	70,910	709,096

State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2484% (E)	1,205,541	1,205,541
Total investments (Multifactor Emerging Markets ETF) (Cost $569,861,035) - 100.6%		$683,415,415
Other assets and liabilities, net - (0.6%)		(4,184,420)
Total net assets - 100.0%		$679,230,995

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
BRL	Brazilian Real
INR	Indian Rupee

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 7-31-24. The value of securities on loan amounted to $3,446,136. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $2,805,136 in the form of U.S. Treasuries was pledged to the fund.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 7-31-24.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of total investments on 7-31-24:
Financials	23.9%
Information technology	20.3%
Consumer discretionary	12.2%
Communication services	8.3%
Materials	8.2%
Industrials	6.8%
Energy	6.5%
Consumer staples	5.9%
Utilities	3.5%
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	19

Health care	3.1%
Real estate	1.0%
Short-term investments	0.3%
TOTAL	100.0%
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	3	Long	Sep 2024	$823,170	$833,700	$10,530
						$10,530
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
MULTIFACTOR LARGE CAP ETF

As of 7-31-24 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$903,266,059
(Cost $690,631,574)
Communication services – 6.9%		61,949,803
Diversified telecommunication services – 0.6%
AT&T, Inc.	110,896	2,134,748
GCI Liberty, Inc. (A)(B)	3,760	0
Verizon Communications, Inc.	79,948	3,239,493
Entertainment – 1.0%
Electronic Arts, Inc.	8,652	1,305,933
Endeavor Group Holdings, Inc., Class A (C)	3,042	83,412
Live Nation Entertainment, Inc. (B)	4,392	422,466
Netflix, Inc. (B)	4,399	2,764,112
ROBLOX Corp., Class A (B)	1,040	43,181
Roku, Inc. (B)	2,702	157,283
Spotify Technology SA (B)	1,581	543,769
Take-Two Interactive Software, Inc. (B)	4,986	750,543
The Walt Disney Company	22,418	2,100,342
TKO Group Holdings, Inc.	414	45,271
Warner Brothers Discovery, Inc. (B)	64,296	556,160
Warner Music Group Corp., Class A	3,466	104,015
Interactive media and services – 4.1%
Alphabet, Inc., Class A	104,008	17,841,532
Alphabet, Inc., Class C	24,843	4,301,565
Match Group, Inc. (B)	6,744	257,216
Meta Platforms, Inc., Class A	30,053	14,270,066
Pinterest, Inc., Class A (B)	10,015	319,979
Snap, Inc., Class A (B)	16,735	222,910
Media – 1.0%
Charter Communications, Inc., Class A (B)	1,856	704,760
Comcast Corp., Class A	80,902	3,338,826
Fox Corp., Class A	11,895	452,486
Fox Corp., Class B	4,371	154,865
Liberty Broadband Corp., Series A (B)	497	32,911
Liberty Broadband Corp., Series C (B)	6,530	440,057
News Corp., Class A	14,026	386,837
News Corp., Class B	4,253	121,168
Omnicom Group, Inc.	11,095	1,087,754
Paramount Global, Class A	239	5,473
Paramount Global, Class B	15,495	176,953
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value

Media (continued)
Sirius XM Holdings, Inc. (C)	27,023	$93,229
The Interpublic Group of Companies, Inc.	22,132	711,986
The New York Times Company, Class A	1,424	76,312
The Trade Desk, Inc., Class A (B)	11,011	989,669
Wireless telecommunication services – 0.2%
T-Mobile US, Inc.	9,395	1,712,521
Consumer discretionary – 9.8%		88,993,523
Automobile components – 0.2%
Aptiv PLC (B)	8,584	595,644
Autoliv, Inc.	3,784	382,714
BorgWarner, Inc.	9,887	349,110
Gentex Corp.	9,801	304,419
Lear Corp.	3,178	387,843
Automobiles – 0.8%
Ford Motor Company	77,266	836,018
General Motors Company	26,231	1,162,558
Rivian Automotive, Inc., Class A (B)(C)	6,187	101,529
Tesla, Inc. (B)	21,393	4,964,674
Broadline retail – 2.7%
Amazon.com, Inc. (B)	119,805	22,401,139
eBay, Inc.	24,407	1,357,273
Etsy, Inc. (B)	3,149	205,126
Distributors – 0.2%
Genuine Parts Company	7,172	1,055,073
LKQ Corp.	10,503	435,875
Pool Corp.	1,371	512,809
Diversified consumer services – 0.1%
Duolingo, Inc. (B)	164	28,198
Service Corp. International	8,393	670,685
Hotels, restaurants and leisure – 2.1%
Airbnb, Inc., Class A (B)	2,000	279,120
Aramark	10,700	366,689
Booking Holdings, Inc.	484	1,798,065
Caesars Entertainment, Inc. (B)	6,512	260,154
Carnival Corp. (B)	26,814	446,721
Chipotle Mexican Grill, Inc. (B)	31,560	1,714,339

20	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Churchill Downs, Inc.	2,226	$319,565
Darden Restaurants, Inc.	6,164	901,732
Domino’s Pizza, Inc.	1,210	518,727
DoorDash, Inc., Class A (B)	4,367	483,514
DraftKings, Inc., Class A (B)	7,815	288,764
Expedia Group, Inc. (B)	5,358	684,056
Hilton Worldwide Holdings, Inc.	5,278	1,133,028
Hyatt Hotels Corp., Class A	1,556	229,245
Las Vegas Sands Corp.	7,777	308,514
Light & Wonder, Inc. (B)	2,152	230,694
Marriott International, Inc., Class A	5,168	1,174,686
McDonald’s Corp.	9,560	2,537,224
MGM Resorts International (B)	15,081	648,031
Royal Caribbean Cruises, Ltd. (B)	9,864	1,545,886
Starbucks Corp.	15,737	1,226,699
Texas Roadhouse, Inc.	1,865	325,648
Vail Resorts, Inc.	1,780	323,978
Wingstop, Inc.	239	89,357
Wynn Resorts, Ltd.	2,999	248,377
Yum! Brands, Inc.	7,862	1,044,309
Household durables – 0.9%
D.R. Horton, Inc.	9,567	1,721,390
Garmin, Ltd.	5,661	969,446
Lennar Corp., A Shares	10,337	1,828,925
Lennar Corp., B Shares	389	64,169
NVR, Inc. (B)	191	1,644,029
PulteGroup, Inc.	11,143	1,470,876
SharkNinja, Inc.	550	42,268
Tempur Sealy International, Inc.	3,234	169,300
Toll Brothers, Inc.	1,237	176,532
TopBuild Corp. (B)	708	338,806
Leisure products – 0.0%
Hasbro, Inc.	6,249	402,811
Specialty retail – 2.3%
AutoZone, Inc. (B)	367	1,150,064
Bath & Body Works, Inc.	5,916	217,413
Best Buy Company, Inc.	14,049	1,215,519
Burlington Stores, Inc. (B)	2,317	603,161
CarMax, Inc. (B)	7,506	633,807
Carvana Company (B)	1,163	154,946
Chewy, Inc., Class A (B)(C)	1,299	31,410
Dick’s Sporting Goods, Inc.	2,998	648,617
Five Below, Inc. (B)	1,700	123,658
Floor & Decor Holdings, Inc., Class A (B)	3,426	335,748
Lithia Motors, Inc.	1,082	298,989
Lowe’s Companies, Inc.	8,106	1,990,104
Murphy USA, Inc.	238	120,171
O’Reilly Automotive, Inc. (B)	1,245	1,402,293
Penske Automotive Group, Inc.	553	96,283
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
Ross Stores, Inc.	9,639	$1,380,594
The Home Depot, Inc.	12,350	4,546,776
The TJX Companies, Inc.	19,691	2,225,477
Tractor Supply Company	6,590	1,735,279
Ulta Beauty, Inc. (B)	2,645	965,134
Wayfair, Inc., Class A (B)(C)	461	25,092
Williams-Sonoma, Inc.	7,438	1,150,510
Textiles, apparel and luxury goods – 0.5%
Birkenstock Holding PLC (B)	317	18,738
Deckers Outdoor Corp. (B)	1,153	1,063,792
Lululemon Athletica, Inc. (B)	3,144	813,227
NIKE, Inc., Class B	18,600	1,392,396
PVH Corp.	519	52,933
Ralph Lauren Corp.	1,346	236,344
Skechers USA, Inc., Class A (B)	2,887	188,030
Tapestry, Inc.	11,740	470,657
Consumer staples – 5.7%		51,939,249
Beverages – 1.1%
Brown-Forman Corp., Class A	2,021	92,137
Brown-Forman Corp., Class B	8,289	374,331
Celsius Holdings, Inc. (B)	2,230	104,431
Coca-Cola Consolidated, Inc.	65	74,483
Constellation Brands, Inc., Class A	4,809	1,178,974
Keurig Dr. Pepper, Inc.	13,028	446,600
Molson Coors Beverage Company, Class B	7,077	374,019
Monster Beverage Corp. (B)	15,605	802,877
PepsiCo, Inc.	19,463	3,360,676
The Coca-Cola Company	52,660	3,514,528
Consumer staples distribution and retail – 2.0%
Albertsons Companies, Inc., Class A	11,153	221,164
BJ’s Wholesale Club Holdings, Inc. (B)	3,896	342,692
Casey’s General Stores, Inc.	1,012	392,494
Costco Wholesale Corp.	5,193	4,268,646
Dollar General Corp.	6,600	794,574
Dollar Tree, Inc. (B)	9,687	1,010,742
Maplebear, Inc. (B)	435	15,003
Performance Food Group Company (B)	4,463	307,947
Sysco Corp.	15,519	1,189,531
Target Corp.	11,307	1,700,686
The Kroger Company	42,081	2,293,415
U.S. Foods Holding Corp. (B)	8,795	478,360
Walgreens Boots Alliance, Inc.	19,520	231,702
Walmart, Inc.	75,923	5,211,355
Food products – 1.1%
Archer-Daniels-Midland Company	14,462	896,789
Bunge Global SA	6,266	659,371
Campbell Soup Company	9,246	433,268
Conagra Brands, Inc.	18,490	560,617
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	21

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food products (continued)
General Mills, Inc.	17,197	$1,154,607
Hormel Foods Corp.	9,579	307,582
Ingredion, Inc.	693	86,188
Kellanova	10,976	638,254
Lamb Weston Holdings, Inc.	5,371	322,367
McCormick & Company, Inc.	10,041	773,257
Mondelez International, Inc., Class A	23,286	1,591,598
Pilgrim’s Pride Corp. (B)	457	18,842
The Hershey Company	3,551	701,251
The J.M. Smucker Company	4,110	484,775
The Kraft Heinz Company	17,950	632,020
Tyson Foods, Inc., Class A	10,511	640,120
Household products – 1.0%
Church & Dwight Company, Inc.	8,938	876,013
Colgate-Palmolive Company	14,128	1,401,356
Kimberly-Clark Corp.	6,052	817,323
The Clorox Company	5,387	710,707
The Procter & Gamble Company	33,735	5,423,239
Personal care products – 0.1%
BellRing Brands, Inc. (B)	868	44,511
Coty, Inc., Class A (B)	7,334	72,973
e.l.f. Beauty, Inc. (B)	535	92,330
Kenvue, Inc.	19,310	357,042
The Estee Lauder Companies, Inc., Class A	3,075	306,301
Tobacco – 0.4%
Altria Group, Inc.	25,246	1,237,306
Philip Morris International, Inc.	16,654	1,917,875
Energy – 4.4%		39,999,066
Energy equipment and services – 0.3%
Baker Hughes Company	26,532	1,027,319
Halliburton Company	26,442	917,009
Schlumberger, Ltd.	17,171	829,188
TechnipFMC PLC	5,283	155,849
Oil, gas and consumable fuels – 4.1%
Antero Resources Corp. (B)	4,590	133,202
APA Corp.	7,179	223,913
Cheniere Energy, Inc.	6,730	1,229,167
Chesapeake Energy Corp.	4,432	338,295
Chevron Corp.	24,494	3,930,552
Civitas Resources, Inc.	1,587	110,709
ConocoPhillips	21,955	2,441,396
Coterra Energy, Inc.	29,065	749,877
Devon Energy Corp.	13,420	631,143
Diamondback Energy, Inc.	8,154	1,649,636
EOG Resources, Inc.	15,035	1,906,438
EQT Corp.	10,789	372,328
Exxon Mobil Corp.	67,638	8,021,190
Hess Corp.	7,547	1,157,861
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
HF Sinclair Corp.	4,469	$230,019
Kinder Morgan, Inc.	62,666	1,324,133
Marathon Oil Corp.	29,008	813,674
Marathon Petroleum Corp.	12,267	2,171,504
New Fortress Energy, Inc. (C)	344	6,791
Occidental Petroleum Corp.	17,318	1,053,281
ONEOK, Inc.	14,565	1,213,701
Ovintiv, Inc.	8,705	404,260
Permian Resources Corp.	3,947	60,547
Phillips 66	10,725	1,560,273
Range Resources Corp.	4,048	126,419
Southwestern Energy Company (B)	33,470	215,882
Targa Resources Corp.	6,498	879,049
Texas Pacific Land Corp.	462	390,344
The Williams Companies, Inc.	25,381	1,089,860
Valero Energy Corp.	16,289	2,634,257
Financials – 15.1%		136,423,393
Banks – 3.5%
Bank of America Corp.	98,397	3,966,383
Citigroup, Inc.	33,774	2,191,257
Citizens Financial Group, Inc.	19,602	836,417
East West Bancorp, Inc.	6,055	532,174
Fifth Third Bancorp	34,499	1,460,688
First Citizens BancShares, Inc., Class A	459	958,250
First Horizon Corp.	15,394	257,542
Huntington Bancshares, Inc.	56,694	847,575
JPMorgan Chase & Co.	43,579	9,273,611
KeyCorp	44,144	712,043
M&T Bank Corp.	6,408	1,103,265
Regions Financial Corp.	51,864	1,160,198
The PNC Financial Services Group, Inc.	8,465	1,533,012
Truist Financial Corp.	36,313	1,622,828
U.S. Bancorp	29,917	1,342,675
Webster Financial Corp.	4,626	229,542
Wells Fargo & Company	65,323	3,876,267
Capital markets – 3.6%
Ameriprise Financial, Inc.	5,472	2,353,343
Ares Management Corp., Class A	4,483	686,796
BlackRock, Inc.	1,616	1,416,424
Cboe Global Markets, Inc.	1,927	353,624
CME Group, Inc.	5,047	977,654
Coinbase Global, Inc., Class A (B)	1,302	292,117
FactSet Research Systems, Inc.	1,446	597,328
Franklin Resources, Inc.	12,414	283,908
Houlihan Lokey, Inc.	856	128,614
Interactive Brokers Group, Inc., Class A	1,561	186,180
Intercontinental Exchange, Inc.	10,067	1,525,755
Invesco, Ltd.	12,038	207,776
Jefferies Financial Group, Inc.	4,800	280,656
22	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
KKR & Company, Inc.	9,693	$1,196,601
LPL Financial Holdings, Inc.	3,043	674,085
MarketAxess Holdings, Inc.	1,281	286,342
Moody’s Corp.	3,603	1,644,697
Morgan Stanley	24,992	2,579,424
Morningstar, Inc.	838	266,191
MSCI, Inc.	1,786	965,797
Nasdaq, Inc.	13,968	945,354
Northern Trust Corp.	8,925	791,201
Raymond James Financial, Inc.	8,207	952,012
Robinhood Markets, Inc., Class A (B)	12,350	254,040
S&P Global, Inc.	4,529	2,195,342
SEI Investments Company	6,233	422,847
State Street Corp.	13,266	1,127,212
Stifel Financial Corp.	2,159	191,439
T. Rowe Price Group, Inc.	8,185	934,809
The Bank of New York Mellon Corp.	29,735	1,934,856
The Blackstone Group, Inc.	7,705	1,095,266
The Carlyle Group, Inc.	4,899	243,676
The Charles Schwab Corp.	21,650	1,411,364
The Goldman Sachs Group, Inc.	5,726	2,914,706
Tradeweb Markets, Inc., Class A	2,286	255,300
Consumer finance – 1.0%
Ally Financial, Inc.	20,838	937,918
American Express Company	10,383	2,627,314
Capital One Financial Corp.	13,902	2,104,763
Discover Financial Services	13,773	1,983,174
SoFi Technologies, Inc. (B)(C)	6,708	50,578
Synchrony Financial	25,362	1,288,136
Financial services – 3.3%
Affirm Holdings, Inc. (B)	1,303	36,862
Apollo Global Management, Inc.	9,665	1,211,121
Berkshire Hathaway, Inc., Class B (B)	21,525	9,438,713
Block, Inc. (B)	7,067	437,306
Corebridge Financial, Inc.	5,956	176,000
Corpay, Inc. (B)	3,234	943,746
Equitable Holdings, Inc.	17,090	745,295
Fidelity National Information Services, Inc.	10,896	837,140
Fiserv, Inc. (B)	10,677	1,746,437
Global Payments, Inc.	8,395	853,268
Jack Henry & Associates, Inc.	2,921	500,893
Mastercard, Inc., Class A	11,849	5,494,500
PayPal Holdings, Inc. (B)	13,330	876,847
Rocket Companies, Inc., Class A (B)	1,648	26,681
Toast, Inc., Class A (B)	4,369	114,293
Visa, Inc., Class A	22,150	5,884,591
Voya Financial, Inc.	1,302	94,694
WEX, Inc. (B)	1,553	284,898
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance – 3.7%
Aflac, Inc.	17,902	$1,707,493
American Financial Group, Inc.	3,219	421,560
American International Group, Inc.	26,036	2,062,832
Aon PLC, Class A	4,074	1,338,350
Arch Capital Group, Ltd. (B)	14,772	1,414,862
Arthur J. Gallagher & Company	6,198	1,757,071
Assurant, Inc.	1,812	316,864
Brown & Brown, Inc.	8,789	873,890
Chubb, Ltd.	6,192	1,706,887
Cincinnati Financial Corp.	6,177	806,840
CNA Financial Corp.	1,144	56,239
Erie Indemnity Company, Class A	883	389,535
Everest Group, Ltd.	1,712	672,593
Fidelity National Financial, Inc.	12,820	710,356
Globe Life, Inc.	4,670	433,096
Kinsale Capital Group, Inc.	392	179,171
Loews Corp.	11,357	907,992
Markel Group, Inc. (B)	488	799,759
Marsh & McLennan Companies, Inc.	8,003	1,781,228
MetLife, Inc.	13,226	1,016,418
Old Republic International Corp.	9,214	318,989
Primerica, Inc.	854	215,012
Principal Financial Group, Inc.	13,138	1,070,878
Prudential Financial, Inc.	15,633	1,959,128
Reinsurance Group of America, Inc.	2,809	633,233
RenaissanceRe Holdings, Ltd.	1,126	261,131
The Allstate Corp.	9,419	1,611,779
The Hartford Financial Services Group, Inc.	19,359	2,147,300
The Progressive Corp.	7,521	1,610,397
The Travelers Companies, Inc.	7,772	1,682,172
Unum Group	5,954	342,534
W.R. Berkley Corp.	14,064	775,348
Willis Towers Watson PLC	4,502	1,270,825
Health care – 11.6%		105,067,864
Biotechnology – 1.9%
AbbVie, Inc.	22,036	4,083,712
Alnylam Pharmaceuticals, Inc. (B)	2,411	572,516
Amgen, Inc.	9,290	3,088,646
Biogen, Inc. (B)	5,003	1,066,640
BioMarin Pharmaceutical, Inc. (B)	5,676	478,657
Exact Sciences Corp. (B)	3,777	172,533
Gilead Sciences, Inc.	25,281	1,922,873
GRAIL, Inc. (B)	422	6,490
Incyte Corp. (B)	4,722	307,261
Moderna, Inc. (B)	5,534	659,763
Natera, Inc. (B)	659	67,475
Neurocrine Biosciences, Inc. (B)	2,308	326,744
Regeneron Pharmaceuticals, Inc. (B)	1,905	2,055,857
Sarepta Therapeutics, Inc. (B)	1,347	191,597
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	23

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
United Therapeutics Corp. (B)	1,408	$441,112
Vaxcyte, Inc. (B)	650	51,279
Vertex Pharmaceuticals, Inc. (B)	4,251	2,107,306
Viking Therapeutics, Inc. (B)	625	35,625
Health care equipment and supplies – 2.2%
Abbott Laboratories	24,812	2,628,583
ABIOMED, Inc. (A)(B)	1,170	18,158
Align Technology, Inc. (B)	1,272	294,951
Baxter International, Inc.	14,493	519,139
Becton, Dickinson and Company	5,379	1,296,662
Boston Scientific Corp. (B)	23,193	1,713,499
DexCom, Inc. (B)	9,958	675,352
Edwards Lifesciences Corp. (B)	11,338	714,861
GE HealthCare Technologies, Inc.	12,259	1,037,479
Hologic, Inc. (B)	11,275	920,153
IDEXX Laboratories, Inc. (B)	2,003	953,668
Insulet Corp. (B)	1,397	271,507
Intuitive Surgical, Inc. (B)	4,096	1,821,123
Medtronic PLC	17,118	1,374,918
Penumbra, Inc. (B)	336	56,142
ResMed, Inc.	5,353	1,141,527
Solventum Corp. (B)	2,486	146,376
STERIS PLC	3,344	798,413
Stryker Corp.	4,601	1,506,597
Teleflex, Inc.	1,582	349,495
The Cooper Companies, Inc. (B)	7,053	658,256
Zimmer Biomet Holdings, Inc.	7,451	829,669
Health care providers and services – 2.9%
Acadia Healthcare Company, Inc. (B)	1,604	104,019
Cardinal Health, Inc.	10,361	1,044,700
Cencora, Inc.	6,085	1,447,500
Centene Corp. (B)	17,002	1,307,794
Chemed Corp.	373	212,670
CVS Health Corp.	24,131	1,455,823
DaVita, Inc. (B)	2,843	388,411
Elevance Health, Inc.	4,494	2,390,943
Encompass Health Corp.	1,470	136,622
HCA Healthcare, Inc.	4,121	1,496,129
Henry Schein, Inc. (B)	6,905	496,746
Humana, Inc.	3,455	1,249,363
Labcorp Holdings, Inc.	4,592	989,300
McKesson Corp.	2,748	1,695,571
Molina Healthcare, Inc. (B)	2,562	874,334
Quest Diagnostics, Inc.	7,270	1,034,521
Tenet Healthcare Corp. (B)	1,950	291,915
The Cigna Corp.	5,411	1,886,653
UnitedHealth Group, Inc.	11,988	6,907,006
Universal Health Services, Inc., Class B	3,754	802,455
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care technology – 0.1%
Veeva Systems, Inc., Class A (B)	2,925	$561,395
Life sciences tools and services – 1.6%
Agilent Technologies, Inc.	9,496	1,342,734
Avantor, Inc. (B)	20,453	547,118
Bio-Rad Laboratories, Inc., Class A (B)	733	248,018
Bio-Techne Corp.	4,242	346,105
Bruker Corp.	3,517	240,950
Charles River Laboratories International, Inc. (B)	1,861	454,270
Danaher Corp.	8,806	2,439,966
Illumina, Inc. (B)	2,542	311,649
IQVIA Holdings, Inc. (B)	6,433	1,583,998
Medpace Holdings, Inc. (B)	420	160,658
Mettler-Toledo International, Inc. (B)	901	1,370,448
Repligen Corp. (B)	1,201	200,987
Revvity, Inc.	4,840	607,952
Thermo Fisher Scientific, Inc.	5,653	3,467,211
Waters Corp. (B)	2,535	852,470
West Pharmaceutical Services, Inc.	2,436	745,830
Pharmaceuticals – 2.9%
Bristol-Myers Squibb Company	35,396	1,683,434
Catalent, Inc. (B)	5,551	329,396
Elanco Animal Health, Inc. (B)	4,307	56,163
Eli Lilly & Company	11,335	9,116,400
Jazz Pharmaceuticals PLC (B)	2,301	253,685
Johnson & Johnson	35,773	5,646,768
Merck & Company, Inc.	35,308	3,994,394
Pfizer, Inc.	92,214	2,816,216
Royalty Pharma PLC, Class A	7,954	224,064
Viatris, Inc.	39,209	472,861
Zoetis, Inc.	7,874	1,417,635
Industrials – 12.3%		110,966,913
Aerospace and defense – 2.0%
Axon Enterprise, Inc. (B)	1,162	348,612
BWX Technologies, Inc.	752	74,816
Curtiss-Wright Corp.	688	202,754
General Dynamics Corp.	4,827	1,441,873
General Electric Company	12,793	2,177,369
HEICO Corp.	1,150	277,541
HEICO Corp., Class A	2,007	381,551
Howmet Aerospace, Inc.	15,323	1,466,411
Huntington Ingalls Industries, Inc.	1,824	510,684
L3Harris Technologies, Inc.	5,128	1,163,492
Lockheed Martin Corp.	3,657	1,981,801
Northrop Grumman Corp.	2,452	1,187,553
RTX Corp.	24,216	2,845,138
Textron, Inc.	10,497	975,171
The Boeing Company (B)	6,466	1,232,420
TransDigm Group, Inc.	1,137	1,471,528
Woodward, Inc.	891	138,987
24	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Air freight and logistics – 0.5%
C.H. Robinson Worldwide, Inc.	5,953	$530,115
Expeditors International of Washington, Inc.	7,506	936,899
FedEx Corp.	5,520	1,668,420
United Parcel Service, Inc., Class B	9,512	1,240,079
Building products – 1.3%
A.O. Smith Corp.	5,016	426,561
Advanced Drainage Systems, Inc.	2,066	365,765
Allegion PLC	4,863	665,307
Builders FirstSource, Inc. (B)	6,699	1,121,212
Carlisle Companies, Inc.	2,586	1,082,448
Carrier Global Corp.	24,791	1,688,515
Fortune Brands Innovations, Inc.	5,997	484,618
Johnson Controls International PLC	21,584	1,544,119
Lennox International, Inc.	1,289	752,132
Masco Corp.	9,323	725,796
Owens Corning	5,256	979,613
Simpson Manufacturing Company, Inc.	401	77,028
Trane Technologies PLC	5,774	1,930,133
Trex Company, Inc. (B)	1,412	118,086
Commercial services and supplies – 0.8%
Cintas Corp.	2,069	1,580,592
Clean Harbors, Inc. (B)	1,253	299,129
Copart, Inc. (B)	18,884	988,200
Republic Services, Inc.	6,306	1,225,382
Rollins, Inc.	9,095	435,741
Tetra Tech, Inc.	1,325	282,543
Veralto Corp.	3,818	406,846
Waste Management, Inc.	10,978	2,224,801
Construction and engineering – 0.3%
AECOM	4,677	423,783
API Group Corp. (B)	1,984	75,174
Comfort Systems USA, Inc.	292	97,067
EMCOR Group, Inc.	1,087	408,103
Quanta Services, Inc.	4,913	1,303,812
WillScot Holdings Corp. (B)	6,206	254,446
Electrical equipment – 1.0%
Acuity Brands, Inc.	290	72,892
AMETEK, Inc.	8,890	1,542,237
Eaton Corp. PLC	6,744	2,055,504
Emerson Electric Company	13,332	1,561,311
GE Vernova, Inc. (B)	3,198	570,012
Hubbell, Inc.	2,121	839,174
NEXTracker, Inc., Class A (B)	4,031	198,083
nVent Electric PLC	3,431	249,194
Regal Rexnord Corp.	1,847	296,776
Rockwell Automation, Inc.	4,862	1,354,796
Vertiv Holdings Company, Class A	7,710	606,777
Ground transportation – 1.1%
CSX Corp.	48,630	1,706,913
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Ground transportation (continued)
J.B. Hunt Transport Services, Inc.	4,761	$824,367
Knight-Swift Transportation Holdings, Inc.	5,543	301,705
Norfolk Southern Corp.	6,554	1,635,616
Old Dominion Freight Line, Inc.	4,776	1,003,820
Saia, Inc. (B)	522	218,118
Uber Technologies, Inc. (B)	16,907	1,089,994
U-Haul Holding Company (B)(C)	394	26,315
U-Haul Holding Company, Series N	3,806	242,556
Union Pacific Corp.	10,563	2,606,209
XPO, Inc. (B)	1,980	227,482
Industrial conglomerates – 0.4%
3M Company	9,946	1,268,612
Honeywell International, Inc.	10,397	2,128,786
Machinery – 2.7%
AGCO Corp.	2,165	204,419
Caterpillar, Inc.	9,603	3,324,559
Cummins, Inc.	6,125	1,787,275
Deere & Company	5,264	1,958,103
Donaldson Company, Inc.	2,616	195,729
Dover Corp.	7,009	1,291,478
Fortive Corp.	12,278	882,174
Graco, Inc.	5,510	468,626
IDEX Corp.	2,868	597,921
Illinois Tool Works, Inc.	6,772	1,674,580
Ingersoll Rand, Inc.	13,146	1,319,858
ITT, Inc.	1,759	248,828
Lincoln Electric Holdings, Inc.	2,239	459,913
Nordson Corp.	1,811	453,348
Otis Worldwide Corp.	11,308	1,068,606
PACCAR, Inc.	18,392	1,814,555
Parker-Hannifin Corp.	3,250	1,823,770
Pentair PLC	6,387	561,226
RBC Bearings, Inc. (B)	222	64,566
Snap-on, Inc.	2,323	666,771
Stanley Black & Decker, Inc.	6,542	690,966
Symbotic, Inc. (B)(C)	334	8,955
The Middleby Corp. (B)	1,893	256,653
The Toro Company	3,934	376,602
Wabtec Corp.	6,183	996,390
Xylem, Inc.	7,308	975,618
Passenger airlines – 0.1%
American Airlines Group, Inc. (B)(C)	4,887	51,998
Delta Air Lines, Inc.	7,632	328,329
Southwest Airlines Company	6,692	180,282
United Airlines Holdings, Inc. (B)	4,280	194,398
Professional services – 1.2%
Automatic Data Processing, Inc.	6,707	1,761,392
Booz Allen Hamilton Holding Corp.	5,575	798,953
Broadridge Financial Solutions, Inc.	4,416	945,024
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	25

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Professional services (continued)
CACI International, Inc., Class A (B)	490	$226,125
Dayforce, Inc. (B)(C)	4,533	268,716
Equifax, Inc.	4,663	1,302,702
Jacobs Solutions, Inc.	2,540	371,729
KBR, Inc.	3,409	227,005
Leidos Holdings, Inc.	5,636	813,838
Parsons Corp. (B)	312	28,507
Paychex, Inc.	8,440	1,080,489
Paycom Software, Inc.	1,453	242,346
Paylocity Holding Corp. (B)	897	134,613
Robert Half, Inc.	5,011	321,656
SS&C Technologies Holdings, Inc.	8,548	623,577
TransUnion	6,816	615,212
Verisk Analytics, Inc.	5,606	1,467,371
Trading companies and distributors – 0.9%
Core & Main, Inc., Class A (B)	3,250	173,778
Fastenal Company	21,573	1,526,290
Ferguson PLC	4,450	990,793
SiteOne Landscape Supply, Inc. (B)	830	121,744
United Rentals, Inc.	4,220	3,194,962
W.W. Grainger, Inc.	1,221	1,192,685
Watsco, Inc.	1,098	537,460
WESCO International, Inc.	1,292	226,035
Information technology – 23.9%		216,370,919
Communications equipment – 0.9%
Arista Networks, Inc. (B)	6,911	2,395,007
Ciena Corp. (B)	1,249	65,872
Cisco Systems, Inc.	66,576	3,225,607
F5, Inc. (B)	2,575	524,373
Juniper Networks, Inc.	15,288	576,205
Motorola Solutions, Inc.	3,510	1,400,209
Ubiquiti, Inc. (C)	190	35,258
Electronic equipment, instruments and components – 1.2%
Amphenol Corp., Class A	34,836	2,238,561
CDW Corp.	5,295	1,154,892
Coherent Corp. (B)	1,326	92,396
Corning, Inc.	34,361	1,374,784
Fabrinet (B)	278	61,316
Flex, Ltd. (B)	23,074	741,829
Jabil, Inc.	6,040	680,527
Keysight Technologies, Inc. (B)	7,500	1,046,775
TD SYNNEX Corp.	1,135	135,258
TE Connectivity, Ltd.	11,252	1,736,521
Teledyne Technologies, Inc. (B)	1,505	634,899
Trimble, Inc. (B)	8,907	485,788
Zebra Technologies Corp., Class A (B)	2,023	710,457
IT services – 1.6%
Accenture PLC, Class A	9,467	3,129,980
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
Akamai Technologies, Inc. (B)	6,788	$667,125
Amdocs, Ltd.	6,380	558,059
Cloudflare, Inc., Class A (B)	5,092	394,630
Cognizant Technology Solutions Corp., Class A	17,982	1,360,878
EPAM Systems, Inc. (B)	1,701	365,936
Gartner, Inc. (B)	3,245	1,626,362
Globant SA (B)	1,080	210,287
GoDaddy, Inc., Class A (B)	4,384	637,653
IBM Corp.	16,816	3,231,026
MongoDB, Inc. (B)	1,341	338,415
Okta, Inc. (B)	3,769	354,060
Snowflake, Inc., Class A (B)	2,880	375,494
Twilio, Inc., Class A (B)	4,322	255,560
VeriSign, Inc. (B)	3,374	630,972
Semiconductors and semiconductor equipment – 8.0%
Advanced Micro Devices, Inc. (B)	21,546	3,112,966
Amkor Technology, Inc.	1,044	34,097
Analog Devices, Inc.	9,016	2,086,122
Applied Materials, Inc.	16,739	3,552,016
Broadcom, Inc.	61,992	9,960,875
Enphase Energy, Inc. (B)	3,172	365,129
Entegris, Inc.	5,158	610,140
First Solar, Inc. (B)	3,203	691,816
GLOBALFOUNDRIES, Inc. (B)(C)	1,771	90,339
Intel Corp.	70,012	2,152,169
KLA Corp.	3,868	3,183,635
Lam Research Corp.	2,599	2,394,303
Lattice Semiconductor Corp. (B)	3,131	165,943
Marvell Technology, Inc.	23,409	1,567,935
Microchip Technology, Inc.	23,095	2,050,374
Micron Technology, Inc.	20,107	2,208,151
MKS Instruments, Inc.	589	74,155
Monolithic Power Systems, Inc.	1,385	1,195,380
NVIDIA Corp.	214,360	25,084,407
NXP Semiconductors NV	5,576	1,467,380
ON Semiconductor Corp. (B)	15,376	1,203,172
Onto Innovation, Inc. (B)	431	82,450
Qorvo, Inc. (B)	4,455	533,709
Qualcomm, Inc.	19,672	3,559,648
Skyworks Solutions, Inc.	7,388	839,425
Teradyne, Inc.	7,171	940,548
Texas Instruments, Inc.	15,409	3,140,508
Universal Display Corp.	804	178,986
Software – 7.3%
Adobe, Inc. (B)	5,168	2,850,927
ANSYS, Inc. (B)	3,060	959,708
Appfolio, Inc., Class A (B)	97	21,484
AppLovin Corp., Class A (B)	3,413	263,142
Aspen Technology, Inc. (B)	1,174	220,653
26	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Atlassian Corp., Class A (B)	1,735	$306,349
Autodesk, Inc. (B)	3,617	895,280
Bentley Systems, Inc., Class B	4,347	211,873
Cadence Design Systems, Inc. (B)	5,875	1,572,503
Confluent, Inc., Class A (B)	2,625	65,678
Crowdstrike Holdings, Inc., Class A (B)	3,050	707,478
Datadog, Inc., Class A (B)	5,009	583,248
DocuSign, Inc. (B)	2,844	157,785
Dolby Laboratories, Inc., Class A	2,133	167,995
Dropbox, Inc., Class A (B)	7,546	180,500
Dynatrace, Inc. (B)	5,999	263,476
Elastic NV (B)	465	50,997
Fair Isaac Corp. (B)	869	1,390,400
Fortinet, Inc. (B)	14,130	820,105
Gen Digital, Inc.	25,091	652,115
Gitlab, Inc., Class A (B)	1,424	72,952
Guidewire Software, Inc. (B)	1,288	193,290
HubSpot, Inc. (B)	1,123	558,165
Informatica, Inc., Class A (B)	471	11,276
Intuit, Inc.	3,978	2,575,158
Manhattan Associates, Inc. (B)	1,925	491,607
Microsoft Corp.	81,958	34,287,129
Nutanix, Inc., Class A (B)	2,230	112,637
Oracle Corp.	21,223	2,959,547
Palantir Technologies, Inc., Class A (B)	23,078	620,567
Palo Alto Networks, Inc. (B)	4,293	1,394,066
Procore Technologies, Inc. (B)	1,724	122,456
PTC, Inc. (B)	3,644	648,085
Roper Technologies, Inc.	2,239	1,219,695
Salesforce, Inc.	10,977	2,840,848
Samsara, Inc., Class A (B)	2,633	100,791
SentinelOne, Inc., Class A (B)	2,128	48,731
ServiceNow, Inc. (B)	1,916	1,560,371
Synopsys, Inc. (B)	3,484	1,945,187
Tyler Technologies, Inc. (B)	1,427	810,693
UiPath, Inc., Class A (B)	7,346	89,401
Unity Software, Inc. (B)	4,804	78,593
Workday, Inc., Class A (B)	3,001	681,587
Zoom Video Communications, Inc., Class A (B)	4,540	274,216
Zscaler, Inc. (B)	1,693	303,640
Technology hardware, storage and peripherals – 4.9%
Apple, Inc.	167,972	37,303,216
Dell Technologies, Inc., Class C	5,213	592,614
Hewlett Packard Enterprise Company	46,636	928,523
HP, Inc.	34,438	1,242,867
NetApp, Inc.	11,444	1,453,159
Pure Storage, Inc., Class A (B)	5,493	329,195
Seagate Technology Holdings PLC	8,126	830,233
Super Micro Computer, Inc. (B)	644	451,863
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Western Digital Corp. (B)	13,693	$918,116
Materials – 3.7%		33,222,511
Chemicals – 2.0%
Air Products & Chemicals, Inc.	4,385	1,156,982
Albemarle Corp. (C)	3,710	347,516
Celanese Corp.	4,806	678,367
CF Industries Holdings, Inc.	9,414	719,135
Corteva, Inc.	19,375	1,086,938
Dow, Inc.	27,721	1,509,963
DuPont de Nemours, Inc.	14,956	1,251,817
Eastman Chemical Company	6,120	632,380
Ecolab, Inc.	4,996	1,152,527
FMC Corp.	5,006	292,150
International Flavors & Fragrances, Inc.	7,507	746,796
Linde PLC	6,079	2,756,827
LyondellBasell Industries NV, Class A	12,695	1,262,645
PPG Industries, Inc.	9,706	1,232,468
RPM International, Inc.	5,231	635,357
The Mosaic Company	15,500	461,435
The Sherwin-Williams Company	5,658	1,984,826
Westlake Corp.	1,675	247,666
Construction materials – 0.3%
Eagle Materials, Inc.	301	81,962
Martin Marietta Materials, Inc.	2,285	1,355,805
Summit Materials, Inc., Class A (B)	754	31,502
Vulcan Materials Company	4,667	1,281,138
Containers and packaging – 0.6%
Amcor PLC	56,330	593,155
AptarGroup, Inc.	2,427	356,720
Avery Dennison Corp.	3,150	683,015
Ball Corp.	13,525	863,301
Crown Holdings, Inc.	5,764	511,267
Graphic Packaging Holding Company	8,538	256,994
International Paper Company	18,867	876,938
Packaging Corp. of America	4,503	900,015
Metals and mining – 0.8%
Cleveland-Cliffs, Inc. (B)	16,679	256,023
Freeport-McMoRan, Inc.	32,187	1,461,612
Newmont Corp.	23,208	1,138,817
Nucor Corp.	11,050	1,800,487
Reliance, Inc.	3,073	935,913
Southern Copper Corp.	2,409	256,823
Steel Dynamics, Inc.	10,091	1,344,323
U.S. Steel Corp.	1,969	80,906
Real estate – 2.8%		25,297,115
Diversified REITs – 0.0%
WP Carey, Inc.	4,984	288,125
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	27

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	3,860	$452,739
Healthpeak Properties, Inc.	14,143	308,600
Omega Healthcare Investors, Inc.	3,857	140,395
Ventas, Inc.	10,311	561,331
Welltower, Inc.	9,952	1,107,160
Hotel and resort REITs – 0.1%
Host Hotels & Resorts, Inc.	19,539	342,128
Industrial REITs – 0.2%
Americold Realty Trust, Inc.	5,594	167,205
EastGroup Properties, Inc.	872	163,055
Prologis, Inc.	12,305	1,551,045
Rexford Industrial Realty, Inc.	3,651	182,952
Office REITs – 0.0%
BXP, Inc.	4,014	286,238
Real estate management and development – 0.4%
CBRE Group, Inc., Class A (B)	15,996	1,802,909
CoStar Group, Inc. (B)	11,139	869,065
Jones Lang LaSalle, Inc. (B)	2,359	591,873
Zillow Group, Inc., Class A (B)	829	39,295
Zillow Group, Inc., Class C (B)	4,256	207,267
Residential REITs – 0.5%
American Homes 4 Rent, Class A	7,828	282,513
AvalonBay Communities, Inc.	3,720	762,302
Camden Property Trust	2,687	297,585
Equity LifeStyle Properties, Inc.	4,432	304,390
Equity Residential	9,332	649,787
Essex Property Trust, Inc.	1,750	487,130
Invitation Homes, Inc.	15,001	529,085
Mid-America Apartment Communities, Inc.	3,008	420,428
Sun Communities, Inc.	3,117	395,017
UDR, Inc.	8,178	327,692
Retail REITs – 0.3%
Federal Realty Investment Trust	2,116	236,251
Kimco Realty Corp.	13,873	301,460
NNN REIT, Inc.	4,571	205,192
Realty Income Corp.	14,431	828,772
Regency Centers Corp.	4,500	303,030
Simon Property Group, Inc.	6,256	959,921
Specialized REITs – 1.0%
American Tower Corp.	5,466	1,204,706
Crown Castle, Inc.	5,532	608,963
CubeSmart	5,345	254,315
Digital Realty Trust, Inc.	7,124	1,064,967
Equinix, Inc.	1,222	965,673
Extra Space Storage, Inc.	4,661	743,989
Gaming and Leisure Properties, Inc.	6,374	319,975
Iron Mountain, Inc.	7,694	789,097
Lamar Advertising Company, Class A	2,316	277,596
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Specialized REITs (continued)
Public Storage	2,035	$602,197
SBA Communications Corp.	2,559	561,803
VICI Properties, Inc.	23,359	730,202
Weyerhaeuser Company	25,872	821,695
Utilities – 3.7%		33,035,703
Electric utilities – 2.2%
Alliant Energy Corp.	10,113	562,890
American Electric Power Company, Inc.	16,160	1,585,619
Avangrid, Inc.	2,255	80,436
Constellation Energy Corp.	6,332	1,201,814
Duke Energy Corp.	15,420	1,684,943
Edison International	17,877	1,430,339
Entergy Corp.	11,689	1,355,573
Evergy, Inc.	11,590	672,220
Eversource Energy	14,351	931,523
Exelon Corp.	41,591	1,547,185
FirstEnergy Corp.	21,811	914,099
NextEra Energy, Inc.	19,817	1,513,821
NRG Energy, Inc.	6,245	469,437
PG&E Corp.	59,918	1,093,504
Pinnacle West Capital Corp. (C)	5,887	503,868
PPL Corp.	36,364	1,080,738
The Southern Company	19,584	1,635,656
Xcel Energy, Inc.	20,522	1,196,022
Gas utilities – 0.1%
Atmos Energy Corp.	4,876	623,543
Independent power and renewable electricity producers – 0.2%
Brookfield Renewable Corp., Class A	3,461	97,254
The AES Corp.	31,524	560,812
Vistra Corp.	14,958	1,184,973
Multi-utilities – 1.1%
Ameren Corp.	11,826	937,447
CenterPoint Energy, Inc.	28,794	799,034
CMS Energy Corp.	12,002	777,730
Consolidated Edison, Inc.	15,951	1,555,542
Dominion Energy, Inc.	11,357	607,145
DTE Energy Company	8,702	1,048,852
NiSource, Inc.	20,726	647,688
Public Service Enterprise Group, Inc.	21,605	1,723,431
Sempra	11,991	959,999
WEC Energy Group, Inc.	11,111	956,213
Water utilities – 0.1%
American Water Works Company, Inc.	5,767	820,990
Essential Utilities, Inc.	6,774	275,363
28	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.1%		$1,511,911
(Cost $1,511,913)
Short-term funds – 0.1%		1,511,911
John Hancock Collateral Trust, 5.4652% (D)(E)	64,883	$648,828

State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2484% (D)	863,083	863,083
Total investments (Multifactor Large Cap ETF) (Cost $692,143,487) 100.0%		$904,777,970
Other assets and liabilities, net (0.0%)		(368,542)
Total net assets 100.0%		$904,409,428

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 7-31-24. The value of securities on loan amounted to $1,509,406. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $867,359 in the form of U.S. Treasuries was pledged to the fund.
(D)	The rate shown is the annualized seven-day yield as of 7-31-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR MID CAP ETF

As of 7-31-24 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$3,866,493,755
(Cost $3,110,580,266)
Communication services – 2.9%		113,467,855
Diversified telecommunication services – 0.2%
Frontier Communications Parent, Inc. (A)	113,322	3,320,335
GCI Liberty, Inc. (A)(B)	32,082	0
Liberty Global, Ltd., Class A (A)	62,683	1,221,692
Liberty Global, Ltd., Class C (A)	72,984	1,467,708
Entertainment – 0.7%
Endeavor Group Holdings, Inc., Class A (C)	82,336	2,257,653
Live Nation Entertainment, Inc. (A)	41,906	4,030,938
ROBLOX Corp., Class A (A)	62,803	2,607,581
Roku, Inc. (A)	41,580	2,420,372
Take-Two Interactive Software, Inc. (A)	72,119	10,856,073
TKO Group Holdings, Inc.	22,181	2,425,492
Warner Brothers Discovery, Inc. (A)	360,949	3,122,209
Warner Music Group Corp., Class A (C)	41,715	1,251,867
Interactive media and services – 0.3%
Match Group, Inc. (A)	93,476	3,565,175
Pinterest, Inc., Class A (A)	125,977	4,024,965
Snap, Inc., Class A (A)	181,541	2,418,126
ZoomInfo Technologies, Inc. (A)	63,439	720,667
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Media – 1.7%
Fox Corp., Class A	177,568	$6,754,687
Fox Corp., Class B	85,419	3,026,395
Liberty Broadband Corp., Series A (A)	8,255	546,646
Liberty Broadband Corp., Series C (A)	53,835	3,627,941
News Corp., Class A	278,961	7,693,744
News Corp., Class B	88,942	2,533,958
Nexstar Media Group, Inc.	35,286	6,520,500
Omnicom Group, Inc.	103,517	10,148,807
Paramount Global, Class A	1,657	37,945
Paramount Global, Class B	173,489	1,981,244
Sirius XM Holdings, Inc. (C)	191,894	662,034
The Interpublic Group of Companies, Inc.	291,691	9,383,699
The New York Times Company, Class A	95,152	5,099,196
The Trade Desk, Inc., Class A (A)	108,369	9,740,206
Consumer discretionary – 12.4%		481,311,552
Automobile components – 0.6%
Autoliv, Inc.	65,746	6,649,550
BorgWarner, Inc.	182,694	6,450,925
Gentex Corp.	167,806	5,212,054
Lear Corp.	46,565	5,682,793
Automobiles – 0.1%
Thor Industries, Inc.	24,401	2,589,922
Broadline retail – 0.4%
Dillard’s, Inc., Class A (C)	2,540	1,012,419
eBay, Inc.	203,255	11,303,011
Etsy, Inc. (A)	43,418	2,828,249
Distributors – 0.6%
Genuine Parts Company	63,635	9,361,345
LKQ Corp.	162,354	6,737,691
Pool Corp.	18,975	7,097,409
Diversified consumer services – 0.6%
ADT, Inc.	288,563	2,245,020
Bright Horizons Family Solutions, Inc. (A)	22,149	2,663,417
Duolingo, Inc. (A)	8,620	1,482,123
H&R Block, Inc.	74,047	4,290,283
Service Corp. International	145,996	11,666,540
Hotels, restaurants and leisure – 2.7%
Aramark	180,641	6,190,567
Boyd Gaming Corp.	47,399	2,885,177
Caesars Entertainment, Inc. (A)	128,316	5,126,224
Carnival Corp. (A)	266,845	4,445,638
Cava Group, Inc. (A)	15,661	1,318,969
Choice Hotels International, Inc.	20,565	2,621,009
Churchill Downs, Inc.	37,626	5,401,589
Darden Restaurants, Inc.	55,727	8,152,303
Domino’s Pizza, Inc.	14,119	6,052,815
DraftKings, Inc., Class A (A)	94,622	3,496,283
Dutch Bros, Inc., Class A (A)	6,715	256,849
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	29

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Expedia Group, Inc. (A)	45,969	$5,868,862
Hyatt Hotels Corp., Class A	20,108	2,962,512
Light & Wonder, Inc. (A)	44,808	4,803,418
MGM Resorts International (A)	127,222	5,466,729
Norwegian Cruise Line Holdings, Ltd. (A)	227,140	4,186,190
Planet Fitness, Inc., Class A (A)	37,244	2,744,883
Red Rock Resorts, Inc., Class A	13,661	778,677
Royal Caribbean Cruises, Ltd. (A)	66,041	10,349,946
Texas Roadhouse, Inc.	37,213	6,497,762
Vail Resorts, Inc.	24,997	4,549,704
Wingstop, Inc.	6,977	2,608,561
Wyndham Hotels & Resorts, Inc.	58,806	4,452,790
Wynn Resorts, Ltd.	42,773	3,542,460
Household durables – 2.8%
Garmin, Ltd.	58,126	9,954,078
Installed Building Products, Inc.	6,454	1,744,839
Lennar Corp., A Shares	114,275	20,218,676
Lennar Corp., B Shares	6,180	1,019,453
Mohawk Industries, Inc. (A)	33,457	5,388,919
NVR, Inc. (A)	1,785	15,364,352
PulteGroup, Inc.	152,904	20,183,328
SharkNinja, Inc.	15,283	1,174,499
Taylor Morrison Home Corp. (A)	58,988	3,956,915
Tempur Sealy International, Inc.	81,781	4,281,235
Toll Brothers, Inc.	83,669	11,940,403
TopBuild Corp. (A)	22,271	10,657,564
Whirlpool Corp.	41,901	4,272,645
Leisure products – 0.5%
Brunswick Corp.	64,320	5,238,864
Hasbro, Inc.	95,327	6,144,778
Mattel, Inc. (A)	235,763	4,547,868
Polaris, Inc.	42,455	3,535,652
Specialty retail – 3.0%
Abercrombie & Fitch Company, Class A (A)	15,523	2,289,332
AutoNation, Inc. (A)	48,243	9,200,905
Bath & Body Works, Inc.	99,872	3,670,296
Best Buy Company, Inc.	113,904	9,854,974
Burlington Stores, Inc. (A)	33,489	8,717,856
CarMax, Inc. (A)	90,725	7,660,819
Carvana Company (A)	22,152	2,951,311
Chewy, Inc., Class A (A)(C)	9,241	223,447
Dick’s Sporting Goods, Inc.	36,674	7,934,420
Five Below, Inc. (A)	29,654	2,157,032
Floor & Decor Holdings, Inc., Class A (A)	54,127	5,304,446
Lithia Motors, Inc.	21,076	5,823,931
Murphy USA, Inc.	11,010	5,559,169
Penske Automotive Group, Inc.	16,867	2,936,713
The Gap, Inc.	73,330	1,721,788
Tractor Supply Company	51,837	13,649,719
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
Ulta Beauty, Inc. (A)	22,847	$8,336,642
Valvoline, Inc. (A)	86,318	4,013,787
Wayfair, Inc., Class A (A)(C)	21,654	1,178,627
Williams-Sonoma, Inc.	92,818	14,357,088
Textiles, apparel and luxury goods – 1.1%
Birkenstock Holding PLC (A)	5,327	314,879
Capri Holdings, Ltd. (A)	97,459	3,268,775
Crocs, Inc. (A)	37,590	5,050,968
Deckers Outdoor Corp. (A)	12,430	11,468,291
Levi Strauss & Company, Class A	58,567	1,073,533
PVH Corp.	27,211	2,775,250
Ralph Lauren Corp.	27,227	4,780,789
Skechers USA, Inc., Class A (A)	90,612	5,901,560
Tapestry, Inc.	186,542	7,478,469
Consumer staples – 4.3%		165,113,391
Beverages – 0.3%
Brown-Forman Corp., Class A	7,944	362,167
Brown-Forman Corp., Class B	50,013	2,258,587
Celsius Holdings, Inc. (A)	38,948	1,823,935
Coca-Cola Consolidated, Inc.	2,959	3,390,689
Molson Coors Beverage Company, Class B	99,693	5,268,775
Consumer staples distribution and retail – 1.6%
Albertsons Companies, Inc., Class A	204,553	4,056,286
BJ’s Wholesale Club Holdings, Inc. (A)	87,197	7,669,848
Casey’s General Stores, Inc.	26,434	10,252,163
Dollar Tree, Inc. (A)	99,990	10,432,945
Maplebear, Inc. (A)	6,294	217,080
Performance Food Group Company (A)	96,591	6,664,779
Sprouts Farmers Market, Inc. (A)	31,054	3,101,984
The Kroger Company	184,112	10,034,104
U.S. Foods Holding Corp. (A)	168,271	9,152,260
Food products – 1.8%
Bunge Global SA	88,670	9,330,744
Campbell Soup Company	98,893	4,634,126
Conagra Brands, Inc.	176,904	5,363,729
Darling Ingredients, Inc. (A)	114,257	4,539,431
Hormel Foods Corp.	83,354	2,676,497
Ingredion, Inc.	52,003	6,467,613
Kellanova	94,893	5,518,028
Lamb Weston Holdings, Inc.	73,352	4,402,587
Lancaster Colony Corp.	4,207	812,203
McCormick & Company, Inc.	79,324	6,108,741
Pilgrim’s Pride Corp. (A)	31,750	1,309,053
Post Holdings, Inc. (A)	44,857	4,905,562
The J.M. Smucker Company	45,032	5,311,524
Tyson Foods, Inc., Class A	104,320	6,353,088
Household products – 0.4%
Church & Dwight Company, Inc.	84,080	8,240,681
30	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Household products (continued)
Reynolds Consumer Products, Inc.	33,928	$943,877
The Clorox Company	44,514	5,872,732
Personal care products – 0.2%
BellRing Brands, Inc. (A)	44,793	2,296,985
Coty, Inc., Class A (A)	219,282	2,181,856
e.l.f. Beauty, Inc. (A)	18,303	3,158,732
Energy – 5.0%		194,854,861
Energy equipment and services – 0.9%
Baker Hughes Company	284,317	11,008,754
ChampionX Corp.	77,970	2,671,252
Halliburton Company	253,961	8,807,367
Noble Corp. PLC	40,289	1,902,447
NOV, Inc.	199,497	4,153,528
TechnipFMC PLC	137,030	4,042,385
Weatherford International PLC (A)	31,893	3,758,909
Oil, gas and consumable fuels – 4.1%
Antero Midstream Corp.	116,059	1,666,607
Antero Resources Corp. (A)	158,790	4,608,086
APA Corp.	159,315	4,969,035
Cheniere Energy, Inc.	69,343	12,664,806
Chesapeake Energy Corp.	106,667	8,141,892
Chord Energy Corp.	26,065	4,474,318
Civitas Resources, Inc.	54,485	3,800,874
Coterra Energy, Inc.	335,482	8,655,436
Diamondback Energy, Inc.	82,567	16,704,130
DT Midstream, Inc.	42,082	3,171,300
EnLink Midstream LLC (A)	90,086	1,231,476
EQT Corp.	165,026	5,695,047
HF Sinclair Corp.	97,933	5,040,612
Kinetik Holdings, Inc.	3,808	157,956
Marathon Oil Corp.	373,675	10,481,584
Matador Resources Company	70,563	4,338,213
Murphy Oil Corp.	102,057	4,223,119
New Fortress Energy, Inc. (C)	31,986	631,404
ONEOK, Inc.	141,236	11,769,196
Ovintiv, Inc.	172,036	7,989,352
PBF Energy, Inc., Class A	85,411	3,480,498
Permian Resources Corp.	138,603	2,126,170
Range Resources Corp.	147,485	4,605,957
Southwestern Energy Company (A)	871,647	5,622,123
Targa Resources Corp.	101,475	13,727,538
Texas Pacific Land Corp.	10,100	8,533,490
Financials – 15.2%		588,820,927
Banks – 3.7%
BOK Financial Corp.	16,542	1,701,179
Citizens Financial Group, Inc.	206,175	8,797,487
Comerica, Inc.	102,620	5,624,602
Commerce Bancshares, Inc.	79,301	5,131,568
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Cullen/Frost Bankers, Inc.	35,208	$4,121,448
East West Bancorp, Inc.	106,195	9,333,479
Fifth Third Bancorp	315,036	13,338,624
First Citizens BancShares, Inc., Class A	6,448	13,461,425
First Horizon Corp.	253,107	4,234,480
Huntington Bancshares, Inc.	613,678	9,174,486
KeyCorp	483,513	7,799,065
M&T Bank Corp.	71,016	12,226,825
Pinnacle Financial Partners, Inc.	43,012	4,142,916
Popular, Inc.	46,223	4,743,866
Prosperity Bancshares, Inc.	52,836	3,831,667
Regions Financial Corp.	464,895	10,399,701
SouthState Corp.	37,609	3,722,163
Webster Financial Corp.	111,201	5,517,794
Western Alliance Bancorp	79,903	6,428,995
Wintrust Financial Corp.	36,559	3,955,684
Zions Bancorp NA	120,221	6,211,819
Capital markets – 4.2%
Affiliated Managers Group, Inc.	22,856	4,242,531
Ameriprise Financial, Inc.	44,040	18,940,283
Ares Management Corp., Class A	43,525	6,668,030
Cboe Global Markets, Inc.	27,254	5,001,382
Evercore, Inc., Class A	13,831	3,463,144
FactSet Research Systems, Inc.	18,243	7,536,001
Franklin Resources, Inc.	147,929	3,383,136
Hamilton Lane, Inc., Class A	15,254	2,202,220
Houlihan Lokey, Inc.	27,710	4,163,428
Interactive Brokers Group, Inc., Class A	43,645	5,205,539
Invesco, Ltd.	286,728	4,948,925
Jefferies Financial Group, Inc.	125,918	7,362,425
LPL Financial Holdings, Inc.	39,084	8,657,888
MarketAxess Holdings, Inc.	18,280	4,086,128
Morningstar, Inc.	13,205	4,194,568
Nasdaq, Inc.	154,535	10,458,929
Northern Trust Corp.	79,931	7,085,883
Raymond James Financial, Inc.	83,886	9,730,776
Robinhood Markets, Inc., Class A (A)	272,770	5,610,879
SEI Investments Company	80,752	5,478,216
State Street Corp.	125,186	10,637,054
Stifel Financial Corp.	73,902	6,552,890
T. Rowe Price Group, Inc.	68,090	7,776,559
The Carlyle Group, Inc.	86,150	4,285,101
Tradeweb Markets, Inc., Class A	25,326	2,828,408
Consumer finance – 1.1%
Ally Financial, Inc.	279,339	12,573,048
Credit Acceptance Corp. (A)	4,206	2,418,029
Discover Financial Services	75,232	10,832,656
OneMain Holdings, Inc.	40,508	2,116,948
SoFi Technologies, Inc. (A)(C)	215,551	1,625,255
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	31

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Consumer finance (continued)
Synchrony Financial	278,611	$14,150,653
Financial services – 1.3%
Affirm Holdings, Inc. (A)	65,114	1,842,075
Corebridge Financial, Inc.	107,207	3,167,967
Corpay, Inc. (A)	29,355	8,566,376
Equitable Holdings, Inc.	287,445	12,535,476
Essent Group, Ltd.	52,836	3,320,214
Jack Henry & Associates, Inc.	40,555	6,954,371
Rocket Companies, Inc., Class A (A)	21,585	349,461
Shift4 Payments, Inc., Class A (A)(C)	16,084	1,106,418
Toast, Inc., Class A (A)	112,576	2,944,988
UWM Holdings Corp. (C)	12,961	108,872
Voya Financial, Inc.	65,615	4,772,179
WEX, Inc. (A)	25,458	4,670,270
Insurance – 4.9%
American Financial Group, Inc.	53,673	7,029,016
Arch Capital Group, Ltd. (A)	137,653	13,184,404
Assurant, Inc.	35,555	6,217,503
Brown & Brown, Inc.	88,953	8,844,597
Cincinnati Financial Corp.	58,464	7,636,568
CNA Financial Corp. (C)	15,200	747,232
Erie Indemnity Company, Class A	11,587	5,111,605
Everest Group, Ltd.	16,935	6,653,253
Fidelity National Financial, Inc.	207,916	11,520,626
First American Financial Corp.	76,148	4,613,046
Globe Life, Inc.	66,653	6,181,399
Kinsale Capital Group, Inc.	11,377	5,200,085
Loews Corp.	96,456	7,711,657
Markel Group, Inc. (A)	5,220	8,554,797
Old Republic International Corp.	206,885	7,162,359
Primerica, Inc.	21,243	5,348,350
Principal Financial Group, Inc.	122,136	9,955,305
Reinsurance Group of America, Inc.	44,877	10,116,622
RenaissanceRe Holdings, Ltd.	29,110	6,750,900
RLI Corp.	18,757	2,824,617
Selective Insurance Group, Inc.	25,535	2,306,321
The Hartford Financial Services Group, Inc.	184,013	20,410,722
Unum Group	120,155	6,912,517
W.R. Berkley Corp.	135,748	7,483,787
Willis Towers Watson PLC	42,117	11,888,787
Health care – 10.2%		392,946,497
Biotechnology – 1.7%
Alnylam Pharmaceuticals, Inc. (A)	32,096	7,621,516
Apellis Pharmaceuticals, Inc. (A)	23,609	934,916
BioMarin Pharmaceutical, Inc. (A)	73,553	6,202,724
Blueprint Medicines Corp. (A)	9,101	985,638
BridgeBio Pharma, Inc. (A)	19,199	498,214
Cerevel Therapeutics Holdings, Inc. (A)	11,501	517,085
CRISPR Therapeutics AG (A)(C)	16,583	950,040
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
Cytokinetics, Inc. (A)	21,697	$1,280,340
Exact Sciences Corp. (A)	76,087	3,475,654
Exelixis, Inc. (A)	226,445	5,310,135
Halozyme Therapeutics, Inc. (A)	69,057	3,816,090
Incyte Corp. (A)	65,822	4,283,038
Ionis Pharmaceuticals, Inc. (A)	35,087	1,735,403
Natera, Inc. (A)	33,795	3,460,270
Neurocrine Biosciences, Inc. (A)	47,726	6,756,570
Sarepta Therapeutics, Inc. (A)	28,115	3,999,078
United Therapeutics Corp. (A)	40,787	12,778,159
Vaxcyte, Inc. (A)	17,763	1,401,323
Viking Therapeutics, Inc. (A)	14,661	835,677
Health care equipment and supplies – 2.2%
ABIOMED, Inc. (A)(B)	18,321	284,342
Align Technology, Inc. (A)	19,619	4,549,254
Baxter International, Inc.	88,254	3,161,258
Dentsply Sirona, Inc.	162,494	4,410,087
Globus Medical, Inc., Class A (A)	63,659	4,580,902
Hologic, Inc. (A)	132,524	10,815,284
Inspire Medical Systems, Inc. (A)	8,940	1,260,987
Insulet Corp. (A)	20,148	3,915,764
Masimo Corp. (A)	29,063	3,109,160
Penumbra, Inc. (A)	14,296	2,388,719
ResMed, Inc.	57,711	12,306,871
STERIS PLC	43,509	10,388,209
Teleflex, Inc.	28,566	6,310,801
The Cooper Companies, Inc. (A)	89,825	8,383,367
Zimmer Biomet Holdings, Inc.	93,240	10,382,274
Health care providers and services – 3.3%
Acadia Healthcare Company, Inc. (A)	69,543	4,509,864
Cardinal Health, Inc.	99,196	10,001,933
Cencora, Inc.	55,921	13,302,487
Chemed Corp.	9,840	5,610,374
DaVita, Inc. (A)	43,724	5,973,573
Encompass Health Corp.	83,456	7,756,401
HealthEquity, Inc. (A)	44,613	3,501,228
Henry Schein, Inc. (A)	106,082	7,631,539
Labcorp Holdings, Inc.	53,971	11,627,512
Molina Healthcare, Inc. (A)	30,150	10,289,291
Option Care Health, Inc. (A)	112,454	3,338,759
Quest Diagnostics, Inc.	89,785	12,776,406
R1 RCM, Inc. (A)	99,750	1,284,780
Tenet Healthcare Corp. (A)	67,203	10,060,289
The Ensign Group, Inc.	32,209	4,533,417
Universal Health Services, Inc., Class B	63,115	13,491,462
Health care technology – 0.1%
Veeva Systems, Inc., Class A (A)	16,733	3,211,565
Life sciences tools and services – 2.1%
10X Genomics, Inc., Class A (A)	16,569	342,481
32	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services (continued)
Avantor, Inc. (A)	304,684	$8,150,297
Bio-Rad Laboratories, Inc., Class A (A)	12,717	4,302,924
Bio-Techne Corp.	85,891	7,007,847
Bruker Corp.	74,130	5,078,646
Charles River Laboratories International, Inc. (A)	36,364	8,876,452
Medpace Holdings, Inc. (A)	12,047	4,608,218
Mettler-Toledo International, Inc. (A)	8,593	13,070,211
Repligen Corp. (A)	27,678	4,631,913
Revvity, Inc.	63,509	7,977,365
Waters Corp. (A)	23,321	7,842,386
West Pharmaceutical Services, Inc.	29,994	9,183,263
Pharmaceuticals – 0.8%
Catalent, Inc. (A)	99,237	5,888,724
Elanco Animal Health, Inc. (A)	312,905	4,080,281
Intra-Cellular Therapies, Inc. (A)	22,009	1,732,548
Jazz Pharmaceuticals PLC (A)	45,318	4,996,310
Royalty Pharma PLC, Class A	95,436	2,688,432
Viatris, Inc.	870,495	10,498,170
Industrials – 19.7%		763,599,477
Aerospace and defense – 1.6%
Axon Enterprise, Inc. (A)	18,707	5,612,287
BWX Technologies, Inc.	43,993	4,376,864
Curtiss-Wright Corp.	19,792	5,832,702
HEICO Corp.	13,569	3,274,742
HEICO Corp., Class A	22,191	4,218,731
Hexcel Corp.	36,047	2,386,672
Howmet Aerospace, Inc.	157,856	15,106,819
Huntington Ingalls Industries, Inc.	26,185	7,331,276
Textron, Inc.	89,517	8,316,129
Woodward, Inc.	35,588	5,551,372
Air freight and logistics – 0.5%
C.H. Robinson Worldwide, Inc.	64,780	5,768,659
Expeditors International of Washington, Inc.	77,610	9,687,280
GXO Logistics, Inc. (A)	77,479	4,337,274
Building products – 2.7%
A.O. Smith Corp.	79,227	6,737,464
AAON, Inc.	25,203	2,231,222
Advanced Drainage Systems, Inc.	42,239	7,477,993
Allegion PLC	58,070	7,944,557
Builders FirstSource, Inc. (A)	77,356	12,947,074
Carlisle Companies, Inc.	26,529	11,104,509
Fortune Brands Innovations, Inc.	101,491	8,201,488
Lennox International, Inc.	16,867	9,841,895
Masco Corp.	89,511	6,968,431
Owens Corning	83,116	15,491,160
Simpson Manufacturing Company, Inc.	20,848	4,004,692
The AZEK Company, Inc. (A)	25,586	1,148,556
Trex Company, Inc. (A)	60,483	5,058,193
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Building products (continued)
UFP Industries, Inc.	39,617	$5,226,671
Zurn Elkay Water Solutions Corp.	39,634	1,286,520
Commercial services and supplies – 0.7%
Clean Harbors, Inc. (A)	33,924	8,098,677
MSA Safety, Inc.	18,345	3,460,784
Rollins, Inc.	92,923	4,451,941
Tetra Tech, Inc.	25,815	5,504,791
Veralto Corp.	29,491	3,142,561
Construction and engineering – 1.4%
AECOM	84,270	7,635,705
API Group Corp. (A)	105,848	4,010,581
Comfort Systems USA, Inc.	15,121	5,026,523
EMCOR Group, Inc.	25,976	9,752,429
Fluor Corp. (A)	45,452	2,186,241
MasTec, Inc. (A)	36,134	3,975,824
Quanta Services, Inc.	55,617	14,759,639
WillScot Holdings Corp. (A)	128,401	5,264,441
Electrical equipment – 2.2%
Acuity Brands, Inc.	21,168	5,320,577
AMETEK, Inc.	95,408	16,551,380
Atkore, Inc.	26,205	3,537,675
Generac Holdings, Inc. (A)	29,962	4,664,484
Hubbell, Inc.	28,547	11,294,621
NEXTracker, Inc., Class A (A)	83,982	4,126,875
nVent Electric PLC	96,587	7,015,114
Regal Rexnord Corp.	37,191	5,975,850
Rockwell Automation, Inc.	46,134	12,855,239
Sensata Technologies Holding PLC	149,518	5,829,707
Vertiv Holdings Company, Class A	108,861	8,567,361
Ground transportation – 0.9%
J.B. Hunt Transport Services, Inc.	40,582	7,026,773
Knight-Swift Transportation Holdings, Inc.	114,585	6,236,862
Landstar System, Inc.	23,815	4,530,804
Lyft, Inc., Class A (A)	61,012	735,195
Saia, Inc. (A)	11,550	4,826,168
U-Haul Holding Company (A)(C)	7,809	521,563
U-Haul Holding Company, Series N	70,879	4,517,119
XPO, Inc. (A)	51,170	5,878,921
Machinery – 4.6%
AGCO Corp.	57,391	5,418,858
Allison Transmission Holdings, Inc.	52,089	4,614,565
Chart Industries, Inc. (A)	21,478	3,459,676
Crane Company	25,721	4,126,163
Cummins, Inc.	20,824	6,076,443
Donaldson Company, Inc.	87,913	6,577,651
Dover Corp.	71,174	13,114,521
Esab Corp.	19,224	1,953,158
Flowserve Corp.	37,276	1,884,302
Fortive Corp.	102,732	7,381,294
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	33

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Graco, Inc.	81,528	$6,933,956
IDEX Corp.	30,662	6,392,414
Ingersoll Rand, Inc.	126,287	12,679,215
ITT, Inc.	55,711	7,880,878
Lincoln Electric Holdings, Inc.	29,683	6,097,185
Mueller Industries, Inc.	32,933	2,336,267
Nordson Corp.	24,557	6,147,354
Oshkosh Corp.	50,393	5,475,199
Pentair PLC	99,487	8,741,923
RBC Bearings, Inc. (A)	11,855	3,447,908
Snap-on, Inc.	31,067	8,917,161
Stanley Black & Decker, Inc.	75,528	7,977,267
Symbotic, Inc. (A)(C)	3,704	99,304
The Middleby Corp. (A)	37,742	5,117,060
The Timken Company	44,224	3,845,277
The Toro Company	64,539	6,178,318
Wabtec Corp.	84,017	13,539,340
Watts Water Technologies, Inc., Class A	12,890	2,674,933
Xylem, Inc.	76,445	10,205,408
Passenger airlines – 0.2%
American Airlines Group, Inc. (A)(C)	72,644	772,932
Delta Air Lines, Inc.	76,238	3,279,759
Southwest Airlines Company	51,842	1,396,623
United Airlines Holdings, Inc. (A)	48,754	2,214,407
Professional services – 3.1%
Booz Allen Hamilton Holding Corp.	66,961	9,596,181
Broadridge Financial Solutions, Inc.	53,800	11,513,200
CACI International, Inc., Class A (A)	14,990	6,917,585
Dayforce, Inc. (A)(C)	84,501	5,009,219
Equifax, Inc.	41,051	11,468,418
ExlService Holdings, Inc. (A)	56,530	1,993,248
FTI Consulting, Inc. (A)	19,016	4,144,918
Genpact, Ltd.	122,504	4,247,214
Jacobs Solutions, Inc.	34,836	5,098,249
KBR, Inc.	72,008	4,795,013
Leidos Holdings, Inc.	54,865	7,922,506
Parsons Corp. (A)	17,055	1,558,315
Paycom Software, Inc.	21,325	3,556,797
Paylocity Holding Corp. (A)	21,848	3,278,729
Robert Half, Inc.	83,126	5,335,858
Science Applications International Corp.	36,635	4,557,394
SS&C Technologies Holdings, Inc.	119,988	8,753,125
TransUnion	62,273	5,620,761
TriNet Group, Inc.	24,480	2,552,040
Verisk Analytics, Inc.	51,045	13,361,029
Trading companies and distributors – 1.8%
Applied Industrial Technologies, Inc.	21,884	4,774,870
Beacon Roofing Supply, Inc. (A)	6,144	631,603
Core & Main, Inc., Class A (A)	90,907	4,860,797
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Trading companies and distributors (continued)
Fastenal Company	216,601	$15,324,521
MSC Industrial Direct Company, Inc., Class A	24,992	2,223,038
SiteOne Landscape Supply, Inc. (A)	23,796	3,490,397
United Rentals, Inc.	33,392	25,281,083
Watsco, Inc.	13,481	6,598,815
WESCO International, Inc.	42,436	7,424,178
Information technology – 13.9%		536,423,673
Communications equipment – 0.7%
Ciena Corp. (A)	125,609	6,624,619
F5, Inc. (A)	46,494	9,468,038
Juniper Networks, Inc.	247,025	9,310,372
Ubiquiti, Inc. (C)	1,689	313,428
Electronic equipment, instruments and components – 3.3%
Arrow Electronics, Inc. (A)	65,424	8,092,295
CDW Corp.	61,869	13,494,248
Cognex Corp.	102,123	5,067,343
Coherent Corp. (A)	100,223	6,983,539
Corning, Inc.	276,759	11,073,128
Fabrinet (A)	15,012	3,311,047
Flex, Ltd. (A)	465,721	14,972,930
Insight Enterprises, Inc. (A)	16,013	3,594,919
Jabil, Inc.	77,156	8,693,167
Keysight Technologies, Inc. (A)	84,479	11,790,734
Littelfuse, Inc.	20,659	5,518,225
Novanta, Inc. (A)	19,021	3,446,225
TD SYNNEX Corp.	27,084	3,227,600
Teledyne Technologies, Inc. (A)	19,968	8,423,700
Trimble, Inc. (A)	125,014	6,818,264
Vontier Corp.	49,783	1,952,987
Zebra Technologies Corp., Class A (A)	34,676	12,177,864
IT services – 1.9%
Akamai Technologies, Inc. (A)	92,746	9,115,077
Amdocs, Ltd.	102,567	8,971,535
Cloudflare, Inc., Class A (A)	48,182	3,734,105
EPAM Systems, Inc. (A)	23,587	5,074,271
Gartner, Inc. (A)	30,689	15,381,020
Globant SA (A)	24,817	4,832,118
GoDaddy, Inc., Class A (A)	57,745	8,399,010
MongoDB, Inc. (A)	12,166	3,070,212
Okta, Inc. (A)	42,938	4,033,596
Twilio, Inc., Class A (A)	80,889	4,782,967
VeriSign, Inc. (A)	32,315	6,043,228
Semiconductors and semiconductor equipment – 2.7%
Allegro MicroSystems, Inc. (A)	32,656	785,050
Amkor Technology, Inc.	101,067	3,300,848
Enphase Energy, Inc. (A)	45,421	5,228,411
Entegris, Inc.	70,097	8,291,774
First Solar, Inc. (A)	55,294	11,942,951
34	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Lattice Semiconductor Corp. (A)	70,822	$3,753,566
MACOM Technology Solutions Holdings, Inc. (A)	24,169	2,439,135
MKS Instruments, Inc.	51,875	6,531,063
Monolithic Power Systems, Inc.	18,720	16,157,045
Onto Innovation, Inc. (A)	23,388	4,474,124
Qorvo, Inc. (A)	75,418	9,035,076
Rambus, Inc. (A)	49,226	2,532,185
Skyworks Solutions, Inc.	87,527	9,944,818
Teradyne, Inc.	85,147	11,167,881
Universal Display Corp.	31,305	6,969,119
Software – 3.8%
Altair Engineering, Inc., Class A (A)	17,035	1,505,213
ANSYS, Inc. (A)	37,914	11,890,968
Appfolio, Inc., Class A (A)	5,797	1,283,920
AppLovin Corp., Class A (A)	51,620	3,979,902
Aspen Technology, Inc. (A)	20,357	3,826,098
Bentley Systems, Inc., Class B	72,164	3,517,273
BILL Holdings, Inc. (A)	43,936	2,195,043
Braze, Inc., Class A (A)	9,872	434,960
CCC Intelligent Solutions Holdings, Inc. (A)	96,366	988,715
Confluent, Inc., Class A (A)	56,750	1,419,885
DocuSign, Inc. (A)	78,398	4,349,521
Dolby Laboratories, Inc., Class A	47,423	3,735,035
DoubleVerify Holdings, Inc. (A)	32,045	676,790
Dropbox, Inc., Class A (A)	171,626	4,105,294
Dynatrace, Inc. (A)	76,061	3,340,599
Elastic NV (A)	24,863	2,726,725
Fair Isaac Corp. (A)	9,486	15,177,600
Freshworks, Inc., Class A (A)	64,723	809,038
Gen Digital, Inc.	396,620	10,308,154
Gitlab, Inc., Class A (A)	28,483	1,459,184
Guidewire Software, Inc. (A)	47,468	7,123,523
HashiCorp, Inc., Class A (A)	27,932	942,705
HubSpot, Inc. (A)	13,225	6,573,222
Informatica, Inc., Class A (A)	21,828	522,562
Klaviyo, Inc., Class A (A)	6,473	169,593
Manhattan Associates, Inc. (A)	31,869	8,138,705
Marathon Digital Holdings, Inc. (A)(C)	47,456	933,460
Nutanix, Inc., Class A (A)	55,880	2,822,499
Procore Technologies, Inc. (A)	30,488	2,165,563
PTC, Inc. (A)	51,431	9,147,003
Qualys, Inc. (A)	15,991	2,384,898
Samsara, Inc., Class A (A)	31,073	1,189,474
SentinelOne, Inc., Class A (A)	57,625	1,319,613
Smartsheet, Inc., Class A (A)	43,860	2,103,526
SPS Commerce, Inc. (A)	17,055	3,673,988
Tenable Holdings, Inc. (A)	28,430	1,305,506
Tyler Technologies, Inc. (A)	17,746	10,081,680
UiPath, Inc., Class A (A)	142,074	1,729,041
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Unity Software, Inc. (A)	91,718	$1,500,506
Zoom Video Communications, Inc., Class A (A)	68,662	4,147,185
Zscaler, Inc. (A)	17,046	3,057,200
Technology hardware, storage and peripherals – 1.5%
Hewlett Packard Enterprise Company	623,900	12,421,849
HP, Inc.	117,603	4,244,292
NetApp, Inc.	107,886	13,699,364
Pure Storage, Inc., Class A (A)	132,959	7,968,233
Seagate Technology Holdings PLC	76,578	7,823,974
Western Digital Corp. (A)	166,439	11,159,735
Materials – 5.8%		226,126,252
Chemicals – 1.9%
Albemarle Corp. (C)	33,340	3,122,958
Axalta Coating Systems, Ltd. (A)	145,668	5,193,064
Celanese Corp.	40,334	5,693,144
CF Industries Holdings, Inc.	82,433	6,297,057
DuPont de Nemours, Inc.	61,122	5,115,911
Eastman Chemical Company	77,424	8,000,222
Element Solutions, Inc.	47,364	1,276,460
FMC Corp.	42,536	2,482,401
International Flavors & Fragrances, Inc.	63,770	6,343,840
LyondellBasell Industries NV, Class A	88,043	8,756,757
NewMarket Corp.	1,934	1,084,723
Olin Corp.	101,111	4,611,673
RPM International, Inc.	59,455	7,221,404
The Mosaic Company	183,632	5,466,725
Westlake Corp.	19,425	2,872,181
Construction materials – 0.7%
Eagle Materials, Inc.	15,394	4,191,786
Martin Marietta Materials, Inc.	20,720	12,294,212
Summit Materials, Inc., Class A (A)	26,073	1,089,330
Vulcan Materials Company	37,564	10,311,694
Containers and packaging – 2.0%
Amcor PLC	593,979	6,254,599
AptarGroup, Inc.	42,381	6,229,159
Avery Dennison Corp.	39,699	8,607,934
Ball Corp.	123,010	7,851,728
Berry Global Group, Inc.	111,946	7,357,091
Crown Holdings, Inc.	74,328	6,592,894
Graphic Packaging Holding Company	212,463	6,395,136
International Paper Company	213,407	9,919,157
Packaging Corp. of America	46,188	9,231,596
Sealed Air Corp.	96,038	3,654,246
Sonoco Products Company	87,327	4,708,672
Metals and mining – 1.2%
ATI, Inc. (A)	43,574	2,950,396
Cleveland-Cliffs, Inc. (A)	428,320	6,574,712
Commercial Metals Company	75,383	4,530,518
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	35

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Metals and mining (continued)
Reliance, Inc.	32,151	$9,791,909
Royal Gold, Inc.	32,691	4,515,281
Steel Dynamics, Inc.	94,773	12,625,659
U.S. Steel Corp.	168,168	6,910,023
Real estate – 5.4%		207,946,163
Diversified REITs – 0.1%
WP Carey, Inc.	57,759	3,339,048
Health care REITs – 0.5%
Alexandria Real Estate Equities, Inc.	40,782	4,783,321
Healthcare Realty Trust, Inc.	152,892	2,704,659
Healthpeak Properties, Inc.	187,743	4,096,552
Omega Healthcare Investors, Inc.	102,492	3,730,709
Ventas, Inc.	101,268	5,513,030
Hotel and resort REITs – 0.2%
Host Hotels & Resorts, Inc.	268,589	4,702,993
Ryman Hospitality Properties, Inc.	12,527	1,259,089
Industrial REITs – 0.5%
Americold Realty Trust, Inc.	115,409	3,449,575
EastGroup Properties, Inc.	19,260	3,601,427
First Industrial Realty Trust, Inc.	55,732	3,049,655
Rexford Industrial Realty, Inc.	86,044	4,311,665
STAG Industrial, Inc.	75,191	3,068,545
Terreno Realty Corp.	27,472	1,879,360
Office REITs – 0.1%
BXP, Inc.	58,022	4,137,549
Real estate management and development – 0.7%
CBRE Group, Inc., Class A (A)	118,258	13,328,859
CoStar Group, Inc. (A)	20,256	1,580,373
Jones Lang LaSalle, Inc. (A)	34,982	8,776,984
Zillow Group, Inc., Class A (A)	12,691	601,553
Zillow Group, Inc., Class C (A)	74,444	3,625,423
Residential REITs – 1.3%
American Homes 4 Rent, Class A	130,371	4,705,089
AvalonBay Communities, Inc.	28,313	5,801,900
Camden Property Trust	43,189	4,783,182
Equity LifeStyle Properties, Inc.	69,989	4,806,845
Equity Residential	74,326	5,175,319
Essex Property Trust, Inc.	16,261	4,526,412
Invitation Homes, Inc.	153,298	5,406,820
Mid-America Apartment Communities, Inc.	29,691	4,149,911
Sun Communities, Inc.	31,190	3,952,709
UDR, Inc.	128,693	5,156,729
Retail REITs – 0.6%
Agree Realty Corp.	34,107	2,352,360
Brixmor Property Group, Inc.	125,894	3,206,520
Federal Realty Investment Trust	34,521	3,854,270
Kimco Realty Corp.	262,137	5,696,237
NNN REIT, Inc.	76,340	3,426,903
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Retail REITs (continued)
Regency Centers Corp.	74,655	$5,027,268
Specialized REITs – 1.4%
CubeSmart	94,501	4,496,358
Extra Space Storage, Inc.	71,290	11,379,310
Gaming and Leisure Properties, Inc.	105,947	5,318,539
Iron Mountain, Inc.	108,735	11,151,862
Lamar Advertising Company, Class A	41,101	4,926,366
SBA Communications Corp.	15,118	3,319,006
VICI Properties, Inc.	226,943	7,094,238
Weyerhaeuser Company	210,694	6,691,641
Utilities – 5.1%		195,883,107
Electric utilities – 2.5%
Alliant Energy Corp.	131,239	7,304,763
Avangrid, Inc.	33,308	1,188,096
Edison International	177,011	14,162,650
Entergy Corp.	109,610	12,711,472
Evergy, Inc.	149,174	8,652,092
Eversource Energy	106,154	6,890,456
FirstEnergy Corp.	205,163	8,598,381
NRG Energy, Inc.	99,764	7,499,260
OGE Energy Corp.	149,585	5,799,410
PG&E Corp.	493,999	9,015,482
Pinnacle West Capital Corp. (C)	82,423	7,054,585
PPL Corp.	251,276	7,467,923
Gas utilities – 0.3%
Atmos Energy Corp.	54,258	6,938,513
UGI Corp.	178,394	4,420,603
Independent power and renewable electricity producers – 0.6%
Brookfield Renewable Corp., Class A (C)	64,817	1,821,358
The AES Corp.	336,247	5,981,834
Vistra Corp.	181,024	14,340,721
Multi-utilities – 1.4%
Ameren Corp.	107,668	8,534,842
CenterPoint Energy, Inc.	346,409	9,612,850
CMS Energy Corp.	119,404	7,737,379
DTE Energy Company	74,225	8,946,339
NiSource, Inc.	322,295	10,071,719
WEC Energy Group, Inc.	96,279	8,285,771
Water utilities – 0.3%
American Water Works Company, Inc.	58,212	8,287,060
Essential Utilities, Inc.	112,166	4,559,548

SHORT-TERM INVESTMENTS – 0.2%		$9,458,335
(Cost $9,458,434)
Short-term funds – 0.2%		9,458,335
John Hancock Collateral Trust, 5.4652% (D)(E)	438,407	4,384,029
36	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2484% (D)	5,074,306	$5,074,306
Total investments (Multifactor Mid Cap ETF) (Cost $3,120,038,700) 100.1%		$3,875,952,090
Other assets and liabilities, net (0.1%)		(4,753,751)
Total net assets 100.0%		$3,871,198,339

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	All or a portion of this security is on loan as of 7-31-24. The value of securities on loan amounted to $19,523,290. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $15,113,495 in the form of U.S. Treasuries was pledged to the fund.
(D)	The rate shown is the annualized seven-day yield as of 7-31-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR SMALL CAP ETF

As of 7-31-24 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.8%		$489,779,776
(Cost $413,432,604)
Communication services – 1.6%		7,895,080
Diversified telecommunication services – 0.5%
Frontier Communications Parent, Inc. (A)	90,067	2,638,963
Entertainment – 0.3%
Madison Square Garden Sports Corp. (A)	6,471	1,296,853
Interactive media and services – 0.3%
ZoomInfo Technologies, Inc. (A)	138,686	1,575,473
Media – 0.5%
Nexstar Media Group, Inc.	12,900	2,383,791
Consumer discretionary – 14.2%		69,806,806
Automobile components – 0.6%
Lear Corp.	4,095	499,754
Modine Manufacturing Company (A)	19,842	2,334,610
Automobiles – 0.7%
Harley-Davidson, Inc.	50,858	1,907,175
Thor Industries, Inc.	16,922	1,796,101
Broadline retail – 0.9%
Dillard’s, Inc., Class A	1,131	450,805
Macy’s, Inc.	104,882	1,812,361
Ollie’s Bargain Outlet Holdings, Inc. (A)	22,080	2,155,891
Diversified consumer services – 1.3%
ADT, Inc.	134,375	1,045,438
Bright Horizons Family Solutions, Inc. (A)	20,139	2,421,715
H&R Block, Inc.	48,774	2,825,966
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure – 2.7%
Cava Group, Inc. (A)	24,653	$2,076,276
Choice Hotels International, Inc.	11,638	1,483,263
Dutch Bros, Inc., Class A (A)	22,255	851,254
Hilton Grand Vacations, Inc. (A)	26,290	1,135,991
International Game Technology PLC	19,634	460,810
Planet Fitness, Inc., Class A (A)	32,606	2,403,062
Red Rock Resorts, Inc., Class A	11,450	652,650
Shake Shack, Inc., Class A (A)	14,878	1,303,610
Vail Resorts, Inc.	2,986	543,482
Wyndham Hotels & Resorts, Inc.	29,301	2,218,672
Household durables – 1.7%
Installed Building Products, Inc.	8,271	2,236,065
Skyline Champion Corp. (A)	18,760	1,529,128
Taylor Morrison Home Corp. (A)	35,737	2,397,238
Whirlpool Corp.	21,488	2,191,131
Leisure products – 0.8%
Brunswick Corp.	23,887	1,945,596
Mattel, Inc. (A)	15,169	292,610
Polaris, Inc.	20,784	1,730,892
Specialty retail – 3.7%
Abercrombie & Fitch Company, Class A (A)	19,069	2,812,296
Academy Sports & Outdoors, Inc.	25,844	1,397,385
American Eagle Outfitters, Inc.	71,539	1,577,435
Asbury Automotive Group, Inc. (A)	7,174	1,931,384
AutoNation, Inc. (A)	13,581	2,590,168
RH (A)	5,881	1,705,960
Signet Jewelers, Ltd.	16,965	1,427,265
The Gap, Inc.	93,672	2,199,419
Valvoline, Inc. (A)	53,587	2,491,796
Textiles, apparel and luxury goods – 1.8%
Capri Holdings, Ltd. (A)	45,083	1,512,084
Columbia Sportswear Company	12,440	1,016,348
Crocs, Inc. (A)	23,595	3,170,460
Levi Strauss & Company, Class A	36,288	665,159
PVH Corp.	2,325	237,127
VF Corp. (B)	139,798	2,370,974
Consumer staples – 2.7%		13,227,420
Beverages – 0.1%
National Beverage Corp.	8,749	426,864
Consumer staples distribution and retail – 0.8%
Sprouts Farmers Market, Inc. (A)	40,670	4,062,529
Food products – 1.4%
Flowers Foods, Inc.	62,556	1,408,761
Freshpet, Inc. (A)	19,285	2,346,985
Lancaster Colony Corp.	6,993	1,350,069
Post Holdings, Inc. (A)	17,327	1,894,881
Household products – 0.1%
Reynolds Consumer Products, Inc.	19,724	548,722
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	37

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Personal care products – 0.3%
BellRing Brands, Inc. (A)	5,303	$271,938
Inter Parfums, Inc.	6,516	916,671
Energy – 5.6%		27,455,777
Energy equipment and services – 2.3%
ChampionX Corp.	73,874	2,530,923
Noble Corp. PLC	44,124	2,083,535
NOV, Inc.	153,809	3,202,303
Valaris, Ltd. (A)	21,229	1,668,387
Weatherford International PLC (A)	17,009	2,004,681
Oil, gas and consumable fuels – 3.3%
Antero Midstream Corp.	116,548	1,673,629
Chord Energy Corp.	14,590	2,504,519
Civitas Resources, Inc.	6,484	452,324
DT Midstream, Inc.	34,157	2,574,072
EnLink Midstream LLC (A)	81,417	1,112,970
Kinetik Holdings, Inc.	8,624	357,724
Magnolia Oil & Gas Corp., Class A	60,643	1,651,915
Murphy Oil Corp.	56,886	2,353,943
PBF Energy, Inc., Class A	35,708	1,455,101
SM Energy Company	39,605	1,829,751
Financials – 19.1%		93,645,275
Banks – 9.0%
Bank OZK	39,944	1,872,974
BOK Financial Corp.	10,004	1,028,811
Cadence Bank	64,545	2,121,594
Comerica, Inc.	50,717	2,779,799
Commerce Bancshares, Inc.	45,883	2,969,089
Cullen/Frost Bankers, Inc.	2,787	326,246
First Financial Bankshares, Inc.	49,591	1,907,270
FNB Corp.	125,292	1,921,979
Glacier Bancorp, Inc.	45,175	2,019,774
Home BancShares, Inc.	66,376	1,880,432
Old National Bancorp	102,918	2,060,418
Pinnacle Financial Partners, Inc.	27,227	2,622,505
Popular, Inc.	25,396	2,606,391
Prosperity Bancshares, Inc.	31,951	2,317,087
SouthState Corp.	27,275	2,699,407
Synovus Financial Corp.	49,747	2,325,672
United Bankshares, Inc.	47,911	1,865,175
Western Alliance Bancorp	41,241	3,318,251
Wintrust Financial Corp.	21,351	2,310,178
Zions Bancorp NA	57,731	2,982,961
Capital markets – 2.1%
Affiliated Managers Group, Inc.	11,930	2,214,447
Evercore, Inc., Class A	11,796	2,953,600
Hamilton Lane, Inc., Class A	12,828	1,851,978
Invesco, Ltd.	15,723	271,379
Janus Henderson Group PLC	50,222	1,869,765
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
PJT Partners, Inc., Class A	8,984	$1,194,333
Consumer finance – 1.3%
Credit Acceptance Corp. (A)	1,629	936,512
FirstCash Holdings, Inc.	13,468	1,503,029
OneMain Holdings, Inc.	41,070	2,146,318
SLM Corp.	87,680	1,989,459
Financial services – 3.1%
Enact Holdings, Inc.	10,856	369,430
Essent Group, Ltd.	36,817	2,313,580
Euronet Worldwide, Inc. (A)	15,866	1,618,173
Jackson Financial, Inc., Class A	29,343	2,583,945
MGIC Investment Corp.	102,328	2,541,828
PennyMac Financial Services, Inc.	10,219	1,002,688
Radian Group, Inc.	54,256	2,012,898
Shift4 Payments, Inc., Class A (A)(B)	18,994	1,306,597
The Western Union Company	124,369	1,478,747
Insurance – 3.6%
Assured Guaranty, Ltd.	20,942	1,724,993
Axis Capital Holdings, Ltd.	27,739	2,101,229
Enstar Group, Ltd. (A)	4,307	1,397,191
F&G Annuities & Life, Inc.	6,955	299,969
First American Financial Corp.	35,851	2,171,854
Lincoln National Corp.	65,654	2,186,278
RLI Corp.	15,554	2,342,277
Selective Insurance Group, Inc.	21,284	1,922,371
The Hanover Insurance Group, Inc.	13,070	1,796,994
White Mountains Insurance Group, Ltd.	900	1,607,400
Health care – 8.7%		42,561,064
Biotechnology – 3.4%
Alkermes PLC (A)	57,720	1,576,910
Blueprint Medicines Corp. (A)	23,641	2,560,320
BridgeBio Pharma, Inc. (A)	45,119	1,170,838
CRISPR Therapeutics AG (A)(B)	27,793	1,592,261
Cytokinetics, Inc. (A)	3,588	211,728
Exelixis, Inc. (A)	118,758	2,784,875
Halozyme Therapeutics, Inc. (A)	42,985	2,375,351
Immunovant, Inc. (A)	25,103	729,744
Ionis Pharmaceuticals, Inc. (A)	49,839	2,465,037
Nuvalent, Inc., Class A (A)	13,943	1,114,603
Revolution Medicines, Inc. (A)	2,312	105,520
Vaxcyte, Inc. (A)	2,109	166,379
Health care equipment and supplies – 2.1%
Dentsply Sirona, Inc.	80,778	2,192,315
Glaukos Corp. (A)	297	34,799
Globus Medical, Inc., Class A (A)	25,702	1,849,516
Inspire Medical Systems, Inc. (A)	671	94,645
Lantheus Holdings, Inc. (A)	24,198	2,536,676
Masimo Corp. (A)	19,349	2,069,956
38	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Merit Medical Systems, Inc. (A)	19,943	$1,700,938
Health care providers and services – 1.6%
Acadia Healthcare Company, Inc. (A)	3,744	242,798
HealthEquity, Inc. (A)	28,507	2,237,229
Option Care Health, Inc. (A)	62,802	1,864,591
R1 RCM, Inc. (A)	62,984	811,234
The Ensign Group, Inc.	18,066	2,542,790
Health care technology – 0.3%
Doximity, Inc., Class A (A)	45,249	1,266,972
Life sciences tools and services – 0.3%
10X Genomics, Inc., Class A (A)	35,221	728,018
Sotera Health Company (A)	36,902	511,831
Pharmaceuticals – 1.0%
Elanco Animal Health, Inc. (A)	23,068	300,807
Intra-Cellular Therapies, Inc. (A)	32,691	2,573,436
Organon & Company	98,305	2,148,947
Industrials – 21.2%		104,361,254
Aerospace and defense – 0.8%
Hexcel Corp.	29,570	1,957,830
Moog, Inc., Class A	11,192	2,194,751
Air freight and logistics – 0.5%
GXO Logistics, Inc. (A)	47,617	2,665,600
Building products – 2.2%
AAON, Inc.	23,306	2,063,280
Armstrong World Industries, Inc.	17,301	2,273,351
The AZEK Company, Inc. (A)	49,644	2,228,519
UFP Industries, Inc.	17,911	2,362,998
Zurn Elkay Water Solutions Corp.	55,837	1,812,469
Commercial services and supplies – 0.9%
Casella Waste Systems, Inc., Class A (A)	19,687	2,038,786
MSA Safety, Inc.	1,276	240,717
Stericycle, Inc. (A)	32,954	1,929,457
Construction and engineering – 2.0%
Fluor Corp. (A)	61,072	2,937,563
MasTec, Inc. (A)	21,826	2,401,515
MDU Resources Group, Inc.	71,068	1,914,572
Valmont Industries, Inc.	7,861	2,345,408
Electrical equipment – 1.6%
Atkore, Inc.	12,816	1,730,160
Generac Holdings, Inc. (A)	22,724	3,537,672
NEXTracker, Inc., Class A (A)	4,467	219,508
Sensata Technologies Holding PLC	57,236	2,231,632
Ground transportation – 1.2%
Landstar System, Inc.	12,984	2,470,206
Lyft, Inc., Class A (A)	129,630	1,562,042
Ryder System, Inc.	14,587	2,044,514
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery – 5.7%
Allison Transmission Holdings, Inc.	31,138	$2,758,515
Chart Industries, Inc. (A)	16,071	2,588,717
Crane Company	15,684	2,516,027
Esab Corp.	22,984	2,335,174
Federal Signal Corp.	24,057	2,404,978
Flowserve Corp.	45,939	2,322,216
Franklin Electric Company, Inc.	14,074	1,500,570
Mueller Industries, Inc.	39,010	2,767,369
Oshkosh Corp.	17,372	1,887,468
SPX Technologies, Inc. (A)	18,124	2,674,015
The Middleby Corp. (A)	3,479	471,683
The Timken Company	22,354	1,943,680
Watts Water Technologies, Inc., Class A	9,528	1,977,251
Marine transportation – 0.1%
Kirby Corp. (A)	5,158	633,815
Passenger airlines – 0.1%
Alaska Air Group, Inc. (A)	11,607	435,611
Professional services – 3.2%
Alight, Inc., Class A (A)	145,431	1,100,913
Clarivate PLC (A)(B)	194,926	1,313,801
Dun & Bradstreet Holdings, Inc.	105,024	1,142,661
ExlService Holdings, Inc. (A)	55,663	1,962,677
FTI Consulting, Inc. (A)	10,015	2,182,970
Genpact, Ltd.	70,346	2,438,896
Maximus, Inc.	21,538	2,000,665
Robert Half, Inc.	4,409	283,014
Science Applications International Corp.	17,448	2,170,531
TriNet Group, Inc.	12,297	1,281,962
Trading companies and distributors – 2.9%
Air Lease Corp.	37,168	1,844,276
Applied Industrial Technologies, Inc.	12,617	2,752,903
Beacon Roofing Supply, Inc. (A)	23,068	2,371,390
Boise Cascade Company	15,701	2,230,955
GATX Corp.	12,423	1,733,009
Herc Holdings, Inc.	10,334	1,610,451
MSC Industrial Direct Company, Inc., Class A	15,834	1,408,434
SiteOne Landscape Supply, Inc. (A)	1,037	152,107
Information technology – 11.7%		57,475,897
Communications equipment – 0.1%
Ciena Corp. (A)	10,568	557,356
Electronic equipment, instruments and components – 4.3%
Arrow Electronics, Inc. (A)	20,564	2,543,561
Avnet, Inc.	31,032	1,668,280
Badger Meter, Inc.	10,263	2,115,820
Cognex Corp.	66,281	3,288,863
Fabrinet (A)	1,226	270,407
Insight Enterprises, Inc. (A)	11,799	2,648,876
Itron, Inc. (A)	17,859	1,847,335
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	39

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Littelfuse, Inc.	8,801	$2,350,835
Novanta, Inc. (A)	12,519	2,268,192
Vontier Corp.	54,075	2,121,362
IT services – 0.9%
ASGN, Inc. (A)	15,739	1,490,011
Kyndryl Holdings, Inc. (A)	79,048	2,124,020
Squarespace, Inc., Class A (A)	21,961	970,457
Semiconductors and semiconductor equipment – 1.5%
Cirrus Logic, Inc. (A)	18,663	2,435,148
MACOM Technology Solutions Holdings, Inc. (A)	18,759	1,893,158
Rambus, Inc. (A)	34,746	1,787,334
Silicon Laboratories, Inc. (A)	10,837	1,301,849
Software – 4.9%
Altair Engineering, Inc., Class A (A)	17,705	1,564,414
BILL Holdings, Inc. (A)	39,126	1,954,735
Braze, Inc., Class A (A)	21,554	949,669
C3.Ai, Inc., Class A (A)	44,592	1,192,836
DoubleVerify Holdings, Inc. (A)	49,660	1,048,819
Freshworks, Inc., Class A (A)	78,278	978,475
HashiCorp, Inc., Class A (A)	39,769	1,342,204
Marathon Digital Holdings, Inc. (A)(B)	13,943	274,259
Pegasystems, Inc.	17,065	1,189,772
PowerSchool Holdings, Inc., Class A (A)	27,876	628,883
Qualys, Inc. (A)	13,094	1,952,839
SentinelOne, Inc., Class A (A)	741	16,969
Smartsheet, Inc., Class A (A)	45,900	2,201,364
SPS Commerce, Inc. (A)	9,447	2,035,073
Tenable Holdings, Inc. (A)	41,459	1,903,797
Varonis Systems, Inc. (A)	42,068	2,319,209
Vertex, Inc., Class A (A)	21,779	863,537
Workiva, Inc. (A)	18,655	1,376,179
Materials – 7.6%		37,163,180
Chemicals – 3.6%
Arcadium Lithium PLC (A)	146,731	466,605
Ashland, Inc.	16,300	1,575,395
Axalta Coating Systems, Ltd. (A)	75,458	2,690,078
Balchem Corp.	11,433	2,028,900
Cabot Corp.	19,080	1,913,533
Element Solutions, Inc.	78,917	2,126,813
HB Fuller Company	19,289	1,662,712
Huntsman Corp.	60,724	1,453,125
NewMarket Corp.	2,532	1,420,123
Olin Corp.	46,193	2,106,863
Containers and packaging – 1.7%
Berry Global Group, Inc.	44,535	2,926,840
Sealed Air Corp.	58,094	2,210,477
Silgan Holdings, Inc.	28,642	1,473,058
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Containers and packaging (continued)
Sonoco Products Company	34,646	$1,868,112
Metals and mining – 1.8%
Alcoa Corp.	65,722	2,171,455
Alpha Metallurgical Resources, Inc.	4,173	1,232,746
ATI, Inc. (A)	44,401	3,006,392
Commercial Metals Company	42,452	2,551,365
Paper and forest products – 0.5%
Louisiana-Pacific Corp.	23,213	2,278,588
Real estate – 5.0%		24,475,745
Health care REITs – 0.5%
Healthcare Realty Trust, Inc.	145,133	2,567,403
Hotel and resort REITs – 0.4%
Ryman Hospitality Properties, Inc.	19,409	1,950,799
Industrial REITs – 1.0%
Americold Realty Trust, Inc.	9,480	283,357
First Industrial Realty Trust, Inc.	14,804	810,075
STAG Industrial, Inc.	44,631	1,821,391
Terreno Realty Corp.	30,241	2,068,787
Office REITs – 0.7%
Kilroy Realty Corp.	42,495	1,571,040
Vornado Realty Trust	61,951	1,857,910
Retail REITs – 1.8%
Agree Realty Corp.	34,106	2,352,291
Brixmor Property Group, Inc.	117,784	2,999,958
Kite Realty Group Trust	77,390	1,908,437
Phillips Edison & Company, Inc.	43,837	1,538,679
Specialized REITs – 0.6%
National Storage Affiliates Trust	27,304	1,162,331
Rayonier, Inc.	52,202	1,583,287
Utilities – 2.4%		11,712,278
Electric utilities – 1.0%
IDACORP, Inc.	18,061	1,765,463
OGE Energy Corp.	79,594	3,085,859
Gas utilities – 1.1%
National Fuel Gas Company	32,075	1,879,274
Southwest Gas Holdings, Inc.	23,982	1,778,505
UGI Corp.	79,165	1,961,709
Independent power and renewable electricity producers – 0.3%
Clearway Energy, Inc., Class A	14,462	356,199
Clearway Energy, Inc., Class C	33,181	885,269

SHORT-TERM INVESTMENTS – 0.2%		$975,954
(Cost $975,955)
Short-term funds – 0.2%		975,954
John Hancock Collateral Trust, 5.4652% (C)(D)	4,940	49,399
40	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2484% (C)	926,555	$926,555
Total investments (Multifactor Small Cap ETF) (Cost $414,408,559) 100.0%		$490,755,730
Other assets and liabilities, net (0.0%)		(115,108)
Total net assets 100.0%		$490,640,622

MULTIFACTOR SMALL CAP ETF (continued)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-24. The value of securities on loan amounted to $4,407,220. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $4,409,695 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 7-31-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	2	Long	Sep 2024	$549,330	$555,800	$6,470
						$6,470
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	41

Notes to Funds’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there  were no sales during the day or closing prices are not available, the securities are valued using  the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of July 31, 2024, by major security category or type:
	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF
Investments in securities:
Assets
Common stocks
Australia	$51,727,163	$51,727,163	—	—
Austria	1,606,353	1,606,353	—	—
Belgium	7,254,697	7,254,697	—	—
Chile	521,850	521,850	—	—
Denmark	23,230,987	23,230,987	—	—
Finland	8,414,567	8,414,567	—	—
France	73,859,519	73,859,519	—	—
Germany	54,437,567	54,437,567	—	—
Hong Kong	11,425,454	11,425,454	—	—
Ireland	4,513,827	4,513,827	—	—
Israel	3,155,410	3,155,410	—	—
Italy	17,786,447	17,786,447	—	—
Japan	176,944,833	176,944,833	—	—
Luxembourg	1,398,436	1,398,436	—	—
Macau	73,563	73,563	—	—
Netherlands	33,385,372	33,385,372	—	—
New Zealand	1,382,693	1,382,693	—	—
Norway	3,286,188	3,286,188	—	—
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	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF (continued)
Portugal	$1,691,307	$1,691,307	—	—
Singapore	10,264,842	10,264,842	—	—
Spain	21,349,143	21,349,143	—	—
Sweden	20,573,343	20,573,343	—	—
Switzerland	70,327,073	70,327,073	—	—
United Arab Emirates	—	—	—	—
United Kingdom	104,172,352	104,172,352	—	—
United States	391,688	391,688	—	—
Preferred securities	4,134,565	4,134,565	—	—
Short-term investments	5,020,451	5,020,451	—	—
Total investments in securities	$712,329,690	$712,329,690	—	—
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Emerging Markets ETF
Investments in securities:
Assets
Common stocks
Brazil	$22,647,105	$22,647,105	—	—
Chile	2,557,484	2,557,484	—	—
China	135,448,834	135,448,834	—	—
Hong Kong	4,680,614	4,680,614	—	—
India	169,957,594	169,957,594	—	—
Indonesia	12,841,791	12,841,791	—	—
Ireland	5,008,150	5,008,150	—	—
Malaysia	12,720,804	12,720,804	—	—
Mexico	16,587,017	16,587,017	—	—
Netherlands	431,748	431,748	—	—
Philippines	6,256,794	6,256,794	—	—
Poland	7,061,405	7,061,405	—	—
Russia	154,224	—	—	$154,224
Saudi Arabia	24,135,382	24,135,382	—	—
South Africa	22,254,564	22,254,564	—	—
South Korea	86,777,475	86,777,475	—	—
Taiwan	124,733,786	124,733,786	—	—
Thailand	11,067,788	11,067,788	—	—
Turkey	5,379,985	5,379,985	—	—
United Kingdom	297,696	297,696	—	—
United States	868,475	868,475	—	—
Preferred securities	9,620,534	9,620,534	—	—
Rights	11,529	1,657	$9,872	—
Short-term investments	1,914,637	1,914,637	—	—
Total investments in securities	$683,415,415	$683,251,319	$9,872	$154,224
Derivatives:
Assets
Futures	$10,530	$10,530	—	—

Multifactor Large Cap ETF
Investments in securities:
Assets
Common stocks
Communication services	$61,949,803	$61,949,803	—	—
Consumer discretionary	88,993,523	88,993,523	—	—
Consumer staples	51,939,249	51,939,249	—	—
Energy	39,999,066	39,999,066	—	—
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	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Large Cap ETF (continued)
Financials	$136,423,393	$136,423,393	—	—
Health care	105,067,864	105,049,706	—	$18,158
Industrials	110,966,913	110,966,913	—	—
Information technology	216,370,919	216,370,919	—	—
Materials	33,222,511	33,222,511	—	—
Real estate	25,297,115	25,297,115	—	—
Utilities	33,035,703	33,035,703	—	—
Short-term investments	1,511,911	1,511,911	—	—
Total investments in securities	$904,777,970	$904,759,812	—	$18,158
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Mid Cap ETF
Investments in securities:
Assets
Common stocks
Communication services	$113,467,855	$113,467,855	—	—
Consumer discretionary	481,311,552	481,311,552	—	—
Consumer staples	165,113,391	165,113,391	—	—
Energy	194,854,861	194,854,861	—	—
Financials	588,820,927	588,820,927	—	—
Health care	392,946,497	392,662,155	—	$284,342
Industrials	763,599,477	763,599,477	—	—
Information technology	536,423,673	536,423,673	—	—
Materials	226,126,252	226,126,252	—	—
Real estate	207,946,163	207,946,163	—	—
Utilities	195,883,107	195,883,107	—	—
Short-term investments	9,458,335	9,458,335	—	—
Total investments in securities	$3,875,952,090	$3,875,667,748	—	$284,342
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Small Cap ETF
Investments in securities:
Assets
Common stocks	$489,779,776	$489,779,776	—	—
Short-term investments	975,954	975,954	—	—
Total investments in securities	$490,755,730	$490,755,730	—	—
Derivatives:
Assets
Futures	$6,470	$6,470	—	—
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Developed International ETF
John Hancock Collateral Trust	394,942	$9,414,272	$30,672,950	$(36,139,387)	$680	$865	$35,753	—	$3,949,380
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Emerging Markets ETF
John Hancock Collateral Trust	70,910	$122,282	$1,365,298	$(778,574)	$61	$29	$12,928	—	$709,096
Multifactor Large Cap ETF
John Hancock Collateral Trust	64,883	$129,951	$1,025,673	$(506,795)	$(13)	$12	$8,466	—	$648,828
Multifactor Mid Cap ETF
John Hancock Collateral Trust	438,407	$1,852,697	$17,166,952	$(14,636,470)	$793	$57	$67,530	—	$4,384,029
Multifactor Small Cap ETF
John Hancock Collateral Trust	4,940	$1,723,125	$10,409,359	$(12,083,328)	$70	$173	$3,531	—	$49,399
For additional information on the funds’ significant accounting policies and risks, please refer to the funds’ most recent semiannual or annual shareholder report and prospectus.
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